UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1: Reports to Shareholders

Vanguard Tax-Managed Funds®
Semiannual Report

June 30, 2011

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the six months ended June 30, 2011, Vanguard Tax-Managed Small-Cap Fund returned more than 7%—the best performance of the four Tax-Managed Funds discussed in this report.

> Vanguard Tax-Managed Balanced Fund, an almost even mix of stocks and municipal bonds, produced the lowest half-year return, a still-solid 5.23%.

> Health care and energy stocks were among the strongest performers, while financials struggled.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	7
Tax-Managed Growth and Income Fund.	43
Tax-Managed Capital Appreciation Fund.	60
Tax-Managed Small-Cap Fund.	78
About Your Fund’s Expenses.	95
Trustees Approve Advisory Arrangement.	97
Glossary.	98

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
Total
Returns
Vanguard Tax-Managed Balanced Fund	5.23%
Tax-Managed Balanced Composite Index	5.27
Mixed-Asset Target Allocation Moderate Funds Average	4.30
Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Growth and Income Fund
Admiral™ Shares	5.97%
Institutional Shares	5.99
S&P 500 Index	6.02
Large-Cap Core Funds Average	5.25
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	6.49%
Institutional Shares	6.48
Russell 1000 Index	6.37
Multi-Cap Core Funds Average	5.96
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Tax-Managed Small-Cap Fund
Admiral™ Shares	7.66%
Institutional Shares	7.69
S&P SmallCap 600 Index	7.54
Small-Cap Core Funds Average	6.41
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

The Vanguard Tax-Managed Funds produced strong returns for the six months ended June 30, an upbeat counterpoint to the sobering headlines and grim commentary that seemed to pervade the financial markets.

Of the funds discussed in this report, Vanguard Tax-Managed Small-Cap Fund produced the highest six-month return. Vanguard Tax-Managed Balanced Fund, which is split about evenly between U.S. stocks and municipal bonds, produced the lowest. (Vanguard Tax-Managed International Fund is covered in a separate report.)

I want to note two important changes we’ve made that will benefit shareholders in the Tax-Managed Funds. First, Vanguard has replaced each fund’s Investor Shares with lower-cost Admiral Shares. In addition, for the four funds in this report, we have eliminated the 1% fee for redemptions of shares held for less than five years.

Both changes are part of our ongoing efforts to reduce the cost and complexity of investing for Vanguard clients.

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

The Tax-Managed Funds captured the markets’ strong returns
The returns of the Vanguard Tax-Managed Funds were consistent with the performance of their various market segments, a consequence of their index-oriented strategy. Each fund seeks to

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

capture the returns of a target index while allowing for some deviation related to the tax-management mandate. Each fund produced six-month results in line with those of its index; each outperformed the average return of its peer group.

Small-cap stocks were among the best performers in the broad U.S. stock market for the period; this pattern was also apparent in the Tax-Managed Funds. The Admiral Shares of Vanguard Tax-Managed Small-Cap Fund returned 7.66%, roughly a percentage point more than the return of Vanguard Tax-Managed Capital Appreciation Fund, the next-best performer of the group.

Health care and energy stocks produced the small-cap fund’s highest gains. Health care stocks were among the laggards in the market rally during 2010, but the sector has found favor more recently. Biotech companies produced especially strong returns. Energy stocks—particularly drilling, service, and equipment companies—rallied through the six months, even as oil prices retreated toward the end of the period.

Financial and industrial stocks were the small-cap fund’s weakest performers. Banks and brokerage firms continued to grapple with the legacies of the financial crisis, while smaller industrial companies confronted signs of economic deceleration in the United States.

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.15%	—	0.97%
Tax-Managed Growth and Income Fund	0.12	0.08%	1.26
Tax-Managed Capital Appreciation Fund	0.12	0.08	1.18
Tax-Managed Small-Cap Fund	0.18	0.08	1.38

The fund expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.13%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.14% for Admiral Shares and 0.08% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

These general themes were reflected in the Tax-Managed Capital Appreciation Fund, a mid- and large-cap stock portfolio, and the Tax-Managed Growth and Income Fund, which focuses on large-caps.

The Tax-Managed Balanced Fund invests almost half its assets in a stock portfolio similar to that of the Tax-Managed Capital Appreciation Fund. It holds the remainder in a broadly diversified portfolio of municipal bonds. Municipal securities were hammered early in the year as unsettling (and in our opinion, overstated) headlines raised doubts about their safety. Toward the end of the period, investors’ worries began to recede and prices rose. For the half-year, this fund returned a solid 5.23%.

Time-tested counsel for an unsettled era
Over the decades, our counsel to clients has remained consistent, even boring: Build a broadly diversified, low-cost portfolio that includes stock and fixed income funds in proportions consistent with your goals and circumstances.

Since the financial crisis, of course, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes.

Impulsive portfolio changes can do damage to sensible long-term investment plans. A commitment to those plans, by contrast, has proven a reliable strategy for enhancing wealth. A recent Vanguard study of defined-contribution plans found that, despite significant market shocks, participants, on average, had higher account balances in 2010 than in 2007, the eve of the financial crisis. The increase reflected the benefits of regular contributions, diversification, and the global stock markets’ rebound from crisis lows.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2011

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$19.96	$20.75	$0.252	$0.000
Vanguard Tax-Managed Growth and Income
Fund
Admiral Shares	$56.31	$59.15	$0.522	$0.000
Institutional Shares	27.40	28.78	0.260	0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$62.56	$66.61	$0.009	$0.000
Institutional Shares	31.09	33.10	0.004	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$27.17	$29.25	$0.002	$0.000
Institutional Shares	27.23	29.32	0.003	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2011

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	611	985	3,745
Median Market Cap $32.6B		$38.1B	$30.8B
Price/Earnings Ratio	16.6x	16.5x	17.1x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	19.5%	19.4%	19.1%
Earnings Growth Rate	6.5%	5.7%	5.8%
Dividend Yield	1.6%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	2.08%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics
		Barclays
		7 Year	Barclays
		Municipal	Municipal
	Fund	Index	Bond Index
Number of Bonds	604	4,786	45,667
Yield to Maturity
(before expenses)	2.7%	2.6%	3.5%
Average Coupon	4.8%	4.9%	4.9%
Average Duration	5.5 years	5.1 years	8.5 years
Average Effective
Maturity	5.9 years	6.9 years	13.4 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	Index
R-Squared	0.99	0.93
Beta	0.96	0.49

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9%
Apple Inc.	Computer
	Hardware	2.3
International Business	IT Consulting &
Machines Corp.	Other Servies	1.5
Microsoft Corp.	Systems Software	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.2
Top Ten		15.6%
Top Ten as % of Total Net Assets		7.6%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated July 15, 2011, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratio was 0.13%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.5%	11.5%	12.2%
Consumer Staples	9.5	9.5	9.7
Energy	12.0	12.0	11.2
Financials	15.5	15.4	15.4
Health Care	11.5	11.6	11.3
Industrials	11.5	11.4	11.6
Information
Technology	17.7	17.7	18.4
Materials	4.4	4.4	4.4
Telecommunication
Services	3.0	3.0	2.6
Utilities	3.4	3.5	3.2

Distribution by Maturity (% of fixed income
portfolio)
Under 1 Year	9.4%
1 - 3 Years	13.2
3 - 5 Years	18.6
5 - 10 Years	49.6
10 - 20 Years	9.2

Largest Area Concentrations (% of fixed income
portfolio)
New York	19.1%
California	11.6
Texas	7.0
Massachusetts	4.8
New Jersey	4.7
Georgia	4.4
Illinois	3.8
Florida	3.8
Puerto Rico	3.5
Ohio	3.2
Top Ten	65.9%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of fixed
income portfolio)
Aaa	20.3%
Aa	52.8
A	22.7
Baa	2.3
Ba	0.4
Not Rated	1.5

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays Capital 7 Year Municipal Bond Index.

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	9/6/1994	16.92%	4.87%	2.84%	1.58%	4.42%

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (47.4%)
Consumer Discretionary (5.4%)
*	Amazon.com Inc.	10,752	2,199
	McDonald’s Corp.	24,559	2,071
	Walt Disney Co.	49,866	1,947
	Comcast Corp. Class A	74,045	1,876
*	Ford Motor Co.	113,700	1,568
	News Corp. Class A	72,500	1,283
*	DIRECTV Class A	24,418	1,241
	Home Depot Inc.	32,099	1,163
	NIKE Inc. Class B	12,047	1,084
	Target Corp.	22,045	1,034
	Starbucks Corp.	25,127	992
	Lowe’s Cos. Inc.	42,215	984
	Viacom Inc. Class B	19,127	975
	Time Warner Inc.	25,796	938
	Time Warner Cable Inc.	11,243	877
	Yum! Brands Inc.	15,505	856
	Coach Inc.	11,770	752
	TJX Cos. Inc.	13,693	719
	Carnival Corp.	16,650	627
	Kohl’s Corp.	12,082	604
*	Bed Bath & Beyond Inc.	10,100	590
	Macy’s Inc.	19,230	562
	Virgin Media Inc.	16,636	498
	Harley-Davidson Inc.	12,103	496
	Starwood Hotels &
	Resorts Worldwide Inc.	8,707	488
*	O’Reilly Automotive Inc.	7,344	481
	Best Buy Co. Inc.	15,075	474
	Staples Inc.	29,898	472
	Marriott International Inc.
	Class A	12,968	460
*	General Motors Co.	14,400	437
	Ross Stores Inc.	5,432	435
	Polo Ralph Lauren Corp.
	Class A	3,180	422
	Johnson Controls Inc.	9,900	412
	Tractor Supply Co.	5,946	398
	PetSmart Inc.	8,668	393

			Market
			Value
		Shares	($000)
*	AutoZone Inc.	1,320	389
	Expedia Inc.	12,967	376
*	BorgWarner Inc.	4,476	362
	Gap Inc.	19,725	357
	DeVry Inc.	6,000	355
*	DISH Network Corp.
	Class A	11,557	354
	Advance Auto Parts Inc.	5,903	345
*	Liberty Media Corp. - Starz	4,555	343
	International Game
	Technology	19,300	339
	Hasbro Inc.	7,712	339
	Phillips-Van Heusen Corp.	4,953	324
	Scripps Networks
	Interactive Inc. Class A	6,550	320
	Lear Corp.	5,900	316
	Gentex Corp.	10,400	314
	Brinker International Inc.	12,637	309
	Harman International
	Industries Inc.	6,730	307
*	Liberty Global Inc. Class A	6,532	294
	Lennar Corp. Class A	15,900	289
*	Apollo Group Inc. Class A	6,500	284
	John Wiley & Sons Inc.
	Class A	5,453	284
	Jarden Corp.	8,200	283
	Aaron’s Inc.	9,250	261
	Weight Watchers
	International Inc.	3,425	258
*	NVR Inc.	340	247
	Morningstar Inc.	3,900	237
	Washington Post Co.
	Class B	560	235
*	Liberty Global Inc.	5,446	233
	Thor Industries Inc.	7,788	225
*	Dollar General Corp.	6,500	220
	Wyndham Worldwide Corp.	6,300	212
	Guess? Inc.	4,600	193
	Family Dollar Stores Inc.	3,500	184
	Dillard’s Inc. Class A	3,200	167

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	RadioShack Corp.	12,521	167
	Fortune Brands Inc.	2,600	166
*	Discovery
	Communications Inc.
	Class A	3,841	157
	Comcast Corp.
	Class A Special Shares	6,476	157
	DR Horton Inc.	13,399	154
	Omnicom Group Inc.	3,200	154
*	Panera Bread Co. Class A	900	113
*	priceline.com Inc.	220	113
	Chico’s FAS Inc.	7,000	107
*	Liberty Media Corp. - Capital	1,200	103
*	Career Education Corp.	4,500	95
	Newell Rubbermaid Inc.	3,718	59
	Abercrombie & Fitch Co.	800	54
*	MGM Resorts International	4,013	53
	CBS Corp. Class B	1,600	46
*	Toll Brothers Inc.	2,000	41
	Cablevision Systems Corp.
	Class A	1,094	40
	Wendy’s/Arby’s Group Inc.
	Class A	7,800	40
	Lennar Corp. Class B	680	10
	H&R Block Inc.	500	8
	Darden Restaurants Inc.	50	2
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 03/02/2012	243	—
			42,202
Consumer Staples (4.5%)
	Procter & Gamble Co.	69,184	4,398
	Coca-Cola Co.	55,431	3,730
	Philip Morris
	International Inc.	42,100	2,811
	Wal-Mart Stores Inc.	50,181	2,667
	PepsiCo Inc.	35,543	2,503
	CVS Caremark Corp.	40,592	1,525
	Colgate-Palmolive Co.	14,935	1,306
	Walgreen Co.	28,118	1,194
	Costco Wholesale Corp.	13,717	1,114
	Kraft Foods Inc.	28,716	1,012
	Altria Group Inc.	36,500	964
	Archer-Daniels-Midland Co.	24,020	724
	Mead Johnson Nutrition Co.	8,738	590
	Estee Lauder Cos. Inc.
	Class A	4,995	525
	Bunge Ltd.	7,330	505
*	Green Mountain Coffee
	Roasters Inc.	5,629	502
	Dr Pepper Snapple
	Group Inc.	11,762	493
	Sara Lee Corp.	25,200	479
	Safeway Inc.	20,134	471
	JM Smucker Co.	6,134	469
	Coca-Cola Enterprises Inc.	15,786	461

			Market
			Value
		Shares	($000)
	Brown-Forman Corp.
	Class B	5,851	437
	Kroger Co.	16,800	417
	McCormick & Co. Inc.	8,400	416
	Herbalife Ltd.	6,900	398
	Tyson Foods Inc. Class A	19,227	373
	Church & Dwight Co. Inc.	9,086	368
	Clorox Co.	5,400	364
*	Hansen Natural Corp.	4,445	360
	Molson Coors Brewing Co.
	Class B	8,000	358
	Hormel Foods Corp.	11,946	356
*	Energizer Holdings Inc.	4,894	354
	Corn Products
	International Inc.	6,188	342
*	Constellation Brands Inc.
	Class A	15,484	322
*	Ralcorp Holdings Inc.	3,600	312
*	Smithfield Foods Inc.	14,162	310
*	Dean Foods Co.	23,350	287
	Flowers Foods Inc.	11,400	251
	Kimberly-Clark Corp.	3,072	205
	General Mills Inc.	4,900	182
	Avon Products Inc.	2,100	59
	Sysco Corp.	1,500	47
*	BJ’s Wholesale Club Inc.	900	45
			35,006
Energy (5.7%)
	Exxon Mobil Corp.	132,799	10,807
	Chevron Corp.	51,183	5,264
	Schlumberger Ltd.	31,867	2,753
	ConocoPhillips	33,087	2,488
	Occidental Petroleum Corp.	20,404	2,123
	Apache Corp.	11,914	1,470
	Anadarko Petroleum Corp.	16,285	1,250
	Devon Energy Corp.	13,457	1,061
	EOG Resources Inc.	9,028	944
	Hess Corp.	10,804	808
	Halliburton Co.	14,464	738
	Noble Energy Inc.	6,999	627
	El Paso Corp.	30,766	621
*	Southwestern Energy Co.	14,414	618
*	Cameron International Corp.	10,652	536
*	FMC Technologies Inc.	11,230	503
	Pioneer Natural
	Resources Co.	5,494	492
	Peabody Energy Corp.	8,309	489
	Range Resources Corp.	8,669	481
	Marathon Oil Corp.	8,482	447
	Murphy Oil Corp.	6,700	440
*	Newfield Exploration Co.	6,427	437
	Helmerich & Payne Inc.	6,308	417
	QEP Resources Inc.	9,657	404
*	Nabors Industries Ltd.	16,090	396
	Cimarex Energy Co.	4,376	394

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	SM Energy Co.	5,157	379
	Cabot Oil & Gas Corp.	5,645	374
*	Ultra Petroleum Corp.	8,100	371
	Consol Energy Inc.	7,605	369
	EQT Corp.	6,997	367
*	Rowan Cos. Inc.	9,343	363
	National Oilwell Varco Inc.	4,529	354
	Diamond Offshore
	Drilling Inc.	4,860	342
	Energen Corp.	5,830	329
*	Dresser-Rand Group Inc.	6,113	329
*	SandRidge Energy Inc.	30,400	324
	Baker Hughes Inc.	4,350	316
*	Superior Energy Services Inc.	7,900	293
*	McDermott International Inc.	14,465	287
*	Continental Resources Inc.	4,372	284
	Frontier Oil Corp.	8,618	278
	EXCO Resources Inc.	15,400	272
	Patterson-UTI Energy Inc.	8,502	269
*	Forest Oil Corp.	9,041	241
	SEACOR Holdings Inc.	2,397	240
*	Concho Resources Inc.	2,200	202
*	Plains Exploration &
	Production Co.	4,748	181
*	Alpha Natural Resources Inc.	3,888	177
	Chesapeake Energy Corp.	2,100	62
*	Denbury Resources Inc.	1,400	28
			44,039
Financials (7.3%)
	JPMorgan Chase & Co.	109,301	4,475
*	Berkshire Hathaway Inc.
	Class B	52,186	4,039
	Wells Fargo & Co.	137,921	3,870
	Bank of America Corp.	286,217	3,137
	Citigroup Inc.	68,501	2,852
	Goldman Sachs Group Inc.	15,285	2,034
	US Bancorp	43,300	1,105
	Simon Property Group Inc.	9,302	1,081
	Morgan Stanley	44,360	1,021
	American Express Co.	17,933	927
	Capital One Financial Corp.	17,139	886
	State Street Corp.	18,069	815
	Franklin Resources Inc.	5,175	679
	Public Storage	5,851	667
	Discover Financial Services	24,829	664
	Equity Residential	10,950	657
	Charles Schwab Corp.	39,305	647
	Bank of New York
	Mellon Corp.	25,100	643
	Travelers Cos. Inc.	10,589	618
	Progressive Corp.	28,397	607
	Boston Properties Inc.	5,681	603
	Loews Corp.	14,324	603
	SunTrust Banks Inc.	22,250	574

			Market
			Value
		Shares	($000)
	Hartford Financial Services
	Group Inc.	20,400	538
	Host Hotels & Resorts Inc.	29,846	506
	MetLife Inc.	11,440	502
	Weyerhaeuser Co.	22,357	489
	Fifth Third Bancorp	38,275	488
*	Intercontinental-
	Exchange Inc.	3,700	461
	Lincoln National Corp.	16,159	460
	PNC Financial Services
	Group Inc.	7,700	459
	Moody’s Corp.	11,300	433
	General Growth
	Properties Inc.	25,900	432
*	CB Richard Ellis Group Inc.
	Class A	17,173	431
	Unum Group	16,727	426
	Aflac Inc.	8,800	411
	AvalonBay Communities Inc.	3,000	385
	SL Green Realty Corp.	4,459	370
	Torchmark Corp.	5,740	368
	Reinsurance Group of
	America Inc. Class A	5,872	357
*	Affiliated Managers
	Group Inc.	3,400	345
	Federal Realty Investment
	Trust	3,999	341
	Jones Lang LaSalle Inc.	3,612	341
	Zions Bancorporation	13,887	333
*	Markel Corp.	830	329
	TD Ameritrade Holding Corp.	16,661	325
	Regions Financial Corp.	51,500	319
	Digital Realty Trust Inc.	5,143	318
*	Forest City Enterprises Inc.
	Class A	17,018	318
	Alexandria Real Estate
	Equities Inc.	4,100	317
	RenaissanceRe Holdings Ltd.	4,532	317
	East West Bancorp Inc.	15,588	315
	Legg Mason Inc.	9,554	313
	HCC Insurance Holdings Inc.	9,864	311
*	MSCI Inc. Class A	8,200	309
	Marshall & Ilsley Corp.	38,700	308
	Apartment Investment &
	Management Co.	12,073	308
	Developers Diversified
	Realty Corp.	21,800	307
	Brown & Brown Inc.	11,800	303
	Prudential Financial Inc.	4,712	300
	Raymond James
	Financial Inc.	9,250	297
	Douglas Emmett Inc.	14,929	297
*	Arch Capital Group Ltd.	9,296	297
	Allied World Assurance Co.
	Holdings Ltd.	5,048	291

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Allstate Corp.	9,400	287
	Lazard Ltd. Class A	7,700	286
	WR Berkley Corp.	8,803	286
	Vornado Realty Trust	3,000	280
	Assured Guaranty Ltd.	17,100	279
*	NASDAQ OMX Group Inc.	11,000	278
	SEI Investments Co.	12,147	273
	American Financial
	Group Inc.	7,650	273
	Hospitality Properties Trust	10,810	262
	Assurant Inc.	7,200	261
	Associated Banc-Corp	18,600	259
*	Alleghany Corp.	775	258
	Commerce Bancshares Inc.	5,973	257
*	St. Joe Co.	11,900	248
	First Horizon National Corp.	25,056	239
	Huntington Bancshares Inc.	34,200	224
	Janus Capital Group Inc.	23,600	223
	BOK Financial Corp.	4,040	221
*	Howard Hughes Corp.	3,400	221
*	LPL Investment
	Holdings Inc.	6,300	216
*	Genworth Financial Inc.
	Class A	20,900	215
	StanCorp Financial
	Group Inc.	5,000	211
*	First Republic Bank	6,300	203
*	MBIA Inc.	22,375	194
	Jefferies Group Inc.	9,300	190
	Hanover Insurance
	Group Inc.	5,014	189
	Washington Federal Inc.	11,100	182
	First Citizens
	BancShares Inc. Class A	946	177
	White Mountains Insurance
	Group Ltd.	380	160
	Kimco Realty Corp.	8,469	158
	BB&T Corp.	5,800	156
	Leucadia National Corp.	4,500	153
*	TFS Financial Corp.	15,600	151
	CME Group Inc.	499	146
	BlackRock Inc.	722	139
	Comerica Inc.	3,800	131
	KeyCorp	13,318	111
	American International
	Group Inc.	3,600	106
	Chubb Corp.	1,400	88
	ACE Ltd.	1,200	79
	ProLogis Inc.	2,000	72
	Ameriprise Financial Inc.	1,180	68
	M&T Bank Corp.	750	66
	AON Corp.	900	46
*	E*Trade Financial Corp.	3,200	44
	Taubman Centers Inc.	400	24
	Cullen/Frost Bankers Inc.	200	11

			Market
			Value
		Shares	($000)
	People’s United
	Financial Inc.	400	5
			56,885
Health Care (5.5%)
	Johnson & Johnson	66,187	4,403
	Pfizer Inc.	192,889	3,973
	Merck & Co. Inc.	69,021	2,436
	UnitedHealth Group Inc.	32,213	1,661
	Abbott Laboratories	31,300	1,647
*	Amgen Inc.	27,852	1,625
*	Gilead Sciences Inc.	25,593	1,060
	WellPoint Inc.	12,026	947
*	Express Scripts Inc.	17,368	937
*	Celgene Corp.	15,462	933
*	Biogen Idec Inc.	8,369	895
	Medtronic Inc.	23,200	894
	Allergan Inc.	10,399	866
*	Thermo Fisher Scientific Inc.	13,167	848
*	Medco Health Solutions Inc.	14,845	839
	Bristol-Myers Squibb Co.	26,995	782
	Stryker Corp.	12,549	736
*	Agilent Technologies Inc.	13,207	675
	St. Jude Medical Inc.	13,835	660
	McKesson Corp.	7,632	638
	Aetna Inc.	14,055	620
	Cardinal Health Inc.	13,245	602
	CIGNA Corp.	11,062	569
*	Zimmer Holdings Inc.	8,070	510
	Eli Lilly & Co.	13,200	495
*	Mylan Inc.	20,056	495
*	Forest Laboratories Inc.	12,409	488
*	Watson Pharmaceuticals Inc.	7,096	488
	AmerisourceBergen Corp.
	Class A	11,506	476
*	Vertex Pharmaceuticals Inc.	9,000	468
*	Hospira Inc.	8,060	457
*	Laboratory Corp. of
	America Holdings	4,591	444
*	Life Technologies Corp.	8,522	444
*	Illumina Inc.	5,800	436
	CR Bard Inc.	3,965	436
	Quest Diagnostics Inc.	7,345	434
*	Waters Corp.	4,518	432
*	DaVita Inc.	4,800	416
	Baxter International Inc.	6,800	406
	DENTSPLY International Inc.	10,328	393
	Perrigo Co.	4,408	387
*	Endo Pharmaceuticals
	Holdings Inc.	9,559	384
	Cooper Cos. Inc.	4,584	363
*	Mettler-Toledo
	International Inc.	2,100	354
	Universal Health
	Services Inc. Class B	5,966	307
	PerkinElmer Inc.	11,400	307

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Warner Chilcott plc Class A	12,500	302
	Omnicare Inc.	9,021	288
*	HCA Holdings Inc.	8,700	287
	Techne Corp.	3,400	283
*	Intuitive Surgical Inc.	720	268
*	Tenet Healthcare Corp.	42,100	263
	Hill-Rom Holdings Inc.	5,600	258
*	Bio-Rad Laboratories Inc.
	Class A	2,100	251
*	Varian Medical Systems Inc.	3,400	238
*	CareFusion Corp.	8,395	228
	Patterson Cos. Inc.	6,600	217
	Covidien plc	3,600	192
	Becton Dickinson and Co.	1,684	145
	Pharmaceutical Product
	Development Inc.	5,200	139
*	Cephalon Inc.	200	16
			42,441
Industrials (5.5%)
	General Electric Co.	259,109	4,887
	United Technologies Corp.	24,876	2,202
	3M Co.	16,900	1,603
	Union Pacific Corp.	14,884	1,554
	Caterpillar Inc.	11,900	1,267
	Boeing Co.	15,820	1,170
	FedEx Corp.	10,776	1,022
	Danaher Corp.	18,879	1,000
	United Parcel Service Inc.
	Class B	13,600	992
	Precision Castparts Corp.	5,252	865
	Cummins Inc.	7,321	758
	Raytheon Co.	14,149	705
	Honeywell International Inc.	11,500	685
	Emerson Electric Co.	12,100	681
	Ingersoll-Rand plc	13,100	595
	CH Robinson Worldwide Inc.	7,011	553
	CSX Corp.	20,200	530
	Fluor Corp.	8,058	521
	ITT Corp.	8,739	515
	Expeditors International of
	Washington Inc.	9,728	498
	Fastenal Co.	13,730	494
	Joy Global Inc.	5,000	476
	Deere & Co.	5,600	462
*	Stericycle Inc.	4,995	445
	Republic Services Inc.
	Class A	14,110	435
	Southwest Airlines Co.	37,967	434
	AMETEK Inc.	9,294	417
	KBR Inc.	10,782	406
	WW Grainger Inc.	2,632	404
	PACCAR Inc.	7,800	398
	Textron Inc.	16,781	396
	Rockwell Collins Inc.	6,400	395

			Market
			Value
		Shares	($000)
	Bucyrus International Inc.
	Class A	4,216	386
	Flowserve Corp.	3,434	377
	Stanley Black & Decker Inc.	5,227	377
*	WABCO Holdings Inc.	5,415	374
*	TransDigm Group Inc.	4,000	365
	JB Hunt Transport
	Services Inc.	7,744	365
	Donaldson Co. Inc.	5,956	361
	SPX Corp.	4,299	355
*	Jacobs Engineering
	Group Inc.	8,207	355
	Chicago Bridge &
	Iron Co. NV	8,900	346
	Equifax Inc.	9,900	344
	Wabtec Corp.	5,116	336
	Gardner Denver Inc.	3,977	334
*	AGCO Corp.	6,524	322
*	BE Aerospace Inc.	7,800	318
*	Navistar International Corp.	5,526	312
*	Thomas & Betts Corp.	5,766	310
	Copa Holdings SA Class A	4,493	300
	Towers Watson & Co.
	Class A	4,500	296
*	Quanta Services Inc.	14,555	294
*	URS Corp.	6,559	293
	Manpower Inc.	5,250	282
*	Oshkosh Corp.	9,500	275
	Pentair Inc.	6,800	274
*	Terex Corp.	9,584	273
	Con-way Inc.	7,000	272
	Landstar System Inc.	5,788	269
*	Aecom Technology Corp.	9,800	268
*	Babcock & Wilcox Co.	9,632	267
*	WESCO International Inc.	4,845	262
	Valmont Industries Inc.	2,711	261
	General Dynamics Corp.	3,491	260
	Manitowoc Co. Inc.	15,262	257
	Dun & Bradstreet Corp.	3,400	257
	Alliant Techsystems Inc.	3,544	253
*	Spirit Aerosystems
	Holdings Inc. Class A	11,400	251
	Armstrong World
	Industries Inc.	5,403	246
	UTi Worldwide Inc.	12,204	240
	Toro Co.	3,959	240
	Covanta Holding Corp.	14,400	237
	Robert Half International Inc.	8,200	222
	Lennox International Inc.	5,100	220
*	Shaw Group Inc.	7,200	218
	Illinois Tool Works Inc.	3,700	209
	Roper Industries Inc.	2,400	200
*	Air Lease Corp.	8,000	194
	Norfolk Southern Corp.	2,300	172
	Cintas Corp.	4,550	150

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Regal-Beloit Corp.	2,200	147
	MSC Industrial Direct Co.
	Class A	2,100	139
	Tyco International Ltd.	2,600	129
	Lockheed Martin Corp.	1,503	122
	Ryder System Inc.	1,400	80
	Waste Connections Inc.	2,400	76
	L-3 Communications
	Holdings Inc.	489	43
	IDEX Corp.	529	24
	Pall Corp.	400	22
	Northrop Grumman Corp.	118	8
*	Huntington Ingalls
	Industries Inc.	19	1
			42,205
Information Technology (8.4%)
*	Apple Inc.	25,249	8,475
	International Business
	Machines Corp.	33,103	5,679
	Microsoft Corp.	203,956	5,303
	Oracle Corp.	109,679	3,610
*	Google Inc. Class A	7,099	3,595
	Intel Corp.	150,400	3,333
	Qualcomm Inc.	43,900	2,493
	Cisco Systems Inc.	157,508	2,459
	Hewlett-Packard Co.	64,430	2,345
*	EMC Corp.	61,290	1,689
	Visa Inc. Class A	15,897	1,339
*	eBay Inc.	38,644	1,247
	Corning Inc.	52,967	961
*	Dell Inc.	54,335	906
*	Cognizant Technology
	Solutions Corp. Class A	10,977	805
*	Yahoo! Inc.	48,174	725
*	NetApp Inc.	13,071	690
*	Adobe Systems Inc.	21,444	674
	Applied Materials Inc.	51,280	667
	Texas Instruments Inc.	19,446	638
	Altera Corp.	13,770	638
*	Juniper Networks Inc.	19,800	624
*	Intuit Inc.	11,938	619
	Broadcom Corp. Class A	18,243	614
*	Citrix Systems Inc.	7,528	602
*	Motorola Solutions Inc.	12,918	595
*	Symantec Corp.	30,039	592
	Analog Devices Inc.	13,334	522
	Western Union Co.	25,665	514
*	BMC Software Inc.	8,983	491
*	Teradata Corp.	7,736	466
	CA Inc.	20,140	460
	Fidelity National Information
	Services Inc.	14,908	459
	Mastercard Inc. Class A	1,514	456
	Amphenol Corp. Class A	8,332	450
	Xilinx Inc.	12,317	449

			Market
			Value
		Shares	($000)
	Accenture plc Class A	7,400	447
*	Autodesk Inc.	11,308	436
*	Fiserv Inc.	6,847	429
*	Atmel Corp.	28,800	405
*	First Solar Inc.	2,971	393
	KLA-Tencor Corp.	9,592	388
	Factset Research
	Systems Inc.	3,682	377
	Activision Blizzard Inc.	31,000	362
	Global Payments Inc.	6,760	345
*	Lam Research Corp.	7,700	341
	National
	Semiconductor Corp.	13,741	338
	VeriSign Inc.	10,000	335
	FLIR Systems Inc.	9,900	334
	Solera Holdings Inc.	5,600	331
*	SAIC Inc.	18,906	318
	Computer Sciences Corp.	8,200	311
	Avago Technologies Ltd.	8,000	304
	DST Systems Inc.	5,550	293
*	NVIDIA Corp.	17,900	285
*	Fairchild Semiconductor
	International Inc. Class A	16,325	273
	Xerox Corp.	26,155	272
*	Motorola Mobility
	Holdings Inc.	11,303	249
*	Marvell Technology
	Group Ltd.	15,000	221
	Automatic Data
	Processing Inc.	3,274	172
	Tellabs Inc.	35,248	163
*	Ingram Micro Inc.	7,800	142
*	Lexmark International Inc.
	Class A	4,500	132
*	LSI Corp.	14,400	103
	AVX Corp.	6,400	98
	Harris Corp.	2,100	95
*	Salesforce.com Inc.	603	90
*	Tech Data Corp.	1,400	68
	National Instruments Corp.	2,200	65
*	IAC/InterActiveCorp	1,500	57
*	Arrow Electronics Inc.	700	29
	Lender Processing
	Services Inc.	800	17
			65,202
Materials (2.1%)
	Freeport-McMoRan
	Copper & Gold Inc.	29,394	1,555
	Monsanto Co.	16,208	1,176
	Newmont Mining Corp.	16,554	893
	EI du Pont de
	Nemours & Co.	14,300	773
	Mosaic Co.	10,248	694
	Dow Chemical Co.	17,400	626
	Cliffs Natural Resources Inc.	5,900	545

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Ecolab Inc.	9,400	530
	LyondellBasell Industries NV
	Class A	13,200	508
	Sigma-Aldrich Corp.	6,633	487
	CF Industries Holdings Inc.	3,411	483
	FMC Corp.	4,759	409
*	Crown Holdings Inc.	10,241	398
	Praxair Inc.	3,400	369
	Walter Energy Inc.	3,100	359
	Airgas Inc.	5,043	353
	Ball Corp.	9,018	347
	Sherwin-Williams Co.	4,100	344
	United States Steel Corp.	7,300	336
	Ashland Inc.	5,198	336
	International Paper Co.	10,743	320
	Reliance Steel &
	Aluminum Co.	6,200	308
	Nucor Corp.	7,400	305
*	Owens-Illinois Inc.	11,600	299
	Nalco Holding Co.	10,749	299
	Celanese Corp. Class A	5,407	288
*	WR Grace & Co.	6,300	288
	Cytec Industries Inc.	4,933	282
	Sealed Air Corp.	11,800	281
*	Solutia Inc.	12,000	274
	Scotts Miracle-Gro Co.
	Class A	5,042	259
	Royal Gold Inc.	4,200	246
	Schnitzer Steel
	Industries Inc.	3,979	229
*	Intrepid Potash Inc.	6,803	221
	Martin Marietta
	Materials Inc.	2,286	183
	Titanium Metals Corp.	9,700	178
	Steel Dynamics Inc.	9,800	159
	Albemarle Corp.	2,000	138
*	Rockwood Holdings Inc.	900	50
	Air Products &
	Chemicals Inc.	500	48
	Alcoa Inc.	3,000	48
	Vulcan Materials Co.	334	13
			16,237
Telecommunication Services (1.4%)
	AT&T Inc.	141,566	4,447
	Verizon
	Communications Inc.	67,900	2,528
*	American Tower Corp.
	Class A	14,149	740
*	Sprint Nextel Corp.	122,135	658
*	Crown Castle
	International Corp.	12,967	529
*	NII Holdings Inc.	9,651	409
*	MetroPCS
	Communications Inc.	20,300	349

			Market
			Value
		Shares	($000)
*	SBA Communications Corp.
	Class A	8,118	310
*	United States Cellular Corp.	4,415	214
	Telephone &
	Data Systems Inc.	5,463	170
	Frontier
	Communications Corp.	16,298	132
*	Clearwire Corp. Class A	29,147	110
	CenturyLink Inc.	2,600	105
	Telephone &
	Data Systems Inc. -
	Special Common Shares	3,000	81
*	tw telecom inc Class A	3,500	72
			10,854
Utilities (1.6%)
	NextEra Energy Inc.	15,197	873
	FirstEnergy Corp.	14,278	630
	PG&E Corp.	14,635	615
	Edison International	14,600	566
	Entergy Corp.	7,700	526
	Xcel Energy Inc.	21,000	510
	Sempra Energy	9,628	509
*	AES Corp.	37,300	475
	Southern Co.	11,000	444
	Constellation Energy
	Group Inc.	11,300	429
	Wisconsin Energy Corp.	13,650	428
	Northeast Utilities	11,500	405
*	Calpine Corp.	23,010	371
*	NRG Energy Inc.	14,924	367
	American Water
	Works Co. Inc.	12,300	362
	National Fuel Gas Co.	4,966	362
	CMS Energy Corp.	17,403	343
	ITC Holdings Corp.	4,713	338
	MDU Resources Group Inc.	14,804	333
	Alliant Energy Corp.	8,100	329
	UGI Corp.	10,100	322
*	GenOn Energy Inc.	83,412	322
	NV Energy Inc.	20,104	309
	NSTAR	6,542	301
	Oneok Inc.	4,000	296
	Aqua America Inc.	13,200	290
	DPL Inc.	7,800	235
	Exelon Corp.	5,200	223
	Dominion Resources Inc.	4,508	218
	Public Service Enterprise
	Group Inc.	5,564	182
	Great Plains Energy Inc.	7,800	162
	Questar Corp.	8,757	155
	Duke Energy Corp.	7,292	137
	OGE Energy Corp.	300	15
			12,382
Total Common Stocks
(Cost $223,644)			367,453

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.1%)
Alabama (0.1%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	557
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	551
				1,108
Alaska (0.1%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	595	612

Arizona (1.6%)
Arizona Board Regents
Arizona State University System Revenue	5.875%	7/1/24	100	112
Arizona COP	5.000%	10/1/18 (4)	500	552
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	507
Arizona School Facilities Board COP	5.500%	9/1/23	500	523
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	573
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/24	500	556
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/25	500	537
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	1,965	2,063
Arizona Transportation Board Highway Revenue	5.250%	7/1/17	2,215	2,311
Arizona Water Infrastructure
Finance Authority Revenue	4.000%	10/1/14	500	550
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	269
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	566
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	314
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	845
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21 (14)	500	541
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	804
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	477
				12,100
California (6.0%)
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	500	522
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	535
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	501
California Department of
Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,162
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/16	500	578
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/17	500	585

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/18	500	585
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/18	500	585
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/19	500	585
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/20	575	672
California Department of
Water Resources Water System Revenue
(Central Valley Project)	5.000%	12/1/28	500	534
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	205	232
California Economic Recovery Bonds GO	5.000%	7/1/15	295	326
California Economic Recovery Bonds GO	5.000%	7/1/18	500	586
California Economic Recovery Bonds GO	5.000%	7/1/19	500	583
California Economic Recovery Bonds GO	5.000%	7/1/20	500	573
California Economic Recovery Bonds GO	5.250%	7/1/21	825	948
California Economic Recovery Bonds GO	5.000%	7/1/22	500	538
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/30	500	541
California GO	5.250%	10/1/13 (14)	500	547
California GO	5.000%	11/1/13	500	545
California GO	5.000%	6/1/15	500	556
California GO	6.000%	2/1/16	500	587
California GO	5.000%	11/1/16	350	400
California GO	5.000%	3/1/17	500	571
California GO	5.000%	4/1/17	500	571
California GO	5.500%	4/1/18	1,000	1,174
California GO	6.000%	4/1/18	500	601
California GO	5.000%	9/1/18	500	553
California GO	5.000%	11/1/18 (3)	500	563
California GO	5.000%	6/1/19 (14)	500	552
California GO	5.000%	10/1/21	250	271
California GO	5.000%	6/1/25	495	515
California GO	5.500%	3/1/26	500	531
California GO	5.000%	6/1/27 (14)	500	512
California GO	5.000%	9/1/27	500	510
California GO	4.500%	8/1/28 (2)	485	461
California GO	5.750%	4/1/29	500	532
California GO	5.000%	9/1/29 (2)	500	503
California GO	5.250%	3/1/30	500	513
California Health Facilities
Financing Authority Revenue
(Catholic Healthcare West) PUT	5.000%	7/1/14	500	558
California Health Facilities
Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	500	523
California Infrastructure &
Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	589
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	504
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/11 (2)	1,535	1,540
California State University Revenue Systemwide	5.750%	11/1/27	500	531

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California State University Revenue Systemwide	5.250%	11/1/29	300	306
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	565
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	500	537
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	995	825
Los Angeles CA Community College District GO	5.000%	8/1/27	500	517
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	527
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	540
Los Angeles CA GO	5.000%	9/1/20 (14)	500	543
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	1,981
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	522
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	513
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	513
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	520
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	655
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/12	500	513
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	516
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	520
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/28	500	525
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/28	500	532
San Diego CA Unified School District GO	0.000%	7/1/27	500	196
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	568
San Diego CA Unified School District GO	0.000%	7/1/28	500	182
San Diego CA Unified School District GO	0.000%	7/1/29	500	168
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	496
San Francisco CA City &
County Earthquake Safety GO	5.000%	6/15/28	500	523
San Francisco CA City &
County International Airport Revenue	5.250%	5/1/22	500	546
San Francisco CA City &
County Public Utility Commission Revenue	5.500%	11/1/30	500	548
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/28	700	710
University of California Revenue	5.000%	5/15/21	500	541
University of California Revenue	5.000%	5/15/25	500	539
University of California Revenue	5.000%	5/15/27 (14)	500	525
University of California Revenue	5.000%	5/15/28 (14)	500	522
				46,718
Colorado (1.2%)
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	4,188
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	584
Colorado Springs CO Utility System Revenue	5.000%	11/15/25	500	549
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	450
Denver CO City & County COP VRDO	0.030%	7/1/11	825	825

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Denver CO City &
County School District No. 1 GO	5.500%	12/1/23 (14)	500	610
E-470 Public Highway Authority
Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,528
E-470 Public Highway Authority
Colorado Revenue	5.375%	9/1/26	500	469
				9,203
Connecticut (0.9%)
Connecticut GO	5.500%	12/15/13	3,000	3,356
Connecticut GO	5.000%	1/1/14	500	553
Connecticut GO	5.000%	11/1/14	500	567
Connecticut GO	5.000%	12/1/14	500	568
Connecticut GO	5.000%	2/15/23	500	559
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	500	537
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	541
				6,681
Delaware (0.2%)
Delaware GO	5.000%	10/1/20	500	598
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	500	592
University of Delaware Revenue	5.000%	11/1/23	555	630
				1,820
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21 (4)	500	553
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	552
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	529
Metropolitan Washington DC/VA
Airports Authority Airport System Revenue	5.000%	10/1/24	500	539
				2,173
Florida (2.0%)
Broward County FL Airport System Revenue	5.375%	10/1/29	500	516
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,071
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.250%	6/1/17	435	466
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.500%	6/1/17	500	542
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	551
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	565
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	574
Florida Board of Education
Public Education Capital Outlay GO	5.000%	6/1/22	500	566
Florida Board of Education
Public Education Capital Outlay GO	5.000%	6/1/24	500	542
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	701
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	5.000%	7/1/12	3,565	3,721
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	577
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	510

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	576
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	512
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	519
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	559
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	509
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/13 (ETM)	500	553
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/14 (ETM)	500	571
Tohopekaliga FL Water Authority Utility
System Revenue	5.750%	10/1/30	500	553
				15,254
Georgia (2.3%)
Atlanta GA Airport Revenue	5.750%	1/1/13 (3)	3,370	3,400
Atlanta GA Airport Revenue	5.000%	1/1/16	525	587
Atlanta GA Airport Revenue	5.000%	1/1/20	500	555
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	565
Georgia GO	5.000%	10/1/13	500	551
Georgia GO	4.000%	1/1/15	575	634
Georgia GO	5.000%	9/1/15 (Prere.)	500	582
Georgia GO	5.000%	4/1/16	500	584
Georgia GO	5.000%	5/1/16	500	586
Georgia GO	5.000%	7/1/16	500	588
Georgia GO	5.000%	7/1/16	400	470
Georgia GO	5.750%	8/1/17	500	614
Georgia GO	5.000%	7/1/22	500	575
Georgia GO	5.000%	5/1/25	500	556
Georgia Municipal Electric Power
Authority Revenue	6.250%	1/1/12 (14)	3,000	3,085
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	559
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	586
Gwinnett County GA School District GO	5.000%	2/1/28	500	569
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.000%	3/15/16	590	636
Main Street Natural Gas Inc.
Georgia Gas Project Revenue	5.000%	3/15/21	500	487
Milledgeville-Baldwin County GA
Development Authority Revenue
(Georgia College & State University Foundation)	5.625%	9/1/14 (Prere.)	500	579
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	540
				17,888
Hawaii (0.5%)
Hawaii GO	5.750%	2/1/15 (4)	500	581
Hawaii GO	5.000%	4/1/19 (2)	500	571
Hawaii GO	5.000%	6/1/29	500	535
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	592
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	564
Honolulu HI City & County GO	5.000%	12/1/30	310	331
University of Hawaii Revenue	5.000%	10/1/27	500	536
				3,710

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois (2.0%)
Chicago IL (City Colleges Capital
Improvement Project) GO	0.000%	1/1/12 (3)	2,380	2,357
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	517
Chicago IL Board of Education GO	5.250%	12/1/26 (4)	500	510
Chicago IL GO	5.000%	12/1/16 (2)	500	559
Chicago IL GO	5.500%	1/1/17 (4)	500	564
Chicago IL GO	5.000%	1/1/19 (2)	500	535
Chicago IL GO VRDO	0.050%	7/1/11	1,240	1,240
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	521
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	517
Chicago IL Sales Tax Revenue VRDO	0.050%	7/1/11	1,300	1,300
Cook County IL GO	5.000%	11/15/21	500	531
Cook County IL GO	5.000%	11/15/28	500	511
Illinois Finance Authority Revenue
(University of Chicago) VRDO	0.050%	7/7/11	500	500
Illinois GO	5.000%	1/1/18	500	540
Illinois GO	5.000%	1/1/21 (4)	500	532
Illinois GO	5.000%	6/1/26	500	497
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	602
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	583
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	513
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	509
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	709
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	217
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	406
				15,270
Indiana (0.3%)
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	589
Indiana Health & Educational Facility
Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	290	291
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	528
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	567
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	500	533
Indiana University Student Fee Revenue	5.000%	8/1/23	100	110
				2,618
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	242

Kansas (0.5%)
Kansas Department of
Transportation Highway Revenue	5.000%	9/1/22	500	564
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	563
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,441

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/17	1,000	1,132
				3,700
Kentucky (0.2%)
Kentucky Property &
Building Commission Revenue	5.250%	10/1/15 (4)	150	173
Kentucky Property &
Building Commission Revenue	5.375%	11/1/23	500	549
Kentucky Property &
Building Commission Revenue	5.000%	11/1/26 (4)	500	523
Kentucky Turnpike Authority
Economic Development Road Revenue
(Revitalization Project)	5.000%	7/1/25	305	328
				1,573
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	453
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	486
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	514
Louisiana GO	5.000%	5/1/18 (4)	500	565
Louisiana GO	5.000%	5/1/23 (4)	500	543
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,370
				3,931
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	551

Maryland (1.0%)
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	592
Maryland GO	5.000%	3/1/15	550	629
Maryland GO	5.250%	3/1/15	500	576
Maryland GO	5.000%	8/1/15	500	579
Maryland GO	5.000%	8/1/15 (Prere.)	500	581
Maryland GO	5.250%	3/1/17	500	597
Maryland GO	5.000%	7/15/17	610	725
Maryland GO	5.000%	3/15/22	500	577
Maryland Transportation Authority
Facilities Projects Revenue	5.000%	7/1/15 (4)	750	836
Maryland Transportation Authority
Facilities Projects Revenue	5.000%	7/1/22	500	568
Maryland Transportation Authority GAN	5.250%	3/1/20	500	591
Montgomery County MD GO	5.000%	11/1/17	500	596
				7,447
Massachusetts (2.5%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	607
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	569
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	477
Massachusetts College Building
Authority Revenue	5.250%	5/1/29	445	480

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	537
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	583
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	360
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,229
Massachusetts GO	5.000%	5/1/14	500	558
Massachusetts GO	5.000%	8/1/14	500	562
Massachusetts GO	5.000%	8/1/15	500	575
Massachusetts GO	5.500%	11/1/16	500	600
Massachusetts GO	5.500%	10/1/18	500	606
Massachusetts GO	5.000%	7/1/20	500	579
Massachusetts GO	5.000%	8/1/20	500	588
Massachusetts GO	5.500%	10/1/20	500	609
Massachusetts GO	5.250%	8/1/23	500	591
Massachusetts GO	5.000%	3/1/26	500	546
Massachusetts GO	5.000%	4/1/29	500	541
Massachusetts Health &
Educational Facilities Authority Revenue
(Caritas Christi Obligated Group)	6.500%	7/1/12 (ETM)	505	519
Massachusetts Health &
Educational Facilities Authority Revenue
(Children’s Hospital) VRDO	0.060%	7/1/11 LOC	1,550	1,550
Massachusetts Health &
Educational Facilities Authority Revenue
(Harvard University)	5.000%	12/15/28	500	548
Massachusetts Health &
Educational Facilities Authority Revenue (MIT)	5.250%	7/1/28	500	591
Massachusetts Health &
Educational Facilities Authority Revenue
(Tufts University) VRDO	0.030%	7/1/11	200	200
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	590
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	500	524
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	500	518
Massachusetts Special Obligation
Dedicated Tax Revenue	5.500%	1/1/26 (3)	500	554
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	115
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	607
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/25	895	992
				19,505
Michigan (1.4%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	492
Mason MI Public School District
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	2,019
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	551
Michigan GO	5.000%	9/15/14 (4)	500	556
Michigan GO	5.000%	5/1/18	500	571
Michigan GO	5.500%	11/1/25	595	647

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	4,735	5,009
Michigan Trunk Line Revenue	5.000%	11/1/21	500	553
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	544
				10,942
Minnesota (0.7%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	567
Minnesota GO	5.000%	6/1/13	500	544
Minnesota GO	5.000%	11/1/14	500	569
Minnesota GO	5.000%	8/1/15	500	578
Minnesota GO	5.000%	8/1/19	500	595
Minnesota GO	5.000%	8/1/21	500	583
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	571
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	526
University of Minnesota Revenue	5.000%	8/1/19	500	589
University of Minnesota Revenue	5.250%	12/1/29	500	555
				5,677
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18	750	914

Missouri (0.8%)
Curators of the University of Missouri
System Facilities Revenue	5.000%	11/1/26	500	530
Kansas City MO Water Revenue	5.000%	12/1/18 (13)	500	589
Missouri Health & Educational Facilities Authority
Health Facilities Revenue
(St. Luke’s Episcopal - Presbyterian Hospital)	5.500%	12/1/15 (4)	2,965	3,002
Missouri Highways &
Transportation Commission Road Revenue	5.000%	5/1/15	300	345
Missouri Highways &
Transportation Commission Road Revenue	5.000%	5/1/17	500	591
Missouri Highways &
Transportation Commission Road Revenue	5.000%	5/1/23	500	566
Missouri Highways &
Transportation Commission Road Revenue	5.250%	5/1/23	350	393
				6,016
Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	515
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	517
Clark County NV
Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/15	155	172
Clark County NV
Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	4.500%	7/1/20	455	476
Clark County NV School District GO	5.000%	6/15/18	1,690	1,910
Nevada Capital Improvement &
Cultural Affairs GO	5.000%	12/1/26 (3)	500	523
				4,113

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	546

New Jersey (2.5%)
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	5.250%	11/1/13 (Prere.)	875	972
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	324
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	305
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	500	471
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	523
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	549
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	549
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	547
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	500	508
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	500	540
New Jersey Economic Development Authority
Revenue (Trustees of the
Lawrenceville School Project) VRDO	3.450%	7/1/11	600	600
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	545
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	464
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	571
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	531
New Jersey GO	5.250%	7/15/15 (2)	500	575
New Jersey GO	5.000%	8/15/15	790	903
New Jersey GO	5.250%	7/1/16 (14)	500	582
New Jersey GO	5.250%	7/15/18 (2)	500	586
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	400	405
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	225
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	522
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	625	642
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	558
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	309
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,785

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	799
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	539
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	570
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	500	503
				19,068
New Mexico (0.2%)
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	565
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/13 (2)	500	542
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/23	500	569
				1,676
New York (10.0%)
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	500	564
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/18	500	568
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	500	563
Erie County NY Industrial Development Agency
School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	500	525
Long Island NY Power Authority
Electric System Revenue	5.500%	12/1/12 (ETM)	2,000	2,145
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/14	425	469
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/17	630	710
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/19 (14)	500	547
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/21 (14)	500	536
Long Island NY Power Authority
Electric System Revenue	5.000%	4/1/23	500	536
Metropolitan New York
Transportation Authority Revenue	5.250%	11/15/21 (3)	300	340
Metropolitan New York
Transportation Authority Revenue	5.000%	11/15/23	500	526
Metropolitan New York
Transportation Authority Revenue	5.250%	11/15/30	500	513
Metropolitan New York
Transportation Authority Revenue
(Dedicated Petroleum Tax)	5.250%	11/15/24	600	659
Metropolitan New York
Transportation Authority Revenue
(Service Contract)	5.500%	7/1/15	500	575
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	210	247

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	659
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/12 (14)	1,000	1,066
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	566
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	500	565
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	500	524
New York City NY GO	5.750%	8/1/12 (Prere.)	20	21
New York City NY GO	5.500%	6/1/13 (Prere.)	500	549
New York City NY GO	5.250%	8/1/13	500	547
New York City NY GO	5.750%	8/1/13	480	506
New York City NY GO	5.750%	8/1/13	500	527
New York City NY GO	5.000%	1/1/14	500	549
New York City NY GO	5.250%	9/1/14	500	565
New York City NY GO	5.000%	8/1/16	500	580
New York City NY GO	5.000%	2/1/17	500	579
New York City NY GO	5.000%	9/1/17	500	564
New York City NY GO	5.000%	2/1/18	500	569
New York City NY GO	5.000%	8/1/19	500	563
New York City NY GO	5.000%	8/1/23 (14)	500	537
New York City NY GO	5.000%	11/1/23	305	328
New York City NY GO	5.250%	8/15/24	500	549
New York City NY GO	5.000%	8/1/25	905	955
New York City NY GO	5.000%	8/15/26	475	507
New York City NY GO	5.000%	5/15/28	480	507
New York City NY GO	5.000%	8/1/28	500	519
New York City NY GO	5.000%	8/1/28	400	425
New York City NY GO	5.500%	11/15/28	300	327
New York City NY GO	5.625%	4/1/29	840	917
New York City NY GO	5.000%	5/15/29	500	525
New York City NY GO VRDO	0.050%	7/7/11 LOC	1,300	1,300
New York City NY Health &
Hospital Corp. Revenue (Health System)	5.000%	2/15/30	500	505
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	500	515
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	286
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	500	522
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	622
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/19	500	522
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	534
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	519
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	262
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	527

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	525
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/24 (14)	500	539
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/26 (14)	500	535
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	540
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	536
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	500	527
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	500	539
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	2,000	2,111
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	500	572
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	280	309
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	500	543
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	539
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	534
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	546
New York GO	4.500%	2/1/17	500	564
New York GO	4.500%	2/1/18	500	563
New York GO	4.500%	2/1/19	500	558
New York GO	5.000%	2/15/30	315	339
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	569
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	559
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	562
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	430
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	264
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	513
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	641
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	531
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	325	359

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	500	511
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.050%	7/7/11 LOC	4,800	4,800
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	531
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	558
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	545
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	510
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/22	500	551
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/24	365	404
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/21	500	579
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	611
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	546
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	530
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	538
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	540
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	492
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	560
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	540
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	530
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	525
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	261
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	419
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/14	4,000	4,140
New York State
Urban Development Corp. Revenue	5.000%	12/15/14	100	114
New York State
Urban Development Corp. Revenue	5.000%	1/1/15	500	561
New York State
Urban Development Corp. Revenue	5.000%	12/15/15	150	174
New York State
Urban Development Corp. Revenue	5.000%	12/15/18	500	589

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	140	162
New York State
Urban Development Corp. Revenue
(Personal Income Tax)	5.500%	3/15/22 (14)	2,030	2,473
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,616
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	617
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/26	500	528
Triborough Bridge &
Tunnel Authority New York Revenue	5.250%	11/15/15	500	581
Triborough Bridge &
Tunnel Authority New York Revenue	5.500%	11/15/19 (14)	500	591
Triborough Bridge &
Tunnel Authority New York Revenue	5.500%	11/15/21 (14)	500	595
Triborough Bridge &
Tunnel Authority New York Revenue	5.000%	11/15/25	500	532
				77,166
North Carolina (1.0%)
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	540
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	536
North Carolina Eastern Municipal Power
Agency Revenue	5.125%	1/1/14	2,400	2,534
North Carolina Eastern Municipal Power
Agency Revenue	5.000%	1/1/26	500	518
North Carolina GO	5.000%	6/1/19	500	596
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,208
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	512
Wake County NC GO	5.000%	3/1/22	400	478
				7,922
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.030%	7/1/11 LOC	300	300
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	558
Buckeye Tobacco Settlement Financing Authority
Ohio Revenue	5.125%	6/1/24	1,930	1,582
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	565
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	527
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	532
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.030%	7/1/11	200	200
Ohio Conservation Projects GO	5.000%	3/1/17	1,885	2,058
Ohio GO	5.000%	9/15/19	260	289
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/14	500	564
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/15	550	632
Ohio State University General Receipts Revenue	5.000%	12/1/16	500	586
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	572

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	519
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/17	3,000	3,317
				12,801
Oregon (0.1%)
Oregon Department of
Administrative Services Lottery Revenue	5.250%	4/1/31	500	547
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	559
				1,106
Pennsylvania (1.6%)
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	343
Allegheny County PA
Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/18	500	568
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	538
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	515
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	770
Pennsylvania GO	5.000%	9/1/14 (4)	500	565
Pennsylvania GO	5.000%	5/1/15	405	464
Pennsylvania GO	5.250%	7/1/15	500	580
Pennsylvania GO	5.375%	7/1/21	1,085	1,320
Pennsylvania GO	5.000%	8/1/22	500	554
Pennsylvania GO	5.000%	1/1/26	100	107
Pennsylvania GO	5.000%	4/15/28	500	536
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	208
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	500	537
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.250%	12/1/11 (ETM)	310	311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	368
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,056
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	557
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	529
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	523
Philadelphia PA School District GO	5.250%	9/1/22	500	534
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	608
University of Pittsburgh of the
Commonwealth System of
Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/24	500	564
				12,655
Puerto Rico (1.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	534
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	510
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	529
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	529

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	507
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	503
Puerto Rico GO	6.000%	7/1/27 (14)	500	518
Puerto Rico Highway &
Transportation Authority Revenue	5.250%	7/1/22 (3)	500	508
Puerto Rico Highway &
Transportation Authority Revenue	5.500%	7/1/25	500	504
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	515
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (11)	500	507
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,607
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	544
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	491
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	3,000	3,804
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	512
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	503
				14,125
South Carolina (0.7%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	551
Greenville County SC School District GO	5.000%	12/1/27	500	510
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	821
South Carolina GO	5.000%	4/1/20	450	537
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,779
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	525
South Carolina Transportation
Infrastructure Revenue	5.250%	10/1/13 (2)	500	547
				5,270
Tennessee (0.7%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	588
Memphis TN GO	5.000%	7/1/21	500	582
Memphis TN GO	5.000%	5/1/30	500	527
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	500	584
Metropolitan Government of Nashville &
Davidson County TN Health &
Educational Facilities Board Revenue
(Vanderbilt University)	5.000%	10/1/15	350	405
Shelby County TN GO	5.000%	4/1/19	500	591
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	9/1/16	500	520
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/17	500	521
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/18	500	518
Tennessee GO	5.000%	8/1/14	500	565
				5,401

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas (3.7%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	807
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	305
Board of Regents of the University of
Texas System Revenue
Financing System Revenue	5.000%	8/15/18	500	594
Central Texas Regional Mobility
Authority Revenue	5.750%	1/1/25	500	515
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	214
Cypress-Fairbanks TX Independent School
District Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	526
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/27	500	511
Dallas TX GO	5.000%	2/15/15	500	570
Dallas TX Independent School District GO	5.000%	8/15/14	500	565
Dallas TX Waterworks &
Sewer System Revenue	5.000%	10/1/15 (2)	485	563
Harris County TX Flood Control District GO	5.250%	10/1/18	435	524
Harris County TX GO	5.000%	10/1/23	500	566
Harris County TX Health Facilities
Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.040%	7/1/11 LOC	1,080	1,080
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	531
Houston TX GO	5.000%	3/1/20	500	574
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	575
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	522
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	526
Houston TX Utility System Revenue	5.250%	11/15/30	500	539
Lone Star College System Texas GO	5.000%	8/15/23	250	285
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	500	529
North East TX Independent School District GO	5.250%	2/1/22	500	603
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	569
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	540
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	268
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	553
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	529
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	519
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	589
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	905	999
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	303
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	545
Texas GO	5.500%	10/1/12	500	506
Texas Municipal Gas Acquisition &
Supply Corp. Revenue	6.250%	12/15/26	500	524
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	3,000	2,744
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	561
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	564
Texas State University System Revenue	5.000%	3/15/26	500	542

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/28	500	535
Texas Transportation Commission Revenue	4.750%	4/1/24	500	534
Texas Transportation Commission Revenue	5.000%	4/1/25	500	540
Texas Transportation Commission Revenue	5.000%	4/1/26	500	535
Texas Water Financial Assistance GO	5.000%	8/1/24	500	553
Texas Water Financial Assistance GO	5.000%	8/1/25	500	548
Texas Water Financial Assistance GO	5.000%	8/1/26	500	542
Texas Water Financial Assistance GO	5.000%	8/1/27	500	539
University of Texas Permanent University
Fund Revenue	5.250%	7/1/22	500	602
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	500	592
				28,399
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	537
Intermountain Power Agency
Utah Power Supply Revenue	5.250%	7/1/21	500	532
Utah GO	5.000%	7/1/16	500	588
Utah GO	5.000%	7/1/16	500	589
				2,246
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	472

Virginia (0.3%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	596
Virginia Public School Authority Revenue	5.000%	8/1/13	500	547
Virginia Public School Authority Revenue	5.000%	8/1/19	500	592
Virginia Public School Authority Revenue	5.000%	8/1/19	500	593
				2,328
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	584
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	588
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	585
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	1,008
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	705
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/26	500	545
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	471
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	529
Washington GO	5.700%	10/1/15 (4)	500	542
Washington GO	5.000%	2/1/16	500	579
Washington GO	0.000%	6/1/20 (3)	500	367
Washington GO	5.000%	8/1/20	500	580
Washington GO	5.000%	7/1/21 (4)	500	552
Washington GO	5.000%	7/1/21	500	566
				8,201

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin (0.5%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	505
Wisconsin GO	4.000%	9/1/15	970	1,068
Wisconsin GO	5.000%	5/1/16 (4)	600	679
Wisconsin GO	5.000%	5/1/16	500	581
Wisconsin GO	5.000%	5/1/23	500	552
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	566
				3,951
Total Tax-Exempt Municipal Bonds (Cost $380,224)				403,099
Total Investments (99.5%) (Cost $603,868)				770,552
Other Assets and Liabilities (0.5%)
Other Assets				6,589
Liabilities				(2,504)
				4,085
Net Assets (100%)
Applicable to 37,336,209 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				774,637
Net Asset Value Per Share				$20.75

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	624,943
Overdistributed Net Investment Income	(1,183)
Accumulated Net Realized Losses	(15,807)
Unrealized Appreciation (Depreciation)	166,684
Net Assets	774,637

See Note A in Notes to Financial Statements.
* Non-income-producing security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	2,734
Interest	7,211
Total Income	9,945
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27
Management and Administrative	379
Marketing and Distribution	71
Custodian Fees	5
Shareholders’ Reports	5
Total Expenses	487
Net Investment Income	9,458
Realized Net Gain (Loss) on Investment Securities Sold	6,146
Change in Unrealized Appreciation (Depreciation) of Investment Securities	22,792
Net Increase (Decrease) in Net Assets Resulting from Operations	38,396

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,458	17,981
Realized Net Gain (Loss)	6,146	23,695
Change in Unrealized Appreciation (Depreciation)	22,792	19,847
Net Increase (Decrease) in Net Assets Resulting from Operations	38,396	61,523
Distributions
Net Investment Income	(9,317)	(18,035)
Realized Capital Gain	—	—
Total Distributions	(9,317)	(18,035)
Capital Share Transactions
Issued	35,115	55,542
Issued in Lieu of Cash Distributions	7,890	15,301
Redeemed[1]	(30,452)	(50,511)
Net Increase (Decrease) from Capital Share Transactions	12,553	20,332
Total Increase (Decrease)	41,632	63,820
Net Assets
Beginning of Period	733,005	669,185
End of Period[2]	774,637	733,005

1 Net of redemption fees for fiscal 2011 and 2010 of $39,000 and $176,000, respectively.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,183,000) and ($1,324,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.96	$18.75	$16.19	$20.45	$20.02	$18.88
Investment Operations
Net Investment Income	.256	.496	.491	.565	.588	.540
Net Realized and Unrealized Gain (Loss)
on Investments	.786	1.210	2.566	(4.260)	.430	1.150
Total from Investment Operations	1.042	1.706	3.057	(3.695)	1.018	1.690
Distributions
Dividends from Net Investment Income[1]	(.252)	(.496)	(.497)	(.565)	(.588)	(.550)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.252)	(.496)	(.497)	(.565)	(.588)	(.550)
Net Asset Value, End of Period	$20.75	$19.96	$18.75	$16.19	$20.45	$20.02

Total Return[2]	5.23%	9.22%	19.14%	-18.32%	5.11%	9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$775	$733	$669	$587	$722	$662
Ratio of Total Expenses to
Average Net Assets	0.13%	0.15%	0.15%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.58%	2.86%	3.01%	2.86%	2.84%
Portfolio Turnover Rate	9%	23%	27%	19%	10%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 For tax purposes, nontaxable dividends represent 72%, 70%, 69%, 72%, 73%, and 74% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $123,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	367,453	----	----
Tax-Exempt Municipal Bonds	----	403,099	----
Total	367,453	403,099	----

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $21,953,000 to offset future net capital gains of $31,000 through December 31, 2016, and $21,922,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $603,868,000. Net unrealized appreciation of investment securities for tax purposes was $166,684,000, consisting of unrealized gains of $173,648,000 on securities that had risen in value since their purchase and $6,964,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $54,937,000 of investment securities and sold $33,357,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010
	Shares	Shares
	(000)	(000)
Issued	1,713	2,886
Issued in Lieu of Cash Distributions	383	794
Redeemed	(1,492)	(2,635)
Net Increase (Decrease) in Shares Outstanding	604	1,045

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTGLX	VTMIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.89%	1.93%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	501	500	3,745
Median Market Cap	$50.1B	$50.1B	$30.8B
Price/Earnings Ratio	15.9x	15.9x	17.1x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.3%	20.3%	19.1%
Earnings Growth Rate	5.6%	5.6%	5.8%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.6%	10.6%	12.2%
Consumer Staples	10.6	10.6	9.7
Energy	12.7	12.7	11.2
Financials	15.1	15.1	15.4
Health Care	11.7	11.7	11.3
Industrials	11.3	11.3	11.6
Information
Technology	17.8	17.8	18.4
Materials	3.7	3.7	4.4
Telecommunication
Services	3.1	3.1	2.6
Utilities	3.4	3.4	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.3%
Apple Inc.	Computer
	Hardware	2.6
International Business	IT Consulting &
Machines Corp.	Other Servies	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Microsoft Corp.	Systems Software	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
Procter & Gamble Co.	Household
	Products	1.5
Pfizer Inc.	Pharmaceuticals	1.4
Top Ten		18.5%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	9/6/1994	30.59%	2.92%	2.73%
Institutional Shares	3/4/1999	30.64	2.96	2.77

The inception date of the Admiral Shares is November 12, 2001.  For the period ended June 30, 2011, the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to November 12, 2001, and of the Admiral Shares from then on.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.6%)
	McDonald’s Corp.	210,347	17,736
	Walt Disney Co.	383,698	14,980
*	Amazon.com Inc.	72,445	14,814
	Comcast Corp. Class A	527,068	13,356
	Home Depot Inc.	322,814	11,692
*	Ford Motor Co.	770,096	10,620
	News Corp. Class A	463,354	8,201
*	DIRECTV Class A	155,654	7,910
	Time Warner Inc.	217,111	7,896
	NIKE Inc. Class B	76,874	6,917
	Target Corp.	139,636	6,550
	Lowe’s Cos. Inc.	263,931	6,152
	Viacom Inc. Class B	118,603	6,049
	Starbucks Corp.	152,026	6,003
	Johnson Controls Inc.	137,622	5,733
	Time Warner Cable Inc.	68,107	5,315
	Yum! Brands Inc.	94,584	5,225
*	priceline.com Inc.	10,073	5,157
	TJX Cos. Inc.	78,221	4,109
	CBS Corp. Class B	136,128	3,878
	Coach Inc.	59,863	3,827
	Carnival Corp.	87,340	3,287
*	Bed Bath & Beyond Inc.	50,464	2,946
	Kohl’s Corp.	56,913	2,846
	Omnicom Group Inc.	57,375	2,763
	McGraw-Hill Cos. Inc.	61,869	2,593
	Macy’s Inc.	86,586	2,532
*	Netflix Inc.	8,869	2,330
*	Discovery
	Communications Inc.
	Class A	56,800	2,327
	Staples Inc.	145,160	2,294
	Starwood Hotels &
	Resorts Worldwide Inc.	39,611	2,220
	Wynn Resorts Ltd.	15,393	2,209
	Best Buy Co. Inc.	65,378	2,053

			Market
			Value
		Shares	($000)
	Marriott International Inc.
	Class A	57,524	2,042
	Tiffany & Co.	25,903	2,034
	Fortune Brands Inc.	30,920	1,972
	Limited Brands Inc.	51,068	1,964
	Harley-Davidson Inc.	47,727	1,955
	VF Corp.	17,842	1,937
	Mattel Inc.	70,346	1,934
*	Chipotle Mexican Grill Inc.
	Class A	6,268	1,932
	Ross Stores Inc.	23,643	1,894
*	O’Reilly Automotive Inc.	27,868	1,826
	Polo Ralph Lauren Corp.
	Class A	13,235	1,755
	Genuine Parts Co.	31,798	1,730
	Cablevision Systems Corp.
	Class A	47,068	1,704
	Nordstrom Inc.	34,036	1,598
*	CarMax Inc.	45,791	1,514
*	AutoZone Inc.	5,122	1,510
	JC Penney Co. Inc.	43,675	1,509
	Gap Inc.	79,210	1,434
	Darden Restaurants Inc.	27,911	1,389
	Family Dollar Stores Inc.	24,756	1,301
	Whirlpool Corp.	15,373	1,250
	Interpublic Group
	of Cos. Inc.	99,009	1,238
	Hasbro Inc.	27,805	1,221
	Wyndham Worldwide Corp.	35,096	1,181
	Abercrombie & Fitch Co.	17,628	1,180
	Expedia Inc.	40,526	1,175
*	Apollo Group Inc. Class A	24,805	1,083
	International Game
	Technology	60,478	1,063
	H&R Block Inc.	61,883	993
	Newell Rubbermaid Inc.	58,789	928
	Scripps Networks
	Interactive Inc. Class A	18,381	898

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Goodyear Tire &
	Rubber Co.	49,443	829
	Comcast Corp.
	Class A Special Shares	33,914	822
*	GameStop Corp. Class A	28,521	761
	DeVry Inc.	12,489	738
*	Urban Outfitters Inc.	25,740	725
	Leggett & Platt Inc.	29,581	721
	Gannett Co. Inc.	48,625	696
	DR Horton Inc.	56,755	654
	Harman International
	Industries Inc.	14,181	646
*	Sears Holdings Corp.	8,888	635
	Lennar Corp. Class A	32,569	591
*	Pulte Group Inc.	68,107	522
*	Big Lots Inc.	15,256	506
*	AutoNation Inc.	12,949	474
	Washington Post Co.
	Class B	1,070	448
			259,432
Consumer Staples (10.6%)
	Procter & Gamble Co.	566,070	35,985
	Coca-Cola Co.	464,181	31,235
	Philip Morris
	International Inc.	360,507	24,071
	PepsiCo Inc.	320,542	22,576
	Wal-Mart Stores Inc.	387,162	20,574
	Kraft Foods Inc.	356,434	12,557
	Altria Group Inc.	424,523	11,212
	CVS Caremark Corp.	274,841	10,329
	Colgate-Palmolive Co.	99,041	8,657
	Walgreen Co.	185,528	7,878
	Costco Wholesale Corp.	88,575	7,196
	Kimberly-Clark Corp.	79,649	5,301
	General Mills Inc.	129,514	4,821
	Archer-Daniels-Midland Co.	137,624	4,149
	Sysco Corp.	117,770	3,672
	HJ Heinz Co.	64,976	3,462
	Lorillard Inc.	29,056	3,163
	Kroger Co.	122,877	3,047
	Kellogg Co.	50,893	2,815
	Mead Johnson
	Nutrition Co.	41,412	2,797
	Reynolds American Inc.	68,300	2,531
	Avon Products Inc.	86,743	2,429
	Estee Lauder Cos. Inc.
	Class A	23,057	2,425
	Sara Lee Corp.	118,528	2,251
	ConAgra Foods Inc.	82,647	2,133
	Coca-Cola Enterprises Inc.	65,860	1,922
	Dr Pepper Snapple
	Group Inc.	45,318	1,900
	Whole Foods Market Inc.	29,914	1,898
	Clorox Co.	27,028	1,823
	JM Smucker Co.	23,428	1,791

			Market
			Value
		Shares	($000)
	Hershey Co.	31,335	1,781
	Safeway Inc.	71,710	1,676
	Brown-Forman Corp.
	Class B	20,850	1,557
	Molson Coors Brewing Co.
	Class B	32,210	1,441
	McCormick & Co. Inc.	26,743	1,326
	Campbell Soup Co.	36,830	1,272
	Tyson Foods Inc. Class A	60,231	1,170
	Hormel Foods Corp.	28,200	841
*	Constellation Brands Inc.
	Class A	35,815	746
*	Dean Foods Co.	37,100	455
	SUPERVALU Inc.	42,646	401
			259,266
Energy (12.7%)
	Exxon Mobil Corp.	998,733	81,277
	Chevron Corp.	407,627	41,920
	Schlumberger Ltd.	275,060	23,765
	ConocoPhillips	286,576	21,548
	Occidental
	Petroleum Corp.	164,813	17,147
	Apache Corp.	77,747	9,593
	Halliburton Co.	185,611	9,466
	Anadarko Petroleum Corp.	100,888	7,744
	Marathon Oil Corp.	144,448	7,609
	Devon Energy Corp.	85,671	6,752
	National Oilwell Varco Inc.	85,816	6,712
	Baker Hughes Inc.	87,840	6,374
	EOG Resources Inc.	54,429	5,691
	Hess Corp.	61,311	4,584
	Chesapeake Energy Corp.	133,035	3,950
	Spectra Energy Corp.	131,171	3,595
	Williams Cos. Inc.	118,455	3,583
	Peabody Energy Corp.	54,720	3,224
	Noble Energy Inc.	35,805	3,209
	El Paso Corp.	155,020	3,131
*	Southwestern Energy Co.	70,153	3,008
	Valero Energy Corp.	114,860	2,937
	Murphy Oil Corp.	39,066	2,565
*	Cameron
	International Corp.	49,375	2,483
	Consol Energy Inc.	45,689	2,215
*	FMC Technologies Inc.	48,656	2,179
	Pioneer Natural
	Resources Co.	23,570	2,111
*	Alpha Natural
	Resources Inc.	45,910	2,086
	Noble Corp.	51,151	2,016
*	Newfield Exploration Co.	26,811	1,824
	Range Resources Corp.	32,486	1,803
*	Denbury Resources Inc.	81,392	1,628
	EQT Corp.	30,104	1,581
	QEP Resources Inc.	35,768	1,496
*	Nabors Industries Ltd.	57,706	1,422

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Helmerich & Payne Inc.	21,487	1,421
	Cabot Oil & Gas Corp.	21,069	1,397
	Sunoco Inc.	24,288	1,013
*	Rowan Cos. Inc.	25,586	993
	Diamond Offshore
	Drilling Inc.	14,011	986
*	Tesoro Corp.	29,184	669
			308,707
Financials (15.1%)
	JPMorgan Chase & Co.	805,107	32,961
	Wells Fargo & Co.	1,072,480	30,094
	Citigroup Inc.	592,262	24,662
*	Berkshire Hathaway Inc.
	Class B	316,599	24,502
	Bank of America Corp.	2,054,545	22,518
	Goldman Sachs Group Inc.	104,904	13,962
	American Express Co.	212,098	10,965
	US Bancorp	390,704	9,967
	MetLife Inc.	214,345	9,403
	Morgan Stanley	312,238	7,185
	Simon Property Group Inc.	59,382	6,902
	Bank of New York
	Mellon Corp.	251,823	6,452
	PNC Financial Services
	Group Inc.	106,780	6,365
	Prudential Financial Inc.	98,996	6,295
	Travelers Cos. Inc.	84,889	4,956
	Capital One Financial Corp.	93,186	4,815
	State Street Corp.	102,250	4,610
	ACE Ltd.	68,500	4,509
	Aflac Inc.	94,939	4,432
	CME Group Inc.	13,532	3,946
	Franklin Resources Inc.	29,326	3,850
	BB&T Corp.	140,483	3,771
	BlackRock Inc.	19,553	3,750
	Chubb Corp.	59,576	3,730
	Equity Residential	59,395	3,564
	Marsh &
	McLennan Cos. Inc.	111,100	3,465
	AON Corp.	67,439	3,460
	Charles Schwab Corp.	201,844	3,320
	ProLogis Inc.	92,070	3,300
	Allstate Corp.	105,976	3,235
	Public Storage	28,189	3,214
	T Rowe Price Group Inc.	52,370	3,160
	Boston Properties Inc.	29,583	3,141
	Vornado Realty Trust	33,057	3,080
	HCP Inc.	82,340	3,021
	Discover Financial Services	110,378	2,953
	Progressive Corp.	133,193	2,848
	Ameriprise Financial Inc.	49,042	2,829
	SunTrust Banks Inc.	108,499	2,799
	Loews Corp.	63,457	2,671
*	Berkshire Hathaway Inc.
	Class A	23	2,670

			Market
			Value
		Shares	($000)
	American International
	Group Inc.	88,072	2,582
	Weyerhaeuser Co.	108,773	2,378
	Hartford Financial Services
	Group Inc.	89,729	2,366
	Fifth Third Bancorp	185,519	2,365
	Host Hotels & Resorts Inc.	139,142	2,358
	AvalonBay
	Communities Inc.	17,743	2,278
	Northern Trust Corp.	48,848	2,245
	M&T Bank Corp.	25,509	2,244
	Invesco Ltd.	93,216	2,181
	Principal Financial
	Group Inc.	64,718	1,969
	Health Care REIT Inc.	35,566	1,865
*	Intercontinental-
	Exchange Inc.	14,814	1,847
	Lincoln National Corp.	63,925	1,821
	NYSE Euronext	52,737	1,807
	SLM Corp.	106,704	1,794
	Ventas Inc.	32,958	1,737
	KeyCorp	192,960	1,607
	Unum Group	62,725	1,598
	Regions Financial Corp.	254,813	1,580
	Moody’s Corp.	40,440	1,551
	Kimco Realty Corp.	82,423	1,536
*	CB Richard Ellis Group Inc.
	Class A	58,921	1,479
	XL Group plc Class A	62,926	1,383
	Leucadia National Corp.	40,194	1,371
	Plum Creek Timber Co. Inc.	32,615	1,322
	Comerica Inc.	35,793	1,237
	Huntington
	Bancshares Inc.	174,823	1,147
	People’s United
	Financial Inc.	76,332	1,026
*	Genworth Financial Inc.
	Class A	99,134	1,019
	Legg Mason Inc.	30,836	1,010
	Torchmark Corp.	15,666	1,005
	Cincinnati Financial Corp.	32,995	963
	Zions Bancorporation	36,940	887
	Hudson City Bancorp Inc.	107,019	876
	Marshall & Ilsley Corp.	106,708	850
*	NASDAQ OMX Group Inc.	30,395	769
	Assurant Inc.	19,509	708
*	E*Trade Financial Corp.	51,059	705
	Apartment Investment &
	Management Co.	23,892	610
	First Horizon National Corp.	53,224	508
	Federated Investors Inc.
	Class B	18,495	441
	Janus Capital Group Inc.	37,389	353
			368,710

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
Health Care (11.7%)
	Johnson & Johnson	555,859	36,976
	Pfizer Inc.	1,601,898	32,999
	Merck & Co. Inc.	625,875	22,087
	Abbott Laboratories	315,143	16,583
	UnitedHealth Group Inc.	219,617	11,328
*	Amgen Inc.	188,388	10,992
	Bristol-Myers Squibb Co.	345,966	10,019
	Medtronic Inc.	216,234	8,331
	Eli Lilly & Co.	205,975	7,730
	Baxter International Inc.	115,621	6,901
*	Gilead Sciences Inc.	159,514	6,605
	WellPoint Inc.	74,415	5,862
*	Express Scripts Inc.	107,365	5,796
*	Celgene Corp.	93,985	5,669
	Covidien plc	100,600	5,355
*	Biogen Idec Inc.	49,060	5,245
	Allergan Inc.	61,848	5,149
*	Thermo Fisher
	Scientific Inc.	77,617	4,998
*	Medco Health
	Solutions Inc.	80,975	4,577
	McKesson Corp.	51,035	4,269
	Stryker Corp.	68,013	3,992
	Becton Dickinson and Co.	44,338	3,821
*	Agilent Technologies Inc.	70,647	3,611
	Aetna Inc.	76,878	3,390
	Cardinal Health Inc.	71,159	3,232
	St. Jude Medical Inc.	66,708	3,181
*	Intuitive Surgical Inc.	7,967	2,965
	CIGNA Corp.	54,820	2,819
	Humana Inc.	34,062	2,743
*	Zimmer Holdings Inc.	38,918	2,460
	AmerisourceBergen Corp.
	Class A	55,324	2,290
*	Forest Laboratories Inc.	57,727	2,271
*	Mylan Inc.	88,219	2,176
*	Boston Scientific Corp.	308,016	2,128
*	Edwards Lifesciences Corp.	23,243	2,026
*	Laboratory Corp. of
	America Holdings	20,168	1,952
*	Hospira Inc.	33,654	1,907
*	Life Technologies Corp.	36,482	1,900
	CR Bard Inc.	17,229	1,893
	Quest Diagnostics Inc.	31,942	1,888
*	Cerner Corp.	29,038	1,775
*	Waters Corp.	18,458	1,767
*	Watson
	Pharmaceuticals Inc.	25,477	1,751
*	DaVita Inc.	19,413	1,681
*	Varian Medical
	Systems Inc.	23,749	1,663
*	Cephalon Inc.	15,632	1,249
*	CareFusion Corp.	44,989	1,222
*	Coventry Health Care Inc.	30,280	1,104

		Market
		Value
	Shares	($000)
DENTSPLY
International Inc.	28,853	1,099
Patterson Cos. Inc.	19,540	643
PerkinElmer Inc.	23,137	623
* Tenet Healthcare Corp.	98,417	614
		285,307
Industrials (11.3%)
General Electric Co.	2,150,374	40,556
United Technologies Corp.	185,500	16,419
United Parcel Service Inc.
Class B	199,984	14,585
Caterpillar Inc.	130,739	13,919
3M Co.	143,943	13,653
Boeing Co.	149,746	11,071
Union Pacific Corp.	99,540	10,392
Honeywell
International Inc.	159,661	9,514
Emerson Electric Co.	152,304	8,567
Deere & Co.	85,156	7,021
FedEx Corp.	64,097	6,080
CSX Corp.	224,307	5,881
Danaher Corp.	110,488	5,855
Illinois Tool Works Inc.	101,461	5,732
General Dynamics Corp.	75,344	5,615
Norfolk Southern Corp.	71,606	5,365
Precision Castparts Corp.	29,265	4,819
Tyco International Ltd.	95,072	4,699
Lockheed Martin Corp.	57,899	4,688
Cummins Inc.	39,944	4,134
Northrop Grumman Corp.	59,370	4,117
PACCAR Inc.	73,839	3,772
Raytheon Co.	72,182	3,598
Waste Management Inc.	96,234	3,587
Eaton Corp.	68,758	3,538
Ingersoll-Rand plc	67,200	3,052
Parker Hannifin Corp.	32,790	2,943
CH Robinson
Worldwide Inc.	33,012	2,603
Dover Corp.	37,806	2,563
Rockwell Automation Inc.	29,303	2,542
Stanley Black & Decker Inc.	33,811	2,436
Goodrich Corp.	25,268	2,413
Fluor Corp.	35,590	2,301
Expeditors International of
Washington Inc.	43,023	2,202
ITT Corp.	37,102	2,186
Fastenal Co.	59,682	2,148
Joy Global Inc.	21,389	2,037
Rockwell Collins Inc.	31,414	1,938
Republic Services Inc.
Class A	61,956	1,911
L-3 Communications
Holdings Inc.	21,477	1,878
Southwest Airlines Co.	159,836	1,825
WW Grainger Inc.	11,763	1,807

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Roper Industries Inc.	19,340	1,611
*	Stericycle Inc.	17,464	1,556
	Iron Mountain Inc.	40,555	1,383
	Pall Corp.	23,395	1,316
	Textron Inc.	55,708	1,315
	Flowserve Corp.	11,268	1,238
*	Jacobs Engineering
	Group Inc.	25,545	1,105
	Pitney Bowes Inc.	41,281	949
	Masco Corp.	72,919	877
*	Quanta Services Inc.	43,369	876
	Equifax Inc.	24,767	860
	Cintas Corp.	25,702	849
	Avery Dennison Corp.	21,587	834
	Robert Half
	International Inc.	29,601	800
	Dun & Bradstreet Corp.	9,996	755
	RR Donnelley & Sons Co.	37,768	741
	Snap-On Inc.	11,767	735
	Ryder System Inc.	10,404	591
			274,353
Information Technology (17.8%)
*	Apple Inc.	187,500	62,938
	International Business
	Machines Corp.	245,542	42,123
	Microsoft Corp.	1,504,623	39,120
	Oracle Corp.	790,073	26,001
*	Google Inc. Class A	50,967	25,809
	Intel Corp.	1,074,968	23,821
	Qualcomm Inc.	338,513	19,224
	Cisco Systems Inc.	1,115,095	17,407
	Hewlett-Packard Co.	420,474	15,305
*	EMC Corp.	417,101	11,491
	Visa Inc. Class A	97,048	8,177
	Texas Instruments Inc.	235,348	7,727
*	eBay Inc.	230,807	7,448
	Corning Inc.	318,390	5,779
	Mastercard Inc. Class A	19,084	5,751
*	Dell Inc.	332,872	5,549
	Automatic Data
	Processing Inc.	101,346	5,339
*	Cognizant Technology
	Solutions Corp. Class A	61,560	4,515
*	Yahoo! Inc.	264,451	3,977
*	NetApp Inc.	74,218	3,917
*	Salesforce.com Inc.	24,523	3,653
	Applied Materials Inc.	266,795	3,471
*	Juniper Networks Inc.	108,083	3,405
	Broadcom Corp. Class A	96,795	3,256
*	Adobe Systems Inc.	102,330	3,218
*	Motorola Solutions Inc.	68,868	3,171
*	Citrix Systems Inc.	38,203	3,056
*	Symantec Corp.	154,452	3,046
	Altera Corp.	65,421	3,032
	Xerox Corp.	283,120	2,947

			Market
			Value
		Shares	($000)
*	Intuit Inc.	54,994	2,852
	Western Union Co.	128,122	2,566
	Analog Devices Inc.	60,647	2,374
*	Teradata Corp.	33,959	2,044
*	SanDisk Corp.	48,385	2,008
	Paychex Inc.	65,125	2,001
*	BMC Software Inc.	36,045	1,972
	Xilinx Inc.	53,936	1,967
*	NVIDIA Corp.	121,781	1,941
	Amphenol Corp. Class A	35,663	1,925
*	Fiserv Inc.	29,067	1,820
*	F5 Networks Inc.	16,294	1,796
*	Red Hat Inc.	39,127	1,796
*	Autodesk Inc.	46,433	1,792
	CA Inc.	77,285	1,765
*	Western Digital Corp.	46,824	1,703
	Fidelity National
	Information Services Inc.	54,641	1,682
*	Electronic Arts Inc.	67,855	1,601
	Linear Technology Corp.	46,047	1,521
	Microchip Technology Inc.	38,199	1,448
*	First Solar Inc.	10,933	1,446
	KLA-Tencor Corp.	33,859	1,371
*	Motorola Mobility
	Holdings Inc.	59,709	1,316
*	Micron Technology Inc.	174,059	1,302
	National
	Semiconductor Corp.	48,716	1,199
*	Akamai Technologies Inc.	37,953	1,194
	Computer Sciences Corp.	31,284	1,188
	Harris Corp.	25,720	1,159
	VeriSign Inc.	34,131	1,142
	FLIR Systems Inc.	32,296	1,089
*	SAIC Inc.	56,568	952
*	LSI Corp.	124,232	885
*	Advanced Micro
	Devices Inc.	115,945	810
	Jabil Circuit Inc.	39,740	803
*	JDS Uniphase Corp.	45,491	758
	Molex Inc.	28,022	722
*	Novellus Systems Inc.	18,248	660
	Total System Services Inc.	33,098	615
*	Teradyne Inc.	37,400	554
*	Lexmark International Inc.
	Class A	15,908	465
*	Compuware Corp.	44,376	433
*	MEMC Electronic
	Materials Inc.	46,504	397
*	Monster Worldwide Inc.	26,688	391
	Tellabs Inc.	73,015	337
			433,435
Materials (3.7%)
	EI du Pont de
	Nemours & Co.	188,314	10,178

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Freeport-McMoRan
	Copper & Gold Inc.	192,116	10,163
	Dow Chemical Co.	238,394	8,582
	Monsanto Co.	108,414	7,864
	Praxair Inc.	61,734	6,691
	Newmont Mining Corp.	99,783	5,385
	Air Products &
	Chemicals Inc.	42,932	4,103
	Alcoa Inc.	214,903	3,408
	PPG Industries Inc.	32,024	2,908
	Cliffs Natural
	Resources Inc.	29,132	2,693
	International Paper Co.	88,918	2,652
	Ecolab Inc.	46,979	2,649
	Nucor Corp.	63,790	2,629
	CF Industries Holdings Inc.	14,589	2,067
	Sigma-Aldrich Corp.	24,740	1,815
	Sherwin-Williams Co.	17,954	1,506
	Eastman Chemical Co.	14,222	1,452
	Allegheny Technologies Inc.	21,320	1,353
	United States Steel Corp.	29,080	1,339
	Ball Corp.	34,114	1,312
	FMC Corp.	14,364	1,236
	MeadWestvaco Corp.	34,159	1,138
	International Flavors &
	Fragrances Inc.	16,254	1,044
	Airgas Inc.	14,397	1,008
	Vulcan Materials Co.	26,130	1,007
*	Owens-Illinois Inc.	33,185	857
	Sealed Air Corp.	32,092	764
	Bemis Co. Inc.	21,550	728
	AK Steel Holding Corp.	22,200	350
	Titanium Metals Corp.	18,000	330
			89,211
Telecommunication Services (3.1%)
	AT&T Inc.	1,200,776	37,716
	Verizon
	Communications Inc.	573,696	21,359
	CenturyLink Inc.	121,789	4,924
*	American Tower Corp.
	Class A	80,379	4,206
*	Sprint Nextel Corp.	604,466	3,258
	Frontier
	Communications Corp.	201,606	1,627
	Windstream Corp.	102,058	1,323
*	MetroPCS
	Communications Inc.	53,328	918
			75,331
Utilities (3.4%)
	Southern Co.	172,203	6,953
	Exelon Corp.	134,386	5,757
	Dominion Resources Inc.	116,691	5,633
	Duke Energy Corp.	268,698	5,060
	NextEra Energy Inc.	85,618	4,920

		Market
		Value
	Shares	($000)
FirstEnergy Corp.	84,508	3,731
American Electric
Power Co. Inc.	97,252	3,664
PG&E Corp.	80,781	3,395
Public Service Enterprise
Group Inc.	102,334	3,340
PPL Corp.	117,039	3,257
Consolidated Edison Inc.	59,032	3,143
Progress Energy Inc.	59,440	2,854
Sempra Energy	48,552	2,567
Edison International	65,733	2,547
Entergy Corp.	36,135	2,467
Xcel Energy Inc.	97,524	2,370
DTE Energy Co.	34,379	1,720
* AES Corp.	134,335	1,711
CenterPoint Energy Inc.	86,088	1,666
Oneok Inc.	21,662	1,603
Constellation Energy
Group Inc.	40,276	1,529
Wisconsin Energy Corp.	47,342	1,484
Ameren Corp.	48,721	1,405
Northeast Utilities	35,859	1,261
* NRG Energy Inc.	49,874	1,226
NiSource Inc.	56,443	1,143
CMS Energy Corp.	51,020	1,005
Pinnacle West
Capital Corp.	21,840	974
SCANA Corp.	23,088	909
Pepco Holdings Inc.	45,755	898
TECO Energy Inc.	43,450	821
Integrys Energy Group Inc.	15,773	818
Nicor Inc.	9,280	508
		82,339
Total Common Stocks
(Cost $2,027,814)		2,436,091
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market
Liquidity Fund, 0.140%
(Cost $535)	535,148	535
Total Investments (100.0%)
(Cost $2,028,349)		2,436,626
Other Assets and Liabilities (0.0%)
Other Assets		4,260
Liabilities		(5,378)
		(1,118)
Net Assets (100%)		2,435,508

Tax-Managed Growth and Income Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,090,100
Overdistributed Net Investment Income	(2,768)
Accumulated Net Realized Losses	(60,101)
Unrealized Appreciation (Depreciation)	408,277
Net Assets	2,435,508

Admiral Shares—Net Assets
Applicable to 36,799,160 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,176,541
Net Asset Value Per Share—
Admiral Shares	$59.15

Institutional Shares—Net Assets
Applicable to 8,997,546 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	258,967
Net Asset Value Per Share—
Institutional Shares	$28.78

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	23,533
Interest[1]	1
Total Income	23,534
Expenses
The Vanguard Group—Note B
Investment Advisory Services	161
Management and Administrative—Investor Shares	243
Management and Administrative—Admiral Shares	781
Management and Administrative—Institutional Shares	57
Marketing and Distribution—Investor Shares	45
Marketing and Distribution—Admiral Shares	140
Marketing and Distribution—Institutional Shares	22
Custodian Fees	26
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,488
Net Investment Income	22,046
Realized Net Gain (Loss) on Investment Securities Sold	117
Change in Unrealized Appreciation (Depreciation) of Investment Securities	116,605
Net Increase (Decrease) in Net Assets Resulting from Operations	138,768
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,046	42,360
Realized Net Gain (Loss)	117	29,493
Change in Unrealized Appreciation (Depreciation)	116,605	234,852
Net Increase (Decrease) in Net Assets Resulting from Operations	138,768	306,705
Distributions
Net Investment Income
Investor Shares	(2,110)	(8,731)
Admiral Shares	(17,082)	(29,437)
Institutional Shares	(2,272)	(4,196)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(21,464)	(42,364)
Capital Share Transactions
Investor Shares	(521,190)	(46,196)
Admiral Shares	489,348	(35,245)
Institutional Shares	22,590	(873)
Net Increase (Decrease) from Capital Share Transactions	(9,252)	(82,314)
Total Increase (Decrease)	108,052	182,027
Net Assets
Beginning of Period	2,327,456	2,145,429
End of Period[1]	2,435,508	2,327,456
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,768,000) and ($3,350,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares
January 1,
	2011 to
For a Share Outstanding	May 13,			Year Ended December 31,
Throughout Each Period	2011[1]	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.40	$24.30	$19.65	$31.96	$30.87	$27.15
Investment Operations
Net Investment Income	.174	.474	.490	.572	.578	.504
Net Realized and Unrealized Gain (Loss)
on Investments	1.756	3.102	4.640	(12.295)	1.089	3.727
Total from Investment Operations	1.930	3.576	5.130	(11.723)	1.667	4.231
Distributions
Dividends from Net Investment Income	(.120)	(.476)	(.480)	(.587)	(.577)	(.511)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.120)	(.476)	(.480)	(.587)	(.577)	(.511)
Net Asset Value, End of Period	$29.21[1]	$27.40	$24.30	$19.65	$31.96	$30.87

Total Return[2]	7.05%	14.90%	26.47%	-37.04%	5.39%	15.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$489	$479	$420	$740	$784
Ratio of Total Expenses to
Average Net Assets	0.17%	0.20%	0.21%	0.16%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.90%	2.34%	2.13%	1.80%	1.77%
Portfolio Turnover Rate	6%	6%	38%	8%	5%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net asset value as of May 13, 2011, at which date the Investor Shares were converted to Admiral Shares.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$56.31	$49.94	$40.39	$65.69	$63.44	$55.80
Investment Operations
Net Investment Income	.537	1.017	1.036	1.212	1.230	1.069
Net Realized and Unrealized Gain (Loss)
on Investments	2.825	6.374	9.532	(25.276)	2.245	7.648
Total from Investment Operations	3.362	7.391	10.568	(24.064)	3.475	8.717
Distributions
Dividends from Net Investment Income	(.522)	(1.021)	(1.018)	(1.236)	(1.225)	(1.077)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.522)	(1.021)	(1.018)	(1.236)	(1.225)	(1.077)
Net Asset Value, End of Period	$59.15	$56.31	$49.94	$40.39	$65.69	$63.44

Total Return[1]	5.97%	14.99%	26.54%	-37.00%	5.47%	15.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,177	$1,614	$1,466	$1,203	$2,113	$1,935
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.84%	1.98%	2.40%	2.19%	1.86%	1.82%
Portfolio Turnover Rate	6%	6%	38%	8%	5%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.40	$24.30	$19.65	$31.96	$30.87	$27.15
Investment Operations
Net Investment Income	.267	.506	.515	.598	.604	.527
Net Realized and Unrealized Gain (Loss)
on Investments	1.373	3.101	4.642	(12.299)	1.089	3.727
Total from Investment Operations	1.640	3.607	5.157	(11.701)	1.693	4.254
Distributions
Dividends from Net Investment Income	(.260)	(.507)	(.507)	(.609)	(.603)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.260)	(.507)	(.507)	(.609)	(.603)	(.534)
Net Asset Value, End of Period	$28.78	$27.40	$24.30	$19.65	$31.96	$30.87

Total Return[1]	5.99%	15.04%	26.63%	-36.98%	5.47%	15.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$259	$225	$200	$263	$469	$389
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.88%	2.02%	2.46%	2.22%	1.88%	1.85%
Portfolio Turnover Rate	6%	6%	38%	8%	5%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, the Investor Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets

Tax-Managed Growth and Income Fund

in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $390,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $49,308,000 to offset future net capital gains through December 31, 2016. In addition, the fund realized losses of $7,745,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $2,028,349,000. Net unrealized appreciation of investment securities for tax purposes was $408,277,000, consisting of unrealized gains of $639,801,000 on securities that had risen in value since their purchase and $231,524,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $70,447,000 of investment securities and sold $78,646,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	9,282	325	24,116	966
Issued in Lieu of Cash Distributions	1,877	65	7,770	308
Redeemed[1,2]	(532,349)	(18,237)	(78,082)	(3,142)
Net Increase (Decrease)—Investor Shares	(521,190)	(17,847)	(46,196)	(1,868)
Admiral Shares
Issued[2]	546,277	9,111	67,154	1,314
Issued in Lieu of Cash Distributions	13,608	231	23,036	444
Redeemed[1]	(70,537)	(1,199)	(125,435)	(2,457)
Net Increase (Decrease)—Admiral Shares	489,348	8,143	(35,245)	(699)
Institutional Shares
Issued	27,096	948	26,919	1,121
Issued in Lieu of Cash Distributions	1,516	53	2,634	104
Redeemed[1]	(6,022)	(210)	(30,426)	(1,269)
Net Increase (Decrease)—Institutional Shares	22,590	791	(873)	(44)

1 Net of redemption fees for fiscal 2011 and 2010 of $66,000 and $288,000, respectively (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 Investor Shares redeemed and Admiral Shares issued reflect $510,049,000 from the conversion of 17,461,000 Investor Shares to 8,497,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.57%	1.61%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	628	985	3,745
Median Market Cap	$34.6B	$38.1B	$30.8B
Price/Earnings Ratio	16.4x	16.5x	17.1x
Price/Book Ratio	2.3x	2.2x	2.2x
Return on Equity	19.7%	19.4%	19.1%
Earnings Growth Rate	5.9%	5.7%	5.8%
Dividend Yield	1.7%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.7%	11.5%	12.2%
Consumer Staples	9.8	9.5	9.7
Energy	12.2	12.0	11.2
Financials	15.0	15.4	15.4
Health Care	11.7	11.6	11.3
Industrials	11.6	11.4	11.6
Information
Technology	17.7	17.7	18.4
Materials	4.3	4.4	4.4
Telecommunication
Services	3.0	3.0	2.6
Utilities	3.0	3.5	3.2

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.01	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.0%
Apple Inc.	Computer
	Hardware	2.3
International Business	IT Consulting &
Machines Corp.	Other Servies	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Microsoft Corp.	Systems Software	1.4
Procter & Gamble Co.	Household
	Products	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Top Ten		16.5%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	9/6/1994	32.32%	3.41%	3.11%
Institutional Shares	2/24/1999	32.34	3.44	3.15
The inception date of the Admiral Shares is November 12, 2001.  For the period ended June 30, 2011, the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to November 12, 2001, and of the Admiral Shares from then on.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.7%)
	McDonald’s Corp.	306,260	25,824
	Walt Disney Co.	596,436	23,285
*	Amazon.com Inc.	111,200	22,739
	Comcast Corp. Class A	755,371	19,141
	Home Depot Inc.	480,000	17,386
*	Ford Motor Co.	1,207,608	16,653
	News Corp. Class A	778,830	13,785
*	DIRECTV Class A	266,109	13,524
	Time Warner Inc.	370,649	13,480
	NIKE Inc. Class B	127,200	11,445
	Target Corp.	243,300	11,413
	Lowe’s Cos. Inc.	467,600	10,900
	Starbucks Corp.	274,352	10,834
	Johnson Controls Inc.	237,600	9,898
	Yum! Brands Inc.	173,360	9,576
	Viacom Inc. Class B	171,033	8,723
	Coach Inc.	118,900	7,601
	Time Warner Cable Inc.	94,542	7,378
*	Bed Bath & Beyond Inc.	111,383	6,501
	Kohl’s Corp.	122,650	6,134
	McGraw-Hill Cos. Inc.	122,900	5,151
*	Liberty Media Corp. -
	Interactive	302,926	5,080
	Starwood Hotels &
	Resorts Worldwide Inc.	89,818	5,033
*	BorgWarner Inc.	60,600	4,896
	Ross Stores Inc.	60,296	4,831
*	General Motors Co.	157,000	4,767
*	O’Reilly Automotive Inc.	71,748	4,700
*	Sirius XM Radio Inc.	2,129,000	4,663
	Marriott International Inc.
	Class A	125,975	4,471
*	AutoZone Inc.	15,100	4,452
*	Dollar Tree Inc.	66,769	4,448
	Best Buy Co. Inc.	141,084	4,431
	Polo Ralph Lauren Corp.
	Class A	32,500	4,310

			Market
			Value
		Shares	($000)
*	Las Vegas Sands Corp.	100,440	4,240
*	CarMax Inc.	128,143	4,238
	Darden Restaurants Inc.	83,850	4,172
	Gap Inc.	211,887	3,835
	PetSmart Inc.	82,000	3,720
	Interpublic Group
	of Cos. Inc.	294,400	3,680
	CBS Corp. Class B	127,174	3,623
	Expedia Inc.	124,613	3,613
	Hasbro Inc.	77,100	3,387
	Advance Auto Parts Inc.	56,402	3,299
*	Discovery
	Communications Inc.	90,137	3,294
	DeVry Inc.	55,239	3,266
	Gentex Corp.	107,252	3,242
*	NVR Inc.	4,440	3,221
*	Liberty Global Inc.	75,207	3,211
*	Apollo Group Inc. Class A	72,229	3,155
*	Dollar General Corp.	90,900	3,081
	John Wiley & Sons Inc.
	Class A	58,700	3,053
	Scripps Networks
	Interactive Inc. Class A	62,170	3,039
	Phillips-Van Heusen Corp.	46,281	3,030
*	Toll Brothers Inc.	144,600	2,999
*	AutoNation Inc.	76,525	2,802
*	MGM Resorts International	208,690	2,757
	Weight Watchers
	International Inc.	36,200	2,732
	Brinker International Inc.	102,750	2,513
	Omnicom Group Inc.	50,600	2,437
	Harley-Davidson Inc.	56,800	2,327
	International Game
	Technology	129,600	2,278
*	Mohawk Industries Inc.	34,700	2,082
	Harman International
	Industries Inc.	43,600	1,987
	Cablevision Systems Corp.
	Class A	54,344	1,968

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Liberty Global Inc. Class A	42,398	1,910
	Virgin Media Inc.	62,269	1,864
	Foot Locker Inc.	70,600	1,677
	Macy’s Inc.	56,800	1,661
	Abercrombie & Fitch Co.	23,300	1,559
*	Lamar Advertising Co.
	Class A	56,186	1,538
	Nordstrom Inc.	32,300	1,516
	Staples Inc.	94,495	1,493
	DR Horton Inc.	126,366	1,456
*	Pulte Group Inc.	187,674	1,438
*	Liberty Media Corp. -
	Capital	16,431	1,409
*	priceline.com Inc.	2,540	1,300
*	Career Education Corp.	60,400	1,277
*	Liberty Media Corp. - Starz	16,392	1,233
	Aaron’s Inc.	37,182	1,051
	Lennar Corp. Class A	54,600	991
	Mattel Inc.	36,032	991
	American Eagle
	Outfitters Inc.	66,991	854
	RadioShack Corp.	58,000	772
	TJX Cos. Inc.	12,976	682
	Comcast Corp.
	Class A Special Shares	26,219	635
*	Hanesbrands Inc.	18,286	522
*	Sears Holdings Corp.	7,200	514
*	Education
	Management Corp.	18,200	436
	Chico’s FAS Inc.	28,340	432
*	GameStop Corp. Class A	16,030	428
*	Madison Square Garden Co.
	Class A	13,586	374
	Wynn Resorts Ltd.	2,000	287
	Carnival Corp.	5,800	218
	Washington Post Co.
	Class B	520	218
	Lennar Corp. Class B	8,300	122
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 03/02/2012	2,684	2
			454,594
Consumer Staples (9.8%)
	Procter & Gamble Co.	820,178	52,139
	Coca-Cola Co.	587,700	39,546
	PepsiCo Inc.	475,139	33,464
	Philip Morris
	International Inc.	494,509	33,018
	Wal-Mart Stores Inc.	538,528	28,617
	CVS Caremark Corp.	443,754	16,676
	Walgreen Co.	307,300	13,048
	Costco Wholesale Corp.	153,000	12,430
	Kraft Foods Inc.	348,826	12,289
	Colgate-Palmolive Co.	115,900	10,131
	Altria Group Inc.	383,363	10,125

			Market
			Value
		Shares	($000)
	Archer-Daniels-Midland Co.	243,273	7,335
	Kroger Co.	263,700	6,540
	Estee Lauder Cos. Inc.
	Class A	53,800	5,659
*	Green Mountain Coffee
	Roasters Inc.	60,009	5,356
	Dr Pepper Snapple
	Group Inc.	114,200	4,788
	Clorox Co.	69,120	4,661
	Hershey Co.	81,300	4,622
	Coca-Cola Enterprises Inc.	153,000	4,465
	Bunge Ltd.	62,800	4,330
	Brown-Forman Corp.
	Class B	57,846	4,320
	Safeway Inc.	170,462	3,984
*	Hansen Natural Corp.	48,300	3,910
	Church & Dwight Co. Inc.	94,200	3,819
	McCormick & Co. Inc.	76,100	3,772
	JM Smucker Co.	49,024	3,747
	Hormel Foods Corp.	117,200	3,494
	Corn Products
	International Inc.	62,700	3,466
	Tyson Foods Inc. Class A	177,944	3,456
	Campbell Soup Co.	97,400	3,365
	General Mills Inc.	88,800	3,305
	Molson Coors Brewing Co.
	Class B	71,900	3,217
*	Energizer Holdings Inc.	44,128	3,193
*	Constellation Brands Inc.
	Class A	151,500	3,154
*	Smithfield Foods Inc.	135,135	2,955
	Kimberly-Clark Corp.	43,340	2,885
	Mead Johnson
	Nutrition Co.	42,525	2,873
*	Ralcorp Holdings Inc.	29,009	2,512
	Kellogg Co.	44,300	2,451
	Whole Foods Market Inc.	32,840	2,084
	Avon Products Inc.	59,300	1,660
*	Dean Foods Co.	122,475	1,503
	Sara Lee Corp.	44,600	847
	Sysco Corp.	17,111	534
*	BJ’s Wholesale Club Inc.	9,300	468
	ConAgra Foods Inc.	11,200	289
	Reynolds American Inc.	212	8
			380,510
Energy (12.2%)
	Exxon Mobil Corp.	1,418,064	115,402
	Chevron Corp.	582,638	59,918
	Schlumberger Ltd.	375,599	32,452
	ConocoPhillips	354,040	26,620
	Occidental Petroleum Corp.	190,339	19,803
	Apache Corp.	128,217	15,821
	Anadarko Petroleum Corp.	170,123	13,059
	Devon Energy Corp.	148,622	11,713
	National Oilwell Varco Inc.	149,541	11,696

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Baker Hughes Inc.	153,671	11,150
	EOG Resources Inc.	88,300	9,232
	Hess Corp.	109,600	8,194
	Halliburton Co.	158,200	8,068
	Williams Cos. Inc.	239,700	7,251
	Noble Energy Inc.	74,200	6,651
*	Southwestern Energy Co.	151,700	6,505
	Peabody Energy Corp.	108,100	6,368
*	Cameron
	International Corp.	109,002	5,482
*	FMC Technologies Inc.	120,100	5,379
	Pioneer Natural
	Resources Co.	56,337	5,046
	Marathon Oil Corp.	92,900	4,894
	Valero Energy Corp.	182,480	4,666
	Range Resources Corp.	82,500	4,579
*	Newfield Exploration Co.	66,098	4,496
	Cabot Oil & Gas Corp.	66,235	4,392
	QEP Resources Inc.	103,165	4,315
	EQT Corp.	81,400	4,275
	Helmerich & Payne Inc.	61,980	4,098
	Southern Union Co.	99,700	4,003
	Cimarex Energy Co.	43,499	3,911
	SM Energy Co.	51,156	3,759
*	Denbury Resources Inc.	184,776	3,696
*	Dresser-Rand Group Inc.	67,355	3,620
*	Rowan Cos. Inc.	85,600	3,322
*	Concho Resources Inc.	35,300	3,242
	Energen Corp.	56,100	3,170
*	Continental Resources Inc.	43,900	2,850
*	SandRidge Energy Inc.	262,914	2,803
	Diamond Offshore
	Drilling Inc.	39,700	2,795
	Core Laboratories NV	23,553	2,627
*	Quicksilver Resources Inc.	177,860	2,625
*	Plains Exploration &
	Production Co.	66,760	2,545
	Arch Coal Inc.	73,400	1,957
*	Forest Oil Corp.	65,300	1,744
*	Nabors Industries Ltd.	67,300	1,658
	Consol Energy Inc.	33,900	1,643
*	Unit Corp.	12,800	780
	Chesapeake Energy Corp.	25,211	749
	Patterson-UTI Energy Inc.	21,200	670
*	Tesoro Corp.	26,500	607
*	Ultra Petroleum Corp.	12,870	589
*	Superior Energy
	Services Inc.	1,048	39
			476,929
Financials (15.0%)
	JPMorgan Chase & Co.	1,170,021	47,901
*	Berkshire Hathaway Inc.
	Class B	547,391	42,363
	Wells Fargo & Co.	1,236,508	34,696
	Citigroup Inc.	681,300	28,369

			Market
			Value
		Shares	($000)
	Bank of America Corp.	2,583,633	28,317
	Goldman Sachs Group Inc.	139,830	18,610
	American Express Co.	331,300	17,128
	Simon Property Group Inc.	98,548	11,454
	Prudential Financial Inc.	161,904	10,295
	US Bancorp	392,700	10,018
	State Street Corp.	191,478	8,634
	Aflac Inc.	172,500	8,052
	MetLife Inc.	175,820	7,713
	Franklin Resources Inc.	58,200	7,641
	Public Storage	58,200	6,635
	Discover Financial Services	240,700	6,439
	Boston Properties Inc.	60,200	6,391
	Ameriprise Financial Inc.	107,660	6,210
	Charles Schwab Corp.	377,200	6,205
	Capital One Financial Corp.	117,800	6,087
	Travelers Cos. Inc.	101,877	5,948
	Progressive Corp.	276,700	5,916
	Loews Corp.	138,908	5,847
	T Rowe Price Group Inc.	92,978	5,610
	SunTrust Banks Inc.	216,990	5,598
	Morgan Stanley	238,900	5,497
	Host Hotels & Resorts Inc.	308,972	5,237
	AvalonBay
	Communities Inc.	38,375	4,927
	Fifth Third Bancorp	368,920	4,704
	Bank of New York
	Mellon Corp.	167,906	4,302
	Lincoln National Corp.	150,986	4,302
	CME Group Inc.	14,701	4,287
*	CB Richard Ellis Group Inc.
	Class A	170,465	4,280
	Unum Group	166,800	4,250
	General Growth
	Properties Inc.	252,757	4,218
	SL Green Realty Corp.	49,410	4,095
	M&T Bank Corp.	46,286	4,071
	Leucadia National Corp.	116,219	3,963
	KeyCorp	457,769	3,813
*	Affiliated Managers
	Group Inc.	36,800	3,733
	Plum Creek
	Timber Co. Inc.	91,500	3,709
	Principal Financial
	Group Inc.	120,400	3,663
	Reinsurance Group of
	America Inc. Class A	58,819	3,580
	Torchmark Corp.	55,500	3,560
	PNC Financial Services
	Group Inc.	59,631	3,555
*	Arch Capital Group Ltd.	108,000	3,447
	TD Ameritrade
	Holding Corp.	174,400	3,403
	WR Berkley Corp.	102,297	3,318
*	CIT Group Inc.	74,900	3,315

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Jones Lang LaSalle Inc.	34,450	3,249
*	Markel Corp.	7,930	3,147
	Allstate Corp.	102,300	3,123
*	American Capital Ltd.	313,600	3,114
	Zions Bancorporation	129,284	3,104
	White Mountains
	Insurance Group Ltd.	7,291	3,063
	Developers Diversified
	Realty Corp.	216,364	3,051
	Brown & Brown Inc.	118,600	3,043
*	Forest City Enterprises Inc.
	Class A	159,584	2,979
	East West Bancorp Inc.	145,700	2,945
	Douglas Emmett Inc.	147,673	2,937
	Hospitality Properties Trust	119,270	2,892
*	NASDAQ OMX Group Inc.	114,092	2,887
	HCC Insurance
	Holdings Inc.	91,600	2,885
	Raymond James
	Financial Inc.	89,650	2,882
	SEI Investments Co.	123,770	2,786
	Alexandria Real Estate
	Equities Inc.	35,930	2,782
	BlackRock Inc.	14,450	2,772
	Commerce Bancshares Inc.	63,687	2,739
	Assurant Inc.	75,300	2,731
	Cullen/Frost Bankers Inc.	47,600	2,706
	Camden Property Trust	42,400	2,697
	Moody’s Corp.	70,100	2,688
*	Howard Hughes Corp.	41,009	2,667
*	Popular Inc.	958,268	2,645
	Eaton Vance Corp.	86,202	2,606
*	Alleghany Corp.	7,747	2,581
	Apartment Investment &
	Management Co.	101,043	2,580
*	St. Joe Co.	118,988	2,480
	Associated Banc-Corp	170,670	2,372
	People’s United
	Financial Inc.	174,014	2,339
	City National Corp.	42,000	2,278
	First Horizon National Corp.	227,345	2,169
	Transatlantic Holdings Inc.	44,114	2,162
*	TFS Financial Corp.	221,854	2,148
	StanCorp Financial
	Group Inc.	50,600	2,135
	BOK Financial Corp.	38,571	2,113
	SLM Corp.	123,245	2,072
	Lazard Ltd. Class A	55,686	2,066
	Hudson City Bancorp Inc.	251,902	2,063
	CNA Financial Corp.	69,500	2,019
	Chubb Corp.	30,900	1,935
	Janus Capital Group Inc.	203,766	1,924
	Hanover Insurance
	Group Inc.	49,600	1,870

			Market
			Value
		Shares	($000)
	First Citizens
	BancShares Inc. Class A	9,642	1,805
	Digital Realty Trust Inc.	28,440	1,757
	Hartford Financial Services
	Group Inc.	64,184	1,693
	ProLogis Inc.	44,814	1,606
	Northern Trust Corp.	34,773	1,598
	Legg Mason Inc.	47,500	1,556
	BB&T Corp.	53,000	1,423
	Federated Investors Inc.
	Class B	56,200	1,340
	New York Community
	Bancorp Inc.	86,400	1,295
	American Financial
	Group Inc.	32,200	1,149
	BRE Properties Inc.	21,500	1,072
*	Genworth Financial Inc.
	Class A	96,700	994
*	E*Trade Financial Corp.	71,066	981
	American International
	Group Inc.	32,021	939
	Bank of Hawaii Corp.	20,100	935
	AON Corp.	16,400	841
	Interactive Brokers
	Group Inc.	51,335	803
	ACE Ltd.	10,627	699
	Federal Realty
	Investment Trust	8,200	698
	Taubman Centers Inc.	11,300	669
	Marshall & Ilsley Corp.	49,700	396
	Invesco Ltd.	12,010	281
*	MBIA Inc.	11,300	98
	Essex Property Trust Inc.	300	41
			584,401
Health Care (11.7%)
	Johnson & Johnson	810,598	53,921
	Pfizer Inc.	2,052,484	42,281
	Merck & Co. Inc.	790,626	27,901
	Abbott Laboratories	407,600	21,448
	UnitedHealth Group Inc.	349,662	18,036
*	Amgen Inc.	296,325	17,291
*	Gilead Sciences Inc.	277,600	11,495
	WellPoint Inc.	132,316	10,423
	Medtronic Inc.	263,600	10,157
*	Celgene Corp.	166,372	10,036
*	Biogen Idec Inc.	90,361	9,661
	Allergan Inc.	114,530	9,535
	Bristol-Myers Squibb Co.	324,041	9,384
*	Thermo Fisher
	Scientific Inc.	143,306	9,227
*	Express Scripts Inc.	168,324	9,086
*	Medco Health
	Solutions Inc.	153,742	8,689
	Baxter International Inc.	127,341	7,601

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Agilent Technologies Inc.	146,106	7,467
	Becton Dickinson and Co.	80,600	6,945
	Aetna Inc.	157,144	6,928
	St. Jude Medical Inc.	139,832	6,667
	Cardinal Health Inc.	145,512	6,609
	CIGNA Corp.	124,800	6,418
	Stryker Corp.	109,200	6,409
	Humana Inc.	76,300	6,145
	McKesson Corp.	73,424	6,142
	AmerisourceBergen Corp.
	Class A	132,300	5,477
*	Forest Laboratories Inc.	136,600	5,374
*	Zimmer Holdings Inc.	81,170	5,130
	Eli Lilly & Co.	135,995	5,104
*	Laboratory Corp. of
	America Holdings	50,700	4,907
*	Waters Corp.	49,900	4,777
*	Mylan Inc.	188,137	4,641
*	Watson
	Pharmaceuticals Inc.	66,500	4,571
*	Life Technologies Corp.	86,835	4,522
*	Hospira Inc.	77,140	4,371
	Quest Diagnostics Inc.	72,800	4,302
	Perrigo Co.	47,840	4,204
*	Henry Schein Inc.	55,100	3,945
	DENTSPLY
	International Inc.	98,300	3,743
*	Mettler-Toledo
	International Inc.	22,100	3,728
*	Endo Pharmaceuticals
	Holdings Inc.	87,900	3,531
	Universal Health
	Services Inc. Class B	67,400	3,473
	CR Bard Inc.	29,300	3,219
*	Coventry Health Care Inc.	81,025	2,955
	PerkinElmer Inc.	106,204	2,858
	Patterson Cos. Inc.	73,530	2,418
*	Health Net Inc.	74,200	2,381
	Lincare Holdings Inc.	78,950	2,311
	Pharmaceutical Product
	Development Inc.	84,803	2,276
	Teleflex Inc.	37,000	2,259
*	CareFusion Corp.	72,756	1,977
*	Varian Medical
	Systems Inc.	26,500	1,856
	Covidien plc	33,900	1,804
*	Kinetic Concepts Inc.	31,000	1,787
*	Boston Scientific Corp.	205,500	1,420
*	Dendreon Corp.	35,345	1,394
	Omnicare Inc.	40,900	1,304
*	Cephalon Inc.	10,500	839
*	Amylin Pharmaceuticals Inc.	47,800	639
*	DaVita Inc.	2,200	191
	Techne Corp.	2,000	167
			455,757

			Market
			Value
		Shares	($000)
Industrials (11.6%)
	General Electric Co.	2,917,272	55,020
	United Technologies Corp.	280,100	24,792
	Boeing Co.	236,770	17,504
	3M Co.	154,200	14,626
	Caterpillar Inc.	126,995	13,520
	Union Pacific Corp.	123,914	12,937
	United Parcel Service Inc.
	Class B	147,300	10,743
	FedEx Corp.	110,700	10,500
	CSX Corp.	398,800	10,456
	Danaher Corp.	194,200	10,291
	Norfolk Southern Corp.	130,500	9,778
	General Dynamics Corp.	124,400	9,270
	Illinois Tool Works Inc.	163,500	9,236
	Precision Castparts Corp.	55,600	9,154
	Deere & Co.	104,800	8,641
	Cummins Inc.	77,600	8,031
	Emerson Electric Co.	142,400	8,010
	Honeywell
	International Inc.	131,400	7,830
	PACCAR Inc.	142,910	7,301
	Parker Hannifin Corp.	71,000	6,372
	CH Robinson
	Worldwide Inc.	76,100	6,000
	Lockheed Martin Corp.	72,700	5,886
	Fluor Corp.	81,200	5,250
	Waste Management Inc.	140,297	5,229
	Expeditors International of
	Washington Inc.	101,061	5,173
	ITT Corp.	87,100	5,133
	Northrop Grumman Corp.	72,268	5,012
	Joy Global Inc.	52,500	5,000
	Fastenal Co.	138,000	4,967
	WW Grainger Inc.	31,800	4,886
	L-3 Communications
	Holdings Inc.	54,000	4,722
	Rockwell Collins Inc.	73,700	4,547
	Roper Industries Inc.	54,200	4,515
	Raytheon Co.	88,118	4,393
*	Stericycle Inc.	48,408	4,314
	AMETEK Inc.	94,650	4,250
	Pall Corp.	73,800	4,150
	Bucyrus International Inc.
	Class A	44,739	4,101
	Southwest Airlines Co.	351,687	4,016
	Iron Mountain Inc.	114,088	3,889
	Donaldson Co. Inc.	60,000	3,641
	Flowserve Corp.	33,000	3,626
*	WABCO Holdings Inc.	51,941	3,587
	JB Hunt Transport
	Services Inc.	73,500	3,461
	KBR Inc.	89,249	3,364
*	Jacobs Engineering
	Group Inc.	77,700	3,360

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	IDEX Corp.	71,845	3,294
	Equifax Inc.	93,200	3,236
	Carlisle Cos. Inc.	65,200	3,210
*	Owens Corning	83,900	3,134
	SPX Corp.	37,400	3,091
	MSC Industrial Direct Co.
	Class A	44,700	2,964
	Manpower Inc.	54,600	2,929
	Valmont Industries Inc.	29,537	2,847
	Landstar System Inc.	59,289	2,756
*	Quanta Services Inc.	136,100	2,749
	Dun & Bradstreet Corp.	36,200	2,735
*	Terex Corp.	96,066	2,733
	Toro Co.	40,100	2,426
	Robert Half
	International Inc.	87,500	2,365
	Alliant Techsystems Inc.	33,100	2,361
	Cintas Corp.	70,766	2,337
*	Oshkosh Corp.	79,200	2,292
	Wabtec Corp.	33,000	2,169
*	CNH Global NV	53,400	2,064
	Stanley Black &
	Decker Inc.	26,745	1,927
	Con-way Inc.	46,800	1,816
*	Verisk Analytics Inc.
	Class A	51,500	1,783
	Gardner Denver Inc.	19,846	1,668
*	Navistar International Corp.	28,500	1,609
	UTi Worldwide Inc.	77,587	1,528
	Lennox International Inc.	35,090	1,511
	Textron Inc.	61,020	1,441
	Graco Inc.	27,658	1,401
	Tyco International Ltd.	25,300	1,251
	Manitowoc Co. Inc.	62,200	1,047
	Republic Services Inc.
	Class A	19,512	602
*	Huntington Ingalls
	Industries Inc.	12,044	415
*	KAR Auction Services Inc.	10,953	207
	Ryder System Inc.	3,600	205
*	AGCO Corp.	3,600	178
*	TransDigm Group Inc.	1,380	126
			450,891
Information Technology (17.7%)
*	Apple Inc.	267,000	89,624
	International Business
	Machines Corp.	354,558	60,824
	Microsoft Corp.	2,063,000	53,638
*	Google Inc. Class A	75,260	38,110
	Oracle Corp.	1,156,334	38,055
	Intel Corp.	1,389,200	30,785
	Cisco Systems Inc.	1,697,600	26,500
	Hewlett-Packard Co.	673,258	24,507
	Qualcomm Inc.	415,720	23,609
*	EMC Corp.	669,500	18,445

			Market
			Value
		Shares	($000)
	Visa Inc. Class A	157,298	13,254
*	eBay Inc.	397,914	12,841
	Texas Instruments Inc.	389,800	12,797
	Mastercard Inc. Class A	35,790	10,785
	Corning Inc.	504,200	9,151
*	Yahoo! Inc.	503,300	7,570
*	NetApp Inc.	137,963	7,282
*	Dell Inc.	415,500	6,926
	Broadcom Corp. Class A	203,950	6,861
*	Adobe Systems Inc.	210,600	6,623
*	Symantec Corp.	335,351	6,613
*	Cognizant Technology S
	olutions Corp. Class A	89,337	6,552
	Altera Corp.	140,647	6,519
*	Citrix Systems Inc.	80,756	6,460
*	Intuit Inc.	124,185	6,440
	Xerox Corp.	577,604	6,013
	Western Union Co.	298,095	5,971
	Applied Materials Inc.	417,500	5,432
*	Teradata Corp.	84,674	5,097
*	BMC Software Inc.	91,600	5,011
	Accenture plc Class A	82,713	4,998
*	Fiserv Inc.	78,050	4,888
	Amphenol Corp. Class A	89,500	4,832
	Analog Devices Inc.	118,166	4,625
	CA Inc.	201,266	4,597
*	Autodesk Inc.	117,288	4,527
	Fidelity National
	Information Services Inc.	146,178	4,501
*	Western Digital Corp.	114,100	4,151
	Linear Technology Corp.	124,200	4,101
*	NVIDIA Corp.	255,244	4,067
	KLA-Tencor Corp.	94,800	3,837
*	Juniper Networks Inc.	119,000	3,748
*	Arrow Electronics Inc.	84,500	3,507
*	Atmel Corp.	248,700	3,499
*	LSI Corp.	488,428	3,478
*	Lam Research Corp.	77,108	3,414
	Global Payments Inc.	66,817	3,408
*	Avnet Inc.	105,400	3,360
	Computer Sciences Corp.	78,900	2,995
*	Tech Data Corp.	55,510	2,714
	Xilinx Inc.	71,336	2,602
*	Compuware Corp.	258,162	2,520
	Automatic Data
	Processing Inc.	47,100	2,481
*	Fairchild Semiconductor
	International Inc. Class A	147,958	2,472
	Microchip Technology Inc.	65,100	2,468
	National
	Semiconductor Corp.	96,600	2,377
*	Synopsys Inc.	89,121	2,291
*	Monster Worldwide Inc.	156,058	2,288
*	Motorola Solutions Inc.	49,604	2,284
*	Ingram Micro Inc.	125,000	2,267

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	DST Systems Inc.	42,800	2,260
*	Cadence Design
	Systems Inc.	205,607	2,171
*	Electronic Arts Inc.	90,200	2,129
*	QLogic Corp.	129,000	2,054
*	NCR Corp.	99,574	1,881
	Molex Inc.	69,751	1,797
*	Teradyne Inc.	110,200	1,631
*	Lexmark International Inc.
	Class A	50,300	1,472
	Broadridge Financial
	Solutions Inc.	58,725	1,413
	Total System Services Inc.	74,759	1,389
	Solera Holdings Inc.	22,096	1,307
	Lender Processing
	Services Inc.	61,250	1,281
	Tellabs Inc.	266,900	1,230
*	Zebra Technologies Corp.	27,257	1,149
*	Motorola Mobility
	Holdings Inc.	43,403	957
*	IAC/InterActiveCorp	24,515	936
*	AOL Inc.	34,240	680
*	Advanced Micro
	Devices Inc.	81,100	567
*	Novellus Systems Inc.	13,100	473
*	Micron Technology Inc.	56,400	422
	Activision Blizzard Inc.	32,800	383
	Harris Corp.	4,300	194
*	SunPower Corp. Class A	8,219	159
	Intersil Corp. Class A	10,400	134
			689,661
Materials (4.3%)
	Freeport-McMoRan
	Copper & Gold Inc.	294,908	15,601
	Praxair Inc.	108,400	11,749
	Newmont Mining Corp.	164,386	8,872
	EI du Pont de
	Nemours & Co.	160,300	8,664
	Dow Chemical Co.	178,640	6,431
	Monsanto Co.	82,434	5,980
	Ecolab Inc.	97,200	5,480
	LyondellBasell Industries
	NV Class A	140,000	5,393
	Nucor Corp.	129,600	5,342
	CF Industries Holdings Inc.	35,300	5,001
	Sigma-Aldrich Corp.	67,400	4,946
	Mosaic Co.	71,400	4,836
	Celanese Corp. Class A	87,011	4,639
	Albemarle Corp.	60,400	4,180
	Ball Corp.	107,100	4,119
	FMC Corp.	47,400	4,077
*	Crown Holdings Inc.	103,000	3,998
	Cliffs Natural
	Resources Inc.	42,761	3,953

			Market
			Value
		Shares	($000)
	Allegheny
	Technologies Inc.	60,900	3,865
	United States Steel Corp.	79,356	3,654
	Airgas Inc.	51,500	3,607
*	Rockwood Holdings Inc.	58,800	3,251
*	Allied Nevada Gold Corp.	91,800	3,247
*	Owens-Illinois Inc.	125,200	3,231
	Cytec Industries Inc.	54,300	3,105
	Nalco Holding Co.	104,639	2,910
*	Solutia Inc.	124,800	2,852
	Scotts Miracle-Gro Co.
	Class A	51,099	2,622
*	Intrepid Potash Inc.	79,685	2,590
	Titanium Metals Corp.	139,110	2,549
	Sealed Air Corp.	106,072	2,523
	Martin Marietta
	Materials Inc.	30,600	2,447
	Schnitzer Steel
	Industries Inc.	41,475	2,389
	Reliance Steel &
	Aluminum Co.	46,300	2,299
*	Molycorp Inc.	31,500	1,923
	Walter Energy Inc.	11,780	1,364
	Royal Gold Inc.	20,686	1,212
	International Paper Co.	35,900	1,071
	Valspar Corp.	23,400	844
	Packaging Corp. of
	America	26,600	745
	Southern Copper Corp.	21,000	690
*	WR Grace & Co.	12,500	570
	Air Products &
	Chemicals Inc.	5,700	545
			169,366
Telecommunication Services (3.0%)
	AT&T Inc.	1,749,979	54,967
	Verizon
	Communications Inc.	711,342	26,483
*	American Tower Corp.
	Class A	157,000	8,216
*	Sprint Nextel Corp.	1,239,656	6,682
	CenturyLink Inc.	145,600	5,886
*	Crown Castle
	International Corp.	130,600	5,327
*	SBA
	Communications Corp.
	Class A	52,823	2,017
*	Level 3
	Communications Inc.	669,207	1,633
*	United States
	Cellular Corp.	32,300	1,564
	Telephone &
	Data Systems Inc.	43,601	1,355
	Frontier
	Communications Corp.	126,223	1,019

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Telephone &
	Data Systems Inc. -
	Special Common Shares	33,200	894
			116,043
Utilities (3.0%)
	Exelon Corp.	182,000	7,797
	NextEra Energy Inc.	122,451	7,036
	PG&E Corp.	145,600	6,120
	FirstEnergy Corp.	137,900	6,088
	Sempra Energy	107,736	5,697
	Edison International	142,500	5,522
	Entergy Corp.	77,000	5,258
	Southern Co.	121,500	4,906
*	AES Corp.	352,898	4,496
	CenterPoint Energy Inc.	223,800	4,330
	Wisconsin Energy Corp.	132,000	4,138
*	NRG Energy Inc.	166,615	4,095
*	Calpine Corp.	241,180	3,890
	Northeast Utilities	110,600	3,890
	NSTAR	76,600	3,522
	CMS Energy Corp.	173,986	3,426
	Dominion Resources Inc.	67,086	3,238
	Integrys Energy Group Inc.	61,481	3,187
	NV Energy Inc.	201,083	3,087
	MDU Resources
	Group Inc.	137,050	3,084
	Duke Energy Corp.	163,592	3,080
	SCANA Corp.	74,200	2,921
*	GenOn Energy Inc.	729,429	2,816
	ITC Holdings Corp.	36,166	2,596
	American Water
	Works Co. Inc.	87,200	2,568
	Aqua America Inc.	107,583	2,365
	Public Service Enterprise
	Group Inc.	69,800	2,278
	DPL Inc.	75,000	2,262
	Questar Corp.	115,800	2,051
	National Fuel Gas Co.	19,487	1,419
	UGI Corp.	34,466	1,099
	NiSource Inc.	35,920	727
	American Electric
	Power Co. Inc.	9,300	350
			119,339
Total Common Stocks
(Cost $2,783,275)			3,897,491

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market
Liquidity Fund, 0.140%
(Cost $6,018)	6,017,536	6,018
Total Investments (100.2%)
(Cost $2,789,293)		3,903,509
Other Assets and Liabilities (-0.2%)
Other Assets		4,856
Liabilities		(11,442)
		(6,586)
Net Assets (100%)		3,896,923

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,846,812
Undistributed Net Investment Income	23,909
Accumulated Net Realized Losses	(88,014)
Unrealized Appreciation (Depreciation)	1,114,216
Net Assets	3,896,923

Admiral Shares—Net Assets
Applicable to 53,898,410 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,590,170
Net Asset Value Per Share—
Admiral Shares	$66.61

Institutional Shares—Net Assets
Applicable to 9,266,368 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	306,753
Net Asset Value Per Share—
Institutional Shares	$33.10

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	31,539
Interest[1]	2
Total Income	31,541
Expenses
The Vanguard Group—Note B
Investment Advisory Services	214
Management and Administrative—Investor Shares	259
Management and Administrative—Admiral Shares	1,447
Management and Administrative—Institutional Shares	73
Marketing and Distribution—Investor Shares	56
Marketing and Distribution—Admiral Shares	250
Marketing and Distribution—Institutional Shares	25
Custodian Fees	26
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,369
Net Investment Income	29,172
Realized Net Gain (Loss) on Investment Securities Sold	49,652
Change in Unrealized Appreciation (Depreciation) of Investment Securities	162,504
Net Increase (Decrease) in Net Assets Resulting from Operations	241,328
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,172	53,670
Realized Net Gain (Loss)	49,652	(74,140)
Change in Unrealized Appreciation (Depreciation)	162,504	539,562
Net Increase (Decrease) in Net Assets Resulting from Operations	241,328	519,092
Distributions
Net Investment Income
Investor Shares	(76)	(8,130)
Admiral Shares	(410)	(41,753)
Institutional Shares	(36)	(4,226)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(522)	(54,109)
Capital Share Transactions
Investor Shares	(632,954)	(45,480)
Admiral Shares	552,072	(22,214)
Institutional Shares	6,324	22,378
Net Increase (Decrease) from Capital Share Transactions	(74,558)	(45,316)
Total Increase (Decrease)	166,248	419,667
Net Assets
Beginning of Period	3,730,675	3,311,008
End of Period[1]	3,896,923	3,730,675
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $23,909,000 and ($4,741,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares
January 1,
	2011 to
For a Share Outstanding	May 13,			Year Ended December 31,
Throughout Each Period	2011[1]	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.09	$27.19	$21.39	$35.13	$33.62	$29.80
Investment Operations
Net Investment Income	.232	.431	.410	.498	.530	.471
Net Realized and Unrealized Gain (Loss)
on Investments	2.082	3.903	5.799	(13.738)	1.513	3.821
Total from Investment Operations	2.314	4.334	6.209	(13.240)	2.043	4.292
Distributions
Dividends from Net Investment Income	(.004)	(.434)	(.409)	(.500)	(.533)	(.472)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.434)	(.409)	(.500)	(.533)	(.472)
Net Asset Value, End of Period	$33.40[1]	$31.09	$27.19	$21.39	$35.13	$33.62

Total Return[2]	7.44%	15.94%	29.03%	-37.63%	6.07%	14.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$589	$560	$473	$782	$832
Ratio of Total Expenses to
Average Net Assets	0.17%	0.20%	0.21%	0.16%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.43%	1.51%	1.74%	1.66%	1.51%	1.51%
Portfolio Turnover Rate	3%	7%	26%	8%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net asset value as of May 13, 2011, at which date the Investor Shares were converted to Admiral Shares.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$62.56	$54.72	$43.04	$70.70	$67.68	$60.00
Investment Operations
Net Investment Income	.495	.915	.855	1.040	1.113	.990
Net Realized and Unrealized Gain (Loss)
on Investments	3.564	7.849	11.673	(27.656)	3.026	7.680
Total from Investment Operations	4.059	8.764	12.528	(26.616)	4.139	8.670
Distributions
Dividends from Net Investment Income	(.009)	(.924)	(.848)	(1.044)	(1.119)	(.990)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.924)	(.848)	(1.044)	(1.119)	(.990)
Net Asset Value, End of Period	$66.61	$62.56	$54.72	$43.04	$70.70	$67.68

Total Return[1]	6.49%	16.02%	29.11%	-37.58%	6.11%	14.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,590	$2,860	$2,526	$2,045	$3,283	$2,941
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.59%	1.80%	1.72%	1.57%	1.56%
Portfolio Turnover Rate	3%	7%	26%	8%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.09	$27.19	$21.38	$35.13	$33.63	$29.81
Investment Operations
Net Investment Income	.255	.466	.439	.525	.551	.500
Net Realized and Unrealized Gain (Loss)
on Investments	1.759	3.905	5.806	(13.748)	1.513	3.820
Total from Investment Operations	2.014	4.371	6.245	(13.223)	2.064	4.320
Distributions
Dividends from Net Investment Income	(.004)	(.471)	(.435)	(.527)	(.564)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.471)	(.435)	(.527)	(.564)	(.500)
Net Asset Value, End of Period	$33.10	$31.09	$27.19	$21.38	$35.13	$33.63

Total Return[1]	6.48%	16.08%	29.21%	-37.57%	6.13%	14.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$307	$282	$225	$185	$291	$218
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.63%	1.86%	1.75%	1.59%	1.59%
Portfolio Turnover Rate	3%	7%	26%	8%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, the Investor Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets

Tax-Managed Capital Appreciation Fund

in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $625,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $134,312,000 to offset future net capital gains of $771,000 through December 31, 2011, $62,755,000 through December 31, 2016, and $70,786,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $2,789,293,000. Net unrealized appreciation of investment securities for tax purposes was $1,114,216,000, consisting of unrealized gains of $1,228,049,000 on securities that had risen in value since their purchase and $113,833,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $60,062,000 of investment securities and sold $103,973,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	19,204	593	37,577	1,336
Issued in Lieu of Cash Distributions	66	2	7,111	229
Redeemed[1,2]	(652,224)	(19,543)	(90,168)	(3,219)
Net Increase (Decrease)—Investor Shares	(632,954)	(18,948)	(45,480)	(1,654)
Admiral Shares
Issued[2]	681,586	10,159	120,657	2,125
Issued in Lieu of Cash Distributions	319	5	32,472	520
Redeemed[1]	(129,833)	(1,977)	(175,343)	(3,090)
Net Increase (Decrease)—Admiral Shares	552,072	8,187	(22,214)	(445)
Institutional Shares
Issued	14,470	445	22,531	793
Issued in Lieu of Cash Distributions	23	1	2,641	85
Redeemed[1]	(8,169)	(244)	(2,794)	(101)
Net Increase (Decrease)—Institutional Shares	6,324	202	22,378	777

1 Net of redemption fees for fiscal 2011 and 2010 of $112,000 and $392,000, respectively (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 Investor Shares redeemed and Admiral Shares issued reflect $624,890,000 from the conversion of 18,707,000 Investor Shares to 9,293,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.18%	0.08%
30-Day SEC Yield	0.93%	0.94%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	Index
Number of Stocks	602	600	3,745
Median Market Cap	$1.2B	$1.2B	$30.8B
Price/Earnings Ratio	21.8x	22.6x	17.1x
Price/Book Ratio	2.0x	1.9x	2.2x
Return on Equity	11.2%	11.1%	19.1%
Earnings Growth Rate	6.1%	5.2%	5.8%
Dividend Yield	0.9%	1.1%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	49%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund 600 Index		Index
Consumer
Discretionary	15.0%	14.7%	12.2%
Consumer Staples	4.1	4.1	9.7
Energy	4.3	5.0	11.2
Financials	18.4	18.9	15.4
Health Care	12.9	12.7	11.3
Industrials	15.9	15.6	11.6
Information
Technology	19.3	19.1	18.4
Materials	5.4	5.3	4.4
Telecommunication
Services	0.7	0.7	2.6
Utilities	4.0	3.9	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	Index
R-Squared	1.00	0.90
Beta	0.99	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Regeneron
Pharmaceuticals Inc.	Biotechnology	0.8%
AMERIGROUP Corp.	Managed Health
	Care	0.7
Healthspring Inc.	Managed Health
	Care	0.6
Lufkin Industries Inc.	Oil & Gas
	Equipment &
	Services	0.5
World Fuel Services	Oil & Gas Refining
Corp.	& Marketing	0.5
Robbins & Myers Inc.	Industrial
	Machinery	0.5
CLARCOR Inc.	Industrial
	Machinery	0.5
Signature Bank	Regional Banks	0.5
Esterline Technologies	Aerospace &
Corp.	Defense	0.5
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.5
Top Ten		5.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated July 15, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.14% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	3/25/1999	36.89%	4.73%	7.83%
Institutional Shares	4/21/1999	36.95	4.80	7.90

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.1%)
*	CROCS Inc.	383,201	9,867
	Wolverine World Wide Inc.	215,132	8,982
	Brunswick Corp.	385,774	7,870
*	Live Nation
	Entertainment Inc.	677,957	7,776
*	Carter’s Inc.	250,492	7,705
*	Iconix Brand Group Inc.	315,915	7,645
	Men’s Wearhouse Inc.	222,933	7,513
*	Coinstar Inc.	135,823	7,408
	Hillenbrand Inc.	271,797	6,428
	Pool Corp.	209,916	6,258
*	JOS A Bank Clothiers Inc.	120,152	6,009
*	Steven Madden Ltd.	152,092	5,705
*	HSN Inc.	169,788	5,589
*	Genesco Inc.	102,546	5,343
*	Buffalo Wild Wings Inc.	79,547	5,275
*	BJ’s Restaurants Inc.	99,148	5,191
*	Vitamin Shoppe Inc.	111,445	5,100
*	Childrens Place Retail
	Stores Inc.	112,962	5,026
	Finish Line Inc. Class A	233,520	4,997
	Cracker Barrel Old Country
	Store Inc.	100,639	4,962
	Monro Muffler Brake Inc.	132,406	4,937
	Buckle Inc.	114,831	4,903
*	Jack in the Box Inc.	215,174	4,902
	Arbitron Inc.	117,710	4,865
*	Hibbett Sports Inc.	118,300	4,816
*	Cabela’s Inc.	176,529	4,793
*	Helen of Troy Ltd.	134,091	4,630
	Texas Roadhouse Inc.
	Class A	254,562	4,464
*	Select Comfort Corp.	241,383	4,340
	Group 1 Automotive Inc.	104,085	4,286
*	Pinnacle Entertainment Inc.	269,413	4,014
	PF Chang’s China
	Bistro Inc.	99,146	3,990

			Market
			Value
		Shares	($000)
	Cato Corp. Class A	128,187	3,692
*	DineEquity Inc.	68,998	3,606
	CEC Entertainment Inc.	88,199	3,538
*	American Public
	Education Inc.	77,468	3,448
*	Peet’s Coffee & Tea Inc.	56,965	3,287
*	True Religion Apparel Inc.	111,660	3,247
*	Meritage Homes Corp.	140,699	3,174
*	Ruby Tuesday Inc.	283,007	3,051
*	Capella Education Co.	70,787	2,962
*	Papa John’s
	International Inc.	87,363	2,906
*	Sonic Corp.	268,680	2,856
*	Pre-Paid Legal
	Services Inc.	42,414	2,820
*	Maidenform Brands Inc.	101,492	2,807
*	Blue Nile Inc.	63,309	2,784
	Stage Stores Inc.	158,925	2,670
*	Quiksilver Inc.	566,414	2,662
	Ethan Allen Interiors Inc.	124,706	2,655
*	Lumber Liquidators
	Holdings Inc.	102,036	2,592
	PEP Boys-Manny Moe
	& Jack	228,154	2,494
*	Red Robin Gourmet
	Burgers Inc.	68,208	2,481
	Fred’s Inc. Class A	171,310	2,472
*	Interval Leisure Group Inc.	177,395	2,429
*	Biglari Holdings Inc.	6,209	2,428
*	Zumiez Inc.	91,392	2,282
	Sonic Automotive Inc.
	Class A	154,336	2,261
	Superior Industries
	International Inc.	101,704	2,249
*	La-Z-Boy Inc.	226,073	2,231
*	Skechers U.S.A. Inc.
	Class A	153,117	2,217
*	Liz Claiborne Inc.	411,913	2,204
*	Shuffle Master Inc.	234,920	2,198

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Jakks Pacific Inc.	118,388	2,179
*	Boyd Gaming Corp.	250,367	2,178
*	Rue21 Inc.	65,628	2,133
	Drew Industries Inc.	83,767	2,071
	Brown Shoe Co. Inc.	192,013	2,045
	Oxford Industries Inc.	60,492	2,042
*	California Pizza Kitchen Inc.	106,797	1,973
	Lithia Motors Inc. Class A	94,940	1,864
	Universal Technical
	Institute Inc.	91,759	1,814
	Sturm Ruger & Co. Inc.	81,969	1,799
	Callaway Golf Co.	279,594	1,739
	Lincoln Educational
	Services Corp.	100,820	1,729
	Nutrisystem Inc.	117,608	1,654
*	Universal Electronics Inc.	65,257	1,648
*	Corinthian Colleges Inc.	370,300	1,577
	HOT Topic Inc.	194,864	1,450
*	Standard Pacific Corp.	429,522	1,439
	Harte-Hanks Inc.	173,694	1,410
*	Perry Ellis International Inc.	54,835	1,385
*	EW Scripps Co. Class A	136,900	1,324
	Standard Motor
	Products Inc.	85,912	1,308
	Movado Group Inc.	75,554	1,293
*	K-Swiss Inc. Class A	118,681	1,262
*	Winnebago Industries Inc.	127,199	1,229
	Blyth Inc.	23,620	1,189
	PetMed Express Inc.	98,156	1,163
	Stein Mart Inc.	117,075	1,129
*	M/I Homes Inc.	81,166	995
	Haverty Furniture Cos. Inc.	81,069	933
	Marcus Corp.	94,200	931
*	MarineMax Inc.	100,758	883
*	Kirkland’s Inc.	68,921	828
	Spartan Motors Inc.	144,674	781
*	Ruth’s Hospitality
	Group Inc.	135,756	762
	Big 5 Sporting Goods Corp.	95,867	753
*	Tuesday Morning Corp.	161,988	753
*	Arctic Cat Inc.	54,049	726
*	O’Charleys Inc.	84,226	616
*	Audiovox Corp. Class A	81,075	613
*	Zale Corp.	100,375	562
*	Multimedia Games
	Holding Co. Inc.	117,956	537
	Skyline Corp.	30,410	532
*	Monarch Casino &
	Resort Inc.	50,242	524
*	OfficeMax Inc.	66,304	520
*	Kid Brands Inc.	94,245	486
*	Midas Inc.	62,473	395
*	Coldwater Creek Inc.	265,609	372
	Christopher & Banks Corp.	27,274	157
			325,977

			Market
			Value
		Shares	($000)
Consumer Staples (4.1%)
*	Darling International Inc.	506,636	8,968
*	United Natural Foods Inc.	209,398	8,935
*	TreeHouse Foods Inc.	153,825	8,400
	Diamond Foods Inc.	95,501	7,291
	Casey’s General Stores Inc.	164,757	7,249
*	Hain Celestial Group Inc.	188,163	6,277
	Snyders-Lance Inc.	206,615	4,469
	B&G Foods Inc. Class A	208,217	4,294
	Sanderson Farms Inc.	81,576	3,898
*	Boston Beer Co. Inc.
	Class A	39,734	3,560
	Andersons Inc.	82,261	3,476
	J&J Snack Foods Corp.	62,395	3,110
	WD-40 Co.	74,415	2,905
*	Prestige Brands
	Holdings Inc.	217,941	2,798
*	Central Garden and Pet Co.
	Class A	212,372	2,156
	Spartan Stores Inc.	98,299	1,920
	Nash Finch Co.	52,617	1,884
	Cal-Maine Foods Inc.	58,256	1,862
	Inter Parfums Inc.	66,213	1,525
*	Medifast Inc.	58,546	1,389
*	Alliance One
	International Inc.	380,297	1,228
	Calavo Growers Inc.	52,815	1,112
*	Seneca Foods Corp.
	Class A	39,912	1,021
			89,727
Energy (4.3%)
	Lufkin Industries Inc.	131,949	11,354
	World Fuel Services Corp.	306,492	11,012
	SEACOR Holdings Inc.	93,776	9,374
	Bristow Group Inc.	157,536	8,038
*	Swift Energy Co.	183,722	6,847
*	Stone Energy Corp.	212,924	6,471
*	ION Geophysical Corp.	674,636	6,382
*	Gulfport Energy Corp.	162,259	4,818
*	Tetra Technologies Inc.	333,180	4,241
*	Pioneer Drilling Co.	236,278	3,601
	Contango Oil & Gas Co.	55,774	3,259
*	Basic Energy Services Inc.	102,378	3,222
*	Petroleum
	Development Corp.	101,978	3,050
*	Hornbeck Offshore
	Services Inc.	101,620	2,795
	Gulf Island Fabrication Inc.	62,398	2,014
*	OYO Geospace Corp.	19,211	1,921
*	Georesources Inc.	80,485	1,810
*	Petroquest Energy Inc.	242,198	1,700
*	Matrix Service Co.	114,661	1,534
	Penn Virginia Corp.	45,867	606
			94,049

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
Exchange-Traded Fund (3.6%)
1	Vanguard REIT ETF	1,315,000	79,031

Financials (14.8%)
*	Signature Bank	178,987	10,238
*	ProAssurance Corp.	132,580	9,281
*	Stifel Financial Corp.	232,591	8,341
*	Ezcorp Inc. Class A	216,604	7,706
	Cash America
	International Inc.	128,407	7,431
	Delphi Financial Group Inc.	237,690	6,943
*	Portfolio Recovery
	Associates Inc.	74,231	6,294
	Umpqua Holdings Corp.	497,316	5,754
*	First Cash Financial
	Services Inc.	136,192	5,719
	FNB Corp.	549,951	5,692
	BioMed Realty Trust Inc.	285,145	5,486
	UMB Financial Corp.	130,290	5,457
	Mid-America Apartment
	Communities Inc.	77,454	5,226
	Home Properties Inc.	82,316	5,011
	Kilroy Realty Corp.	124,968	4,935
	Wintrust Financial Corp.	152,010	4,892
	LaSalle Hotel Properties	179,683	4,733
	Tanger Factory Outlet
	Centers	176,764	4,732
	Entertainment
	Properties Trust	101,245	4,728
	Prospect Capital Corp.	465,065	4,702
	First Financial
	Bankshares Inc.	136,409	4,699
	Susquehanna
	Bancshares Inc.	564,306	4,514
	National Retail
	Properties Inc.	184,023	4,510
	RLI Corp.	72,119	4,466
	Old National Bancorp	412,560	4,456
*	World Acceptance Corp.	67,659	4,436
	Post Properties Inc.	107,926	4,399
	Extra Space Storage Inc.	203,099	4,332
	Tower Group Inc.	180,305	4,295
	National Penn
	Bancshares Inc.	532,122	4,220
	Glacier Bancorp Inc.	312,500	4,212
	First Financial Bancorp	252,178	4,209
*	Texas Capital
	Bancshares Inc.	161,140	4,162
	United Bankshares Inc.	166,757	4,082
	First Midwest
	Bancorp Inc.	323,753	3,979
	Community Bank
	System Inc.	159,930	3,965
	DiamondRock
	Hospitality Co.	362,667	3,891

			Market
			Value
		Shares	($000)
	Selective Insurance
	Group Inc.	234,569	3,816
	Colonial Properties Trust	180,682	3,686
	Sterling Bancshares Inc.	444,265	3,625
	PrivateBancorp Inc.
	Class A	255,153	3,521
	NBT Bancorp Inc.	150,006	3,320
	Healthcare Realty
	Trust Inc.	158,478	3,269
	Provident Financial
	Services Inc.	225,149	3,224
	optionsXpress
	Holdings Inc.	185,418	3,093
	Bank of the Ozarks Inc.	57,055	2,970
	Columbia Banking
	System Inc.	171,705	2,957
	PacWest Bancorp	143,412	2,950
	Infinity Property &
	Casualty Corp.	53,853	2,944
	Interactive Brokers
	Group Inc.	183,278	2,868
	Employers Holdings Inc.	167,363	2,807
	Medical Properties
	Trust Inc.	242,293	2,786
	Safety Insurance
	Group Inc.	65,815	2,767
	Horace Mann
	Educators Corp.	172,676	2,695
	Lexington Realty Trust	294,377	2,688
*	Navigators Group Inc.	54,366	2,555
*	Investment Technology
	Group Inc.	181,103	2,539
*	Forestar Group Inc.	153,742	2,526
	EastGroup Properties Inc.	58,716	2,496
	Sovran Self Storage Inc.	60,023	2,461
	Independent Bank Corp.	92,879	2,438
	Brookline Bancorp Inc.	256,722	2,380
*	Pinnacle Financial
	Partners Inc.	148,507	2,311
	Meadowbrook Insurance
	Group Inc.	231,554	2,295
	Home Bancshares Inc.	95,174	2,250
	PS Business Parks Inc.	40,771	2,246
	City Holding Co.	66,807	2,207
	Boston Private Financial
	Holdings Inc.	333,980	2,198
	Saul Centers Inc.	50,521	1,989
	Franklin Street
	Properties Corp.	153,879	1,987
*	Piper Jaffray Cos.	67,959	1,958
	Trustco Bank Corp. NY	393,779	1,929
	Simmons First
	National Corp. Class A	74,978	1,924
	Pennsylvania REIT	120,502	1,892
	LTC Properties Inc.	65,660	1,827

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	AMERISAFE Inc.	79,780	1,805
	Acadia Realty Trust	87,575	1,780
	Dime Community
	Bancshares Inc.	121,370	1,765
	Inland Real Estate Corp.	167,971	1,483
	Tompkins Financial Corp.	36,169	1,419
	Getty Realty Corp.	55,192	1,392
*	Nara Bancorp Inc.	165,228	1,343
*	eHealth Inc.	97,233	1,299
	Sterling Bancorp	134,406	1,275
	Calamos Asset
	Management Inc.
	Class A	87,815	1,275
	Universal Health Realty
	Income Trust	27,576	1,102
	Presidential Life Corp.	93,080	972
	Urstadt Biddle
	Properties Inc. Class A	51,058	925
*	United Community
	Banks Inc.	82,700	873
	Stewart Information
	Services Corp.	83,772	840
	Parkway Properties Inc.	48,102	821
*	Wilshire Bancorp Inc.	248,186	730
*	Hanmi Financial Corp.	656,642	703
	Kite Realty Group Trust	139,121	693
	First Commonwealth
	Financial Corp.	80,510	462
*	National Financial
	Partners Corp.	37,686	435
*	First BanCorp	94,481	407
	S&T Bancorp Inc.	6,935	129
	Bank Mutual Corp.	17,443	64
	SWS Group Inc.	6,253	37
	United Fire & Casualty Co.	1,073	19
	Cedar Shopping
	Centers Inc.	778	4
	Northwest Bancshares Inc.	95	1
			320,575
Health Care (12.9%)
*	Regeneron
	Pharmaceuticals Inc.	322,632	18,296
*	AMERIGROUP Corp.	214,812	15,138
*	Healthspring Inc.	293,364	13,527
*	Salix Pharmaceuticals Ltd.	252,822	10,070
*	HMS Holdings Corp.	122,350	9,405
*	Cubist
	Pharmaceuticals Inc.	259,556	9,341
*	Centene Corp.	216,339	7,687
*	Magellan Health
	Services Inc.	135,681	7,427
	Quality Systems Inc.	83,408	7,282
*	Haemonetics Corp.	111,192	7,157
*	Align Technology Inc.	299,832	6,836
*	PSS World Medical Inc.	240,131	6,726

			Market
			Value
		Shares	($000)
*	Questcor
	Pharmaceuticals Inc.	266,969	6,434
	West Pharmaceutical
	Services Inc.	145,308	6,359
*	Viropharma Inc.	328,894	6,085
	Chemed Corp.	92,157	6,038
*	Parexel International Corp.	255,160	6,012
*	NuVasive Inc.	171,891	5,652
*	Zoll Medical Corp.	94,911	5,378
*	Par
	Pharmaceutical Cos. Inc.	156,827	5,172
	Invacare Corp.	140,618	4,667
*	Neogen Corp.	100,598	4,548
*	MWI Veterinary
	Supply Inc.	54,472	4,400
	Meridian Bioscience Inc.	177,838	4,288
*	Integra LifeSciences
	Holdings Corp.	89,673	4,287
*	Medicines Co.	232,271	3,835
*	Air Methods Corp.	48,846	3,651
*	Amsurg Corp. Class A	136,371	3,563
*	Hanger Orthopedic
	Group Inc.	144,156	3,527
*	CONMED Corp.	123,236	3,510
*	Amedisys Inc.	128,245	3,415
*	IPC The Hospitalist Co. Inc.	71,224	3,301
*	Merit Medical
	Systems Inc.	177,812	3,195
	Computer Programs &
	Systems Inc.	47,967	3,045
*	Molina Healthcare Inc.	111,266	3,018
*	Cyberonics Inc.	106,314	2,971
	Analogic Corp.	55,596	2,924
*	Gentiva Health
	Services Inc.	132,439	2,759
*	Greatbatch Inc.	101,343	2,718
*	Abaxis Inc.	97,718	2,663
	Landauer Inc.	40,884	2,518
*	Affymetrix Inc.	305,798	2,425
*	ICU Medical Inc.	52,047	2,274
*	Omnicell Inc.	144,046	2,246
*	Healthways Inc.	147,899	2,245
*	Bio-Reference Labs Inc.	106,516	2,226
*	Emergent Biosolutions Inc.	95,324	2,150
*	Natus Medical Inc.	125,776	1,906
	Ensign Group Inc.	57,144	1,737
*	PharMerica Corp.	127,697	1,629
*	LHC Group Inc.	68,302	1,575
	Cantel Medical Corp.	55,915	1,505
*	AMN Healthcare
	Services Inc.	171,790	1,429
*	Symmetry Medical Inc.	158,172	1,419
*	Corvel Corp.	28,516	1,337
*	Hi-Tech Pharmacal Co. Inc.	44,664	1,292
*	Medcath Corp.	88,543	1,203

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Arqule Inc.	191,901	1,199
*	eResearchTechnology Inc.	187,857	1,197
*	Cross Country
	Healthcare Inc.	136,714	1,039
*	Almost Family Inc.	36,518	1,001
*	Kendle International Inc.	65,793	992
*	Palomar Medical
	Technologies Inc.	83,527	942
*	Kensey Nash Corp.	37,273	940
*	Savient
	Pharmaceuticals Inc.	123,961	928
*	SurModics Inc.	76,328	847
*	CryoLife Inc.	121,435	680
*	Enzo Biochem Inc.	147,006	625
*	Cambrex Corp.	128,900	596
*	LCA-Vision Inc.	83,332	398
			278,807
Industrials (15.9%)
	Robbins & Myers Inc.	197,096	10,416
	CLARCOR Inc.	218,516	10,331
*	Esterline
	Technologies Corp.	132,290	10,107
*	Moog Inc. Class A	198,636	8,645
*	EMCOR Group Inc.	289,941	8,498
	Toro Co.	134,009	8,108
*	Teledyne Technologies Inc.	159,080	8,011
	Actuant Corp. Class A	297,121	7,972
	Brady Corp. Class A	228,661	7,331
	Belden Inc.	205,240	7,155
	United Stationers Inc.	201,255	7,130
*	Old Dominion Freight
	Line Inc.	186,567	6,959
	Curtiss-Wright Corp.	201,044	6,508
*	Geo Group Inc.	280,897	6,469
	Mueller Industries Inc.	164,667	6,243
	AO Smith Corp.	145,994	6,176
*	HUB Group Inc. Class A	162,710	6,128
*	Tetra Tech Inc.	270,006	6,075
	Applied Industrial
	Technologies Inc.	163,976	5,839
*	II-VI Inc.	221,916	5,681
	Interface Inc. Class A	283,284	5,487
	Kaydon Corp.	142,570	5,321
	Simpson
	Manufacturing Co. Inc.	174,358	5,208
	Barnes Group Inc.	196,258	4,869
	ABM Industries Inc.	206,720	4,825
	AAR Corp.	172,610	4,676
	Healthcare Services
	Group Inc.	287,452	4,671
	Knight Transportation Inc.	269,173	4,573
	Watts Water
	Technologies Inc.
	Class A	127,595	4,518
	Briggs & Stratton Corp.	218,468	4,339

			Market
			Value
		Shares	($000)
*	EnPro Industries Inc.	89,584	4,306
	Forward Air Corp.	127,228	4,299
*	Orbital Sciences Corp.	253,394	4,270
	ESCO Technologies Inc.	115,250	4,241
*	Ceradyne Inc.	108,105	4,215
*	Mobile Mini Inc.	195,185	4,136
	Kaman Corp.	113,767	4,035
*	SYKES Enterprises Inc.	177,880	3,830
	Lindsay Corp.	54,502	3,750
	Heartland Express Inc.	220,526	3,652
*	Insituform
	Technologies Inc.
	Class A	171,114	3,588
	Unifirst Corp.	63,748	3,582
	Skywest Inc.	234,377	3,530
	Cubic Corp.	68,483	3,492
*	Allegiant Travel Co.
	Class A	65,262	3,230
	CIRCOR International Inc.	74,747	3,201
*	Astec Industries Inc.	86,497	3,199
	Albany International Corp.	120,743	3,186
	American Science &
	Engineering Inc.	39,397	3,152
	Insperity Inc.	98,754	2,924
*	TrueBlue Inc.	192,488	2,787
	G&K Services Inc. Class A	81,514	2,760
	Quanex Building
	Products Corp.	162,913	2,670
*	Exponent Inc.	61,247	2,665
	Arkansas Best Corp.	110,718	2,627
*	Dycom Industries Inc.	152,831	2,497
	AZZ Inc.	54,522	2,497
	Badger Meter Inc.	65,372	2,418
	John Bean
	Technologies Corp.	124,960	2,414
*	Consolidated Graphics Inc.	43,178	2,373
*	Navigant Consulting Inc.	224,527	2,355
*	Aerovironment Inc.	65,420	2,313
	National Presto
	Industries Inc.	22,643	2,298
*	Griffon Corp.	205,929	2,076
*	Kelly Services Inc. Class A	122,736	2,025
	Universal Forest
	Products Inc.	84,519	2,025
*	SFN Group Inc.	221,969	2,018
	Encore Wire Corp.	82,658	2,002
	Viad Corp.	88,433	1,971
	Cascade Corp.	40,386	1,921
	Tredegar Corp.	99,987	1,835
	Federal Signal Corp.	270,903	1,777
	Comfort Systems USA Inc.	164,616	1,747
	Heidrick & Struggles
	International Inc.	76,987	1,743
	AAON Inc.	77,581	1,694
	Standex International Corp.	54,437	1,670

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	GenCorp Inc.	258,047	1,657
*	On Assignment Inc.	161,065	1,583
	Apogee Enterprises Inc.	123,267	1,579
*	Gibraltar Industries Inc.	132,544	1,500
*	Powell Industries Inc.	38,843	1,418
	Vicor Corp.	85,473	1,382
*	Dolan Co.	132,590	1,123
*	Orion Marine Group Inc.	117,508	1,106
*	School Specialty Inc.	70,064	1,008
*	Lydall Inc.	74,892	896
*	NCI Building Systems Inc.	75,604	861
	CDI Corp.	56,920	756
	Lawson Products Inc.	17,416	343
	Standard Register Co.	56,159	177
			344,654
Information Technology (19.3%)
*	Wright Express Corp.	167,284	8,710
*	Veeco Instruments Inc.	176,307	8,535
*	CommVault Systems Inc.	190,644	8,474
*	CACI International Inc.
	Class A	130,401	8,226
	Anixter International Inc.	124,194	8,115
*	Viasat Inc.	180,979	7,831
*	Microsemi Corp.	374,049	7,668
*	TriQuint
	Semiconductor Inc.	710,909	7,244
*	Progress Software Corp.	291,168	7,026
*	Netgear Inc.	158,506	6,930
*	Hittite Microwave Corp.	108,800	6,736
*	Taleo Corp. Class A	177,760	6,582
*	Cymer Inc.	132,110	6,541
*	FEI Co.	167,503	6,397
	Cognex Corp.	179,767	6,369
*	Arris Group Inc.	535,808	6,221
	MAXIMUS Inc.	75,158	6,218
	MKS Instruments Inc.	226,288	5,979
*	MicroStrategy Inc. Class A	35,803	5,824
	Littelfuse Inc.	98,451	5,781
*	Take-Two Interactive
	Software Inc.	375,264	5,734
*	Plexus Corp.	164,647	5,731
*	JDA Software Group Inc.	183,257	5,661
*	j2 Global
	Communications Inc.	199,382	5,629
	Blackbaud Inc.	187,605	5,200
	Power Integrations Inc.	125,200	4,811
*	Cabot
	Microelectronics Corp.	101,829	4,732
*	Websense Inc.	176,246	4,577
*	Cirrus Logic Inc.	286,731	4,559
*	Scansource Inc.	117,106	4,389
*	Benchmark
	Electronics Inc.	265,792	4,386
*	Rofin-Sinar
	Technologies Inc.	124,182	4,241

			Market
			Value
		Shares	($000)
*	Diodes Inc.	158,785	4,144
*	Blue Coat Systems Inc.	188,803	4,127
*	DealerTrack Holdings Inc.	178,026	4,086
*	Synaptics Inc.	148,303	3,817
*	Tessera Technologies Inc.	221,785	3,801
*	Sourcefire Inc.	123,101	3,659
*	Insight Enterprises Inc.	202,238	3,582
*	Bottomline
	Technologies Inc.	144,268	3,565
*	OSI Systems Inc.	82,568	3,550
*	Synchronoss
	Technologies Inc.	109,818	3,485
*	Kulicke & Soffa
	Industries Inc.	312,544	3,482
	Heartland Payment
	Systems Inc.	167,440	3,449
*	RightNow
	Technologies Inc.	104,432	3,384
*	DG FastChannel Inc.	104,550	3,351
*	SYNNEX Corp.	104,448	3,311
*	Ultratech Inc.	108,869	3,307
*	Manhattan Associates Inc.	94,741	3,263
*	Ebix Inc.	170,922	3,256
*	Rogers Corp.	69,270	3,200
*	Netscout Systems Inc.	153,047	3,197
	Comtech
	Telecommunications Corp.	112,810	3,163
*	Harmonic Inc.	432,688	3,128
*	Cardtronics Inc.	132,616	3,110
*	Brooks Automation Inc.	286,323	3,109
*	Checkpoint Systems Inc.	173,536	3,103
*	FARO Technologies Inc.	70,763	3,099
*	Radiant Systems Inc.	148,035	3,094
*	Stratasys Inc.	91,621	3,088
*	DTS Inc.	75,370	3,056
*	TTM Technologies Inc.	190,148	3,046
*	Newport Corp.	161,585	2,936
*	Ceva Inc.	95,894	2,921
*	Tyler Technologies Inc.	108,381	2,902
*	comScore Inc.	111,789	2,895
*	LivePerson Inc.	200,710	2,838
*	Entropic
	Communications Inc.	317,290	2,821
*	ATMI Inc.	137,018	2,799
*	CSG Systems
	International Inc.	151,114	2,793
	MTS Systems Corp.	66,538	2,783
*	LogMeIn Inc.	72,049	2,779
*	Tekelec	299,815	2,737
*	Standard
	Microsystems Corp.	99,993	2,699
*	Volterra
	Semiconductor Corp.	106,568	2,628
*	TeleTech Holdings Inc.	121,806	2,568
	Park Electrochemical Corp.	90,243	2,522

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Advanced Energy
	Industries Inc.	168,061	2,486
*	Mercury Computer
	Systems Inc.	130,894	2,445
	Black Box Corp.	77,826	2,434
*	Brightpoint Inc.	296,257	2,403
*	Avid Technology Inc.	126,995	2,393
*	Monolithic Power
	Systems Inc.	153,256	2,363
*	Intermec Inc.	209,173	2,309
	Micrel Inc.	218,146	2,308
*	EMS Technologies Inc.	66,682	2,199
	Forrester Research Inc.	63,911	2,107
	iGate Corp.	127,466	2,080
*	Interactive Intelligence Inc.	58,082	2,036
*	Electro Scientific
	Industries Inc.	104,877	2,024
	EPIQ Systems Inc.	137,407	1,954
	Methode Electronics Inc.	160,779	1,867
*	Liquidity Services Inc.	77,398	1,827
*	Super Micro Computer Inc.	112,942	1,817
*	Monotype Imaging
	Holdings Inc.	125,409	1,772
*	Ciber Inc.	308,303	1,711
*	Oplink
	Communications Inc.	89,462	1,667
	Daktronics Inc.	153,883	1,660
*	Rudolph Technologies Inc.	138,197	1,480
*	Nanometrics Inc.	76,739	1,457
	CTS Corp.	148,953	1,440
*	Infospace Inc.	157,205	1,434
*	Digi International Inc.	109,720	1,426
	Cohu Inc.	104,608	1,371
*	XO Group Inc.	137,518	1,368
*	Kopin Corp.	282,341	1,330
*	Perficient Inc.	128,923	1,323
*	Supertex Inc.	56,689	1,270
*	Exar Corp.	193,486	1,225
*	Gerber Scientific Inc.	109,299	1,217
*	Symmetricom Inc.	189,237	1,103
	Bel Fuse Inc. Class B	50,734	1,100
*	THQ Inc.	297,482	1,077
*	Intevac Inc.	98,839	1,009
*	Pericom
	Semiconductor Corp.	109,085	975
*	Integral Systems Inc.	76,919	936
*	DSP Group Inc.	102,024	888
	Pulse Electronics Corp.	181,053	800
*	Radisys Corp.	106,972	780
*	NCI Inc. Class A	34,287	779
*	Novatel Wireless Inc.	139,607	765
*	Agilysys Inc.	85,037	709
	Stamps.com Inc.	51,699	690
*	Smith Micro Software Inc.	138,137	582
*	PC-Tel Inc.	80,556	522

			Market
			Value
		Shares	($000)
*	LoJack Corp.	79,509	347
*	Network Equipment
	Technologies Inc.	132,649	292
	United Online Inc.	27,898	168
*	Sigma Designs Inc.	8,071	62
			418,477
Materials (5.4%)
	PolyOne Corp.	408,160	6,314
	Balchem Corp.	125,041	5,474
*	OM Group Inc.	134,340	5,460
*	Kraton Performance
	Polymers Inc.	138,088	5,409
	Eagle Materials Inc.	192,612	5,368
	HB Fuller Co.	213,977	5,225
	Texas Industries Inc.	120,870	5,032
*	RTI International
	Metals Inc.	131,115	5,031
	Buckeye Technologies Inc.	172,755	4,661
	Schweitzer-Mauduit
	International Inc.	75,975	4,266
	AMCOL International Corp.	110,556	4,219
*	Calgon Carbon Corp.	245,358	4,171
*	Century Aluminum Co.	246,641	3,860
	Arch Chemicals Inc.	110,144	3,793
	Kaiser Aluminum Corp.	64,350	3,515
	A Schulman Inc.	137,276	3,458
*	Clearwater Paper Corp.	49,885	3,406
	Koppers Holdings Inc.	89,659	3,401
*	Materion Corp.	88,792	3,283
	Haynes International Inc.	52,880	3,275
*	LSB Industries Inc.	73,780	3,167
*	KapStone Paper and
	Packaging Corp.	166,725	2,763
*	STR Holdings Inc.	180,611	2,695
	Deltic Timber Corp.	47,031	2,525
	Stepan Co.	33,900	2,403
	Quaker Chemical Corp.	55,079	2,369
	Zep Inc.	95,084	1,797
	Myers Industries Inc.	153,444	1,577
	Wausau Paper Corp.	214,268	1,444
	Neenah Paper Inc.	64,733	1,377
	Hawkins Inc.	37,463	1,357
*	AM Castle & Co.	72,739	1,208
	American Vanguard Corp.	93,077	1,207
	Olympic Steel Inc.	39,907	1,099
*	Headwaters Inc.	266,032	833
			116,442
Telecommunication Services (0.7%)
*	Cincinnati Bell Inc.	863,258	2,866
	NTELOS Holdings Corp.	130,047	2,656
*	Neutral Tandem Inc.	135,185	2,355
*	General
	Communication Inc.
	Class A	169,956	2,051

Tax-Managed Small-Cap Fund

		Market
		Value
	Shares	($000)
* Cbeyond Inc.	135,506	1,793
Atlantic Tele-Network Inc.	39,516	1,516
USA Mobility Inc.	95,878	1,463
		14,700
Utilities (4.0%)
Piedmont Natural
Gas Co. Inc.	311,601	9,429
New Jersey
Resources Corp.	179,764	8,019
Southwest Gas Corp.	198,911	7,680
UIL Holdings Corp.	218,957	7,083
South Jersey
Industries Inc.	129,762	7,047
Avista Corp.	249,527	6,410
Unisource Energy Corp.	158,910	5,932
El Paso Electric Co.	182,365	5,891
Allete Inc.	135,446	5,559
Northwest Natural Gas Co.	115,807	5,226
NorthWestern Corp.	157,346	5,210
Laclede Group Inc.	97,225	3,678
CH Energy Group Inc.	68,134	3,629
American States Water Co.	80,893	2,804
Central Vermont Public
Service Corp.	58,104	2,101
		85,698
Total Common Stocks
(Cost $1,580,512)		2,168,137
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market
Liquidity Fund, 0.140%
(Cost $1,607)	1,606,910	1,607
Total Investments (100.2%)
(Cost $1,582,119)		2,169,744
Other Assets and Liabilities (-0.2%)
Other Assets		16,736
Liabilities		(21,202)
		(4,466)
Net Assets (100%)		2,165,278

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,605,898
Undistributed Net Investment Income	3,763
Accumulated Net Realized Losses	(32,008)
Unrealized Appreciation (Depreciation)	587,625
Net Assets	2,165,278

Admiral Shares—Net Assets
Applicable to 68,659,826 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,008,248
Net Asset Value Per Share—
Admiral Shares	$29.25

Institutional Shares—Net Assets
Applicable to 5,355,675 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	157,030
Net Asset Value Per Share—
Institutional Shares	$29.32

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends[1]	8,390
Interest[1]	1
Total Income	8,391
Expenses
The Vanguard Group—Note B
Investment Advisory Services	146
Management and Administrative—Admiral Shares	1,020
Management and Administrative—Institutional Shares	27
Marketing and Distribution—Admiral Shares	171
Marketing and Distribution—Institutional Shares	22
Custodian Fees	33
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,431
Net Investment Income	6,960
Realized Net Gain (Loss) on Investment Securities Sold[1]	76,390
Change in Unrealized Appreciation (Depreciation) of Investment Securities	72,071
Net Increase (Decrease) in Net Assets Resulting from Operations	155,421

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $14,000, $1,000, and $7,011,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,960	17,282
Realized Net Gain (Loss)	76,390	81,408
Change in Unrealized Appreciation (Depreciation)	72,071	320,986
Net Increase (Decrease) in Net Assets Resulting from Operations	155,421	419,676
Distributions
Net Investment Income
Admiral Shares[1]	(138)	(16,144)
Institutional Shares	(16)	(1,390)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
Total Distributions	(154)	(17,534)
Capital Share Transactions
Admiral Shares[1]	(14,738)	(22,404)
Institutional Shares	(1,845)	20,389
Net Increase (Decrease) from Capital Share Transactions	(16,583)	(2,015)
Total Increase (Decrease)	138,684	400,127
Net Assets
Beginning of Period	2,026,594	1,626,467
End of Period[2]	2,165,278	2,026,594

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior period’s Distributions and Capital Share Transactions are for the Investor class.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,763,000 and ($3,043,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.17	$21.75	$17.44	$25.62	$25.72	$22.70
Investment Operations
Net Investment Income	.093	.231	.146	.266	.229	.191
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.989	5.424	4.316	(8.174)	(.097)	3.023
Total from Investment Operations	2.082	5.655	4.462	(7.908)	.132	3.214
Distributions
Dividends from Net Investment Income	(.002)	(.235)	(.152)	(.272)	(.232)	(.194)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.235)	(.152)	(.272)	(.232)	(.194)
Net Asset Value, End of Period	$29.25	$27.17	$21.75	$17.44	$25.62	$25.72

Total Return[2]	7.66%	25.99%	25.59%	-30.82%	0.51%	14.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,008	$1,879	$1,527	$1,258	$1,793	$1,756
Ratio of Total Expenses to
Average Net Assets	0.14%	0.18%	0.19%	0.14%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.66%	0.98%	0.79%	1.16%	0.86%	0.78%
Portfolio Turnover Rate[3]	49%	46%	37%	32%	53%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor class.
1 Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.01, and $.01.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$27.23	$21.80	$17.47	$25.66	$25.77	$22.74
Investment Operations
Net Investment Income	.102	.257	.161	.275	.242	.209
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.991	5.432	4.337	(8.184)	(.108)	3.028
Total from Investment Operations	2.093	5.689	4.498	(7.909)	.134	3.237
Distributions
Dividends from Net Investment Income	(.003)	(.259)	(.168)	(.281)	(.244)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.259)	(.168)	(.281)	(.244)	(.207)
Net Asset Value, End of Period	$29.32	$27.23	$21.80	$17.47	$25.66	$25.77

Total Return[2]	7.69%	26.09%	25.75%	-30.77%	0.51%	14.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$157	$147	$99	$102	$171	$128
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.72%	1.08%	0.89%	1.21%	0.90%	0.83%
Portfolio Turnover Rate[3]	49%	46%	37%	32%	53%	42%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from redemption fees of $.00, $.00, $.02, $.01, $.01, and $.01.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, Investor Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets

Tax-Managed Small-Cap Fund

in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $347,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $9,272,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $95,599,000 to offset future net capital gains of $40,927,000 through December 31, 2016, and $54,672,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $1,582,119,000. Net unrealized appreciation of investment securities for tax purposes was $587,625,000, consisting of unrealized gains of $640,550,000 on securities that had risen in value since their purchase and $52,925,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $532,834,000 of investment securities and sold $538,980,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	57,228	2,024	105,382	4,463
Issued in Lieu of Cash Distributions	112	4	13,025	475
Redeemed[2]	(72,078)	(2,542)	(140,811)	(5,969)
Net Increase (Decrease)—Admiral Shares	(14,738)	(514)	(22,404)	(1,031)
Institutional Shares
Issued	18,852	671	59,059	2,276
Issued in Lieu of Cash Distributions	10	—	824	30
Redeemed[2]	(20,707)	(718)	(39,494)	(1,462)
Net Increase (Decrease)—Institutional Shares	(1,845)	(47)	20,389	844

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior period’s capital share transactions are for the Investor class.
2 Net of redemption fees for fiscal 2011 and 2010 of $103,000 and $339,000, respectively (fund totals). Effective April 28, 2011, the redemption fee was eliminated.

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,052.33	$0.66
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,059.75	$0.61
Institutional Shares	1,000.00	1,059.90	0.41
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,064.89	$0.61
Institutional Shares	1,000.00	1,064.78	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,076.63	$0.72
Institutional Shares	1,000.00	1,076.87	0.41
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.15	$0.65
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.13%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.14% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangment

The board of trustees of Vanguard Tax-Managed Balanced Fund, Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
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You can obtain a free copy of Vanguard’s proxy voting
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calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
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find out more about this public service, call the SEC at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082011

Vanguard Tax-Managed International
Fund Semiannual Report

June 30, 2011

> Vanguard Tax-Managed International Fund—including its exchange-traded share class, Vanguard MSCI EAFE ETF—returned about 5% for the six months ended June 30, 2011, as global stock markets lagged their U.S. counterparts.

> European stocks were responsible for the fund’s positive returns, while Pacific stocks declined.

> Health care stocks were among the strongest performers across developed markets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	26

Tax-Managed International Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
Total
Returns
Vanguard Tax-Managed International Fund
Admiral™ Shares	5.21%
Institutional Shares	5.12
MSCI EAFE ETF Shares
Market Price	5.37
Net Asset Value	5.20
MSCI EAFE Index	4.98
International Funds Average	4.38

International Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Admiral Shares	$11.58	$12.18	$0.003	$0.000
Institutional Shares	11.60	12.19	0.004	0.000
MSCI EAFE ETF Shares	36.04	37.90	0.012	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks broadly trailed the returns of their U.S. counterparts for the six months ended June 30, 2011. Still, returns were mostly positive despite persistent anxiety in the financial markets. For the period, Vanguard Tax-Managed International Fund returned about 5% for all share classes.

The fund’s return was in line with that of its benchmark, the MSCI EAFE Index, a consequence of its index-oriented strategy. It surpassed the average return of peer international funds. Many of these competing funds invest in emerging markets, which trailed the return of the developed markets that make up the Tax-Managed International Fund.

As it has since its inception, the fund met its tax-management objective of avoiding the distribution of any capital gains during the period.

In May, Vanguard converted all of the fund’s Investor Shares to lower-cost Admiral Shares—part of our ongoing efforts to lower the cost of investing for all our clients. Please note also that the fund’s ETF Shares have had a name change: The former Vanguard Europe Pacific ETF is now Vanguard MSCI EAFE ETF.

2

Another important change occurred in July, after our reporting period closed: The Tax-Managed International Fund introduced a 2% fee on redemptions of shares held for less than two months. This replaced the fund’s previous 1% redemption fee for shares held for less than five years. The change aligns the fund with Vanguard’s other international funds, which also have a 2% redemption fee for shares held less than two months. These fees, intended to discourage short-term trading, are paid directly to the funds to help compensate for transaction costs. (The fees do not apply to ETF Shares.)

For stock markets,
a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China, India, and Brazil grappled with inflationary pressures.

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling (and in our opinion, overstated) headlines raised doubts about their safety. Toward the end of the period, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Strength in European markets offset weakness in the Pacific
Stocks from Europe’s developed markets, which accounted for about two-thirds of the fund’s assets, were responsible for all of its positive return. Although market performance was modest when viewed

Expense Ratios
Your Fund Compared With Its Peer Group
			MSCI
			EAFE
	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.18%	0.08%	0.12%	1.42%

The fund expense ratios shown are from the prospectus dated July 15, 2011, (May 13, 2011, for ETF shares), and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.14% for Admiral Shares, 0.08% for Institutional Shares, and 0.12% for MSCI EAFE ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: International Funds.

4

from the perspective of investors in Frankfurt, Paris, or London, the appreciation of the euro and the pound relative to the U.S. dollar enhanced the returns of U.S.-based investors.

European stocks returned more than 9% for the period despite debt concerns in some of the region’s troubled economies. France, Spain, Germany, and Italy––four of the region’s larger markets––all posted double-digit returns. The United Kingdom, which made up more than 20% of the fund’s assets, returned less but still contributed strongly to the overall result. Greece, which was dealing with a sovereign-debt crisis, and Finland were the only markets to decline during the period. Because each accounted for no more than 1% of the fund’s assets on average, their troubles had little effect.

Across the region, all ten sectors recorded solid gains, with consumer discretionary and health care stocks delivering double-digit returns. Pharmaceutical companies began to find favor with investors again, in part because of the companies’ prospects for growth in fast-developing economies that will spend more on health care as per-capita wealth increases. In the consumer discretionary sector, stocks of German automobile manufacturers climbed as demand for luxury cars increased across global markets.

The results weren’t as rosy in the Pacific region, which represented about a third of the portfolio. Stocks in the region’s developed markets retreated roughly 2%. The Japanese market, which is the largest by far, rebounded fairly well from its plunge after the earthquake and nuclear disasters struck in March, but long-term economic and financial challenges remain. For the half-year, Japanese stocks declined more than 4%, with the financial and information technology sectors weighing most on returns. Hong Kong stocks also fell.

Australia, the Pacific region’s second-largest market, generated a return of about 3%, mostly on the strength of its financial sector. Stocks in Singapore and New Zealand also advanced, but these markets account for only a tiny part of the fund’s assets.

Diversification matters at home and abroad
International equities sometimes follow a different path from U.S. stocks, which suggests that they can counter some of each other’s swings in a portfolio. Indeed, Vanguard research indicates that a portfolio holding both would, over time, have experienced lower average volatility than one made up only of U.S. holdings. Our researchers found that the benefits of such diversification become more notable over the long term as differences in the economic and monetary cycles of various regions lead to differences in their stock market performance.

5

At Vanguard, we encourage you to focus on the long term and adhere to the time-tested principles of balance and diversification, both within and across asset classes. This typically means building a portfolio that holds a broad mix of stocks––including international equities––along with bonds and short-term reserves that suits your time horizon, goals, and risk tolerance.

Vanguard Tax-Managed International Fund, with its low expenses, proven tax-management strategy, and broad exposure to the developed international equity markets, can play an effective role in such a diversified portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2011

6

Tax-Managed International Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics

MSCI
EAFE
	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTMGX	VTMNX	VEA
Expense Ratio[1]	0.18%	0.08%	0.12%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	925	944	1,863
Median Market Cap	$36.3B	$36.3B	$30.9B
Price/Earnings Ratio	13.1x	12.8x	13.0x
Price/Book Ratio	1.5x	1.5x	1.6x
Return on Equity	17.1%	17.1%	17.7%
Earnings Growth Rate	-1.6%	-1.6%	2.6%
Dividend Yield	3.4%	3.4%	3.1%
Turnover Rate
(Annualized)	2%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.6%	10.5%	9.3%
Consumer Staples	10.3	10.2	8.8
Energy	8.1	8.1	11.2
Financials	22.9	23.5	24.5
Health Care	8.8	8.7	6.3
Industrials	13.1	12.8	11.0
Information
Technology	4.7	4.7	6.2
Materials	11.4	11.3	12.9
Telecommunication
Services	5.5	5.5	5.7
Utilities	4.6	4.7	4.1

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.98	0.97
Beta	1.04	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton	Diversified Metals
	& Mining	2.1%
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.9
Nestle SA	Packaged Foods &
	Meats	1.9
HSBC Holdings plc	Diversified Banks	1.5
Rio Tinto	Diversified Metals
	& Mining	1.3
Novartis AG	Pharmaceuticals	1.2
BP plc	Integrated Oil &
	Gas	1.2
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.2
Total SA	Integrated Oil &
	Gas	1.1
Roche Holding AG	Pharmaceuticals	1.0
Top Ten		14.4%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated July 15, 2011 (May 13, 2011, for the ETF shares), and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.14% for Admiral Shares, 0.08% for Institutional Shares, and 0.12% for MSCI EAFE ETF Shares.

7

Tax-Managed International Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	21.3%	21.3%	14.5%
France	10.5	10.5	7.1
Germany	9.0	9.0	6.2
Switzerland	8.4	8.3	5.7
Spain	3.6	3.6	2.5
Sweden	3.1	3.1	2.1
Italy	2.8	2.8	1.9
Netherlands	2.5	2.5	1.7
Denmark	1.1	1.1	0.7
Finland	1.0	1.0	0.7
Other	2.9	3.0	2.1
Subtotal	66.2%	66.2%	45.2%
Pacific
Japan	20.2%	20.0%	13.7%
Australia	8.4	8.6	5.9
Hong Kong	2.7	2.7	1.9
Singapore	1.7	1.7	1.2
Other	0.1	0.1	0.1
Subtotal	33.1%	33.1%	22.8%
Emerging Markets	0.0%	0.0%	23.5%
Middle East	0.7%	0.7%	0.5%
North America	0.0%	0.0%	8.0%

8

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	8/17/1999	32.06%	1.79%	5.82%
Fee-Adjusted Returns		30.77	1.79	5.82
Institutional Shares	1/4/2001	32.15	1.86	5.91
Fee-Adjusted Returns		30.86	1.86	5.91
MSCI EAFE ETF Shares	7/20/2007
Market Price		33.53	—	-4.17[1]
Net Asset Value		32.11	—	-4.24[1]
Fee-adjusted returns reflect the 1% fee on redemptions of shares held for less than five years. (Effective July 15, 2011, that fee was replaced. The fund now assesses a 2% fee on redemptions of shares held for less than two months.) The fee does not apply to the ETF Shares.

See Financial Highlights for dividend and capital gains information.

9

Tax-Managed International Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	2,530,587	119,599	1.3%
Commonwealth Bank of Australia	1,219,032	68,657	0.8%
Westpac Banking Corp.	2,355,153	56,505	0.6%
Australia & New Zealand Banking Group Ltd.	2,031,641	48,160	0.5%
National Australia Bank Ltd.	1,697,166	46,923	0.5%
Rio Tinto Ltd.	351,352	31,449	0.4%
Australia—Other †		383,907	4.3%
		755,200	8.4%

Austria †		29,575	0.3%

Belgium
Anheuser-Busch InBev NV	627,224	36,403	0.4%
Belgium—Other †		48,261	0.5%
		84,664	0.9%
Denmark
Novo Nordisk A/S Class B	329,512	41,281	0.5%
Denmark—Other †		54,449	0.6%
		95,730	1.1%

Finland †		88,507	1.0%

France
Total SA	1,655,092	95,687	1.0%
Sanofi	869,040	69,907	0.8%
BNP Paribas SA	750,060	57,837	0.6%
France—Other †		721,230	8.0%
		944,661	10.4%

10

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	645,925	88,764	1.0%
BASF SE	716,492	70,232	0.8%
Daimler AG	709,515	53,506	0.6%
Bayer AG	651,648	52,339	0.6%
Allianz SE	350,991	48,945	0.5%
SAP AG	717,506	43,502	0.5%
Deutsche Bank AG	732,569	43,237	0.5%
E.ON AG	1,410,298	40,087	0.4%
Germany—Other †		375,257	4.1%
		815,869	9.0%

Greece †		20,260	0.2%

Hong Kong
Hang Seng Bank Ltd.	597,343	9,555	0.1%
Hong Kong—Other †		236,932	2.6%
		246,487	2.7%

Ireland †		23,632	0.3%

Israel †		64,421	0.7%

Italy
ENI SPA	1,893,722	44,879	0.5%
Italy—Other †		205,012	2.3%
		249,891	2.8%
Japan
Toyota Motor Corp.	2,169,018	89,318	1.0%
Honda Motor Co. Ltd.	1,264,939	48,734	0.6%
Mitsubishi UFJ Financial Group Inc.	9,900,944	48,251	0.5%
Canon Inc.	879,033	41,812	0.5%
Chugai Pharmaceutical Co. Ltd.	202,000	3,312	0.0%
Daihatsu Motor Co. Ltd.	156,000	2,655	0.0%
Hino Motors Ltd.	145,000	847	0.0%
Japan—Other †		1,595,533	17.6%
		1,830,462	20.2%
Netherlands
Unilever NV	1,287,061	42,242	0.5%
* ING Groep NV	3,031,860	37,363	0.4%
Netherlands—Other †		149,395	1.6%
		229,000	2.5%

New Zealand †		10,909	0.1%

Norway †		82,363	0.9%

Portugal †		23,505	0.3%

Singapore †		155,592	1.7%

11

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Spain
Telefonica SA	3,201,149	78,184	0.9%
Banco Santander SA	6,586,625	75,879	0.9%
Banco Bilbao Vizcaya Argentaria SA	3,376,462	39,636	0.4%
Spain—Other †		129,757	1.4%
		323,456	3.6%

Sweden †		280,626	3.1%

Switzerland
Nestle SA	2,721,222	169,338	1.9%
Novartis AG	1,831,399	112,241	1.2%
Roche Holding AG	552,958	92,577	1.0%
* UBS AG	2,868,350	52,346	0.6%
ABB Ltd.	1,723,600	44,783	0.5%
Switzerland—Other †		287,735	3.2%
		759,020	8.4%
United Kingdom
HSBC Holdings plc	13,876,066	137,578	1.5%
BP plc	14,696,912	108,214	1.2%
Vodafone Group plc	40,765,737	108,097	1.2%
Royal Dutch Shell plc Class A	2,621,894	93,297	1.0%
GlaxoSmithKline plc	4,082,603	87,508	1.0%
Rio Tinto plc	1,144,590	82,646	0.9%
Royal Dutch Shell plc Class B	2,117,203	75,555	0.8%
British American Tobacco plc	1,571,789	68,926	0.8%
BHP Billiton plc	1,714,910	67,385	0.7%
BG Group plc	2,654,870	60,281	0.7%
AstraZeneca plc	1,098,430	54,901	0.6%
Anglo American plc	1,044,786	51,815	0.6%
Standard Chartered plc	1,828,925	48,042	0.5%
Diageo plc	1,980,808	40,525	0.5%
Tesco plc	6,106,539	39,454	0.4%
Barclays plc	9,123,609	37,428	0.4%
Xstrata plc	1,639,540	36,112	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)	167,144	5,935	0.1%
United Kingdom—Other †		725,355	8.0%
		1,929,054	21.3%
Total Common Stocks (Cost $8,369,390)		9,042,884	99.9%
Other Assets and Liabilities
Other Assets		34,509	0.4%
Liabilities		(28,915)	(0.3%)
		5,594	0.1%
Net Assets		9,048,478	100.0%

12

Tax-Managed International Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	8,647,284
Undistributed Net Investment Income	167,055
Accumulated Net Realized Losses	(439,513)
Unrealized Appreciation (Depreciation)
Investment Securities	673,494
Foreign Currencies	158
Net Assets	9,048,478

Admiral Shares—Net Assets
Applicable to 126,774,916 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,544,169
Net Asset Value Per Share—Admiral Shares	$12.18

Institutional Shares—Net Assets
Applicable to 25,328,193 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	308,870
Net Asset Value Per Share—Institutional Shares	$12.19

ETF Shares—Net Assets
Applicable to 189,869,905 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,195,439
Net Asset Value Per Share—ETF Shares	$37.90

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Tax-Managed International Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends[1]	178,900
Interest[2]	20
Total Income	178,920
Expenses
The Vanguard Group—Note B
Investment Advisory Services	340
Management and Administrative—Admiral Shares	767
Management and Administrative—Institutional Shares	45
Management and Administrative—ETF Shares	2,230
Marketing and Distribution—Admiral Shares	140
Marketing and Distribution—Institutional Shares	39
Marketing and Distribution—ETF Shares	888
Custodian Fees	451
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	9
Trustees’ Fees and Expenses	3
Total Expenses	4,913
Net Investment Income	174,007
Realized Net Gain (Loss)
Investment Securities Sold	49,028
Foreign Currencies	1,007
Realized Net Gain (Loss)	50,035
Change in Unrealized Appreciation (Depreciation)
Investment Securities	156,742
Foreign Currencies	137
Change in Unrealized Appreciation (Depreciation)	156,879
Net Increase (Decrease) in Net Assets Resulting from Operations	380,921
1 Dividends are net of foreign withholding taxes of $17,267,000.
2 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Tax-Managed International Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	174,007	168,238
Realized Net Gain (Loss)	50,035	288,616
Change in Unrealized Appreciation (Depreciation)	156,879	102,039
Net Increase (Decrease) in Net Assets Resulting from Operations	380,921	558,893
Distributions
Net Investment Income
Admiral Shares[1]	(381)	(35,288)
Institutional Shares	(100)	(6,263)
ETF Shares	(1,972)	(129,223)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,453)	(170,774)
Capital Share Transactions
Admiral Shares[1]	(7,456)	(11,713)
Institutional Shares	41,473	24,551
ETF Shares	1,493,485	757,013
Net Increase (Decrease) from Capital Share Transactions	1,527,502	769,851
Total Increase (Decrease)	1,905,970	1,157,970
Net Assets
Beginning of Period	7,142,508	5,984,538
End of Period[2]	9,048,478	7,142,508

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior period’s Distributions and Capital Share Transactions are for the Investor class.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $167,055,000 and ($5,506,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Tax-Managed International Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.58	$10.95	$8.74	$15.40	$14.16	$11.48
Investment Operations
Net Investment Income	.236	.278	.277[1]	.290	.332	.331
Net Realized and Unrealized Gain (Loss)
on Investments	.367	.634	2.190	(6.661)	1.244	2.685
Total from Investment Operations	.603	.912	2.467	(6.371)	1.576	3.016
Distributions
Dividends from Net Investment Income	(.003)	(.282)	(.257)	(.289)	(.336)	(.336)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.282)	(.257)	(.289)	(.336)	(.336)
Net Asset Value, End of Period	$12.18	$11.58	$10.95	$8.74	$15.40	$14.16

Total Return[2]	5.21%	8.36%	28.27%	-41.27%	11.15%	26.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,544	$1,476	$1,409	$1,131	$1,915	$1,624
Ratio of Total Expenses to
Average Net Assets	0.14%	0.18%	0.20%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.32%	2.70%	2.87%	3.47%	2.71%	2.70%
Portfolio Turnover Rate[3]	2%	6%	9%	16%	6%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor class.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Tax-Managed International Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.60	$10.96	$8.74	$15.41	$14.17	$11.48
Investment Operations
Net Investment Income	.240	.289	.288[1]	.296	.341	.348
Net Realized and Unrealized Gain (Loss)
on Investments	.354	.644	2.197	(6.671)	1.244	2.685
Total from Investment Operations	.594	.933	2.485	(6.375)	1.585	3.033
Distributions
Dividends from Net Investment Income	(.004)	(.293)	(.265)	(.295)	(.345)	(.343)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.293)	(.265)	(.295)	(.345)	(.343)
Net Asset Value, End of Period	$12.19	$11.60	$10.96	$8.74	$15.41	$14.17

Total Return[2]	5.12%	8.55%	28.48%	-41.27%	11.21%	26.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$309	$253	$219	$242	$568	$258
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.10%	0.09%	0.09%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.38%	2.80%	2.97%	3.53%	2.77%	2.76%
Portfolio Turnover Rate[3]	2%	6%	9%	16%	6%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Tax-Managed International Fund

Financial Highlights

MSCI EAFE ETF Shares
	Six Months				July 20,
	Ended				2007[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$36.04	$34.06	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	.738	.887	.860[2]	.934	.204
Net Realized and Unrealized Gain (Loss)
on Investments	1.134	1.990	6.836	(20.744)	(1.219)
Total from Investment Operations	1.872	2.877	7.696	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.012)	(.897)	(.816)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.897)	(.816)	(.930)	(1.055)
Net Asset Value, End of Period	$37.90	$36.04	$34.06	$27.18	$47.92

Total Return	5.20%	8.47%	28.34%	-41.25%	-2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,195	$5,414	$4,356	$2,292	$653
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.11%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	4.34%	2.76%	2.92%	3.51%	2.74%[3]
Portfolio Turnover Rate[4]	2%	6%	9%	16%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard MSCI EAFE ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker. Prior to May 14, 2011, the fund offered Investor Shares. Effective at the close of business on May 13, 2011, the Investor Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

19

Tax-Managed International Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $1,373,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,098	9,034,786	—

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	75
Change in Unrealized Appreciation (Depreciation)	(75)
Balance as of June 30, 2011	—

20

Tax-Managed International Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized net foreign currency gains of $1,007,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended June 30, 2011, the fund realized $56,738,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $431,803,000 to offset future net capital gains of $92,787,000 through December 31, 2016, and $339,016,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $8,369,390,000. Net unrealized appreciation of investment securities for tax purposes was $673,494,000, consisting of unrealized gains of $1,289,366,000 on securities that had risen in value since their purchase and $615,872,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $1,937,216,000 of investment securities and sold $246,222,000 of investment securities, other than temporary cash investments.

21

Tax-Managed International Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	46,782	3,922	110,270	10,303
Issued in Lieu of Cash Distributions	300	26	27,785	2,426
Redeemed[2]	(54,538)	(2,730)	(149,768)	(14,095)
Net Increase (Decrease)—Admiral Shares	(7,456)	1,218	(11,713)	(1,366)
Institutional Shares
Issued	51,648	4,396	93,918	8,828
Issued in Lieu of Cash Distributions	79	7	4,669	407
Redeemed[2]	(10,254)	(856)	(74,036)	(7,475)
Net Increase (Decrease)—Institutional Shares	41,473	3,547	24,551	1,760
ETF Shares
Issued	1,638,886	43,647	1,181,384	35,340
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(145,401)	(4,000)	(424,371)	(13,000)
Net Increase (Decrease)—ETF Shares	1,493,485	39,647	757,013	22,340

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior period’s capital share transactions are for the Investor class.
2 Net of redemption fees for fiscal 2011 and 2010 of $138,000 and $957,000, respectively (fund totals).

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Admiral Shares	$1,000.00	$1,052.08	$0.71
Institutional Shares	1,000.00	1,051.22	0.41
MSCI EAFE ETF Shares	1,000.00	1,051.95	0.61
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.40	0.40
MSCI EAFE ETF Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Admiral Shares, 0.08% for Institutional Shares, and 0.12% for MSCI EAFE ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed International Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

26

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082011

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Australia (8.4%)
	BHP Billiton Ltd.	2,530,587	119,599
	Commonwealth Bank of Australia	1,219,032	68,657
	Westpac Banking Corp.	2,355,153	56,505
	Australia & New Zealand Banking Group Ltd.	2,031,641	48,160
	National Australia Bank Ltd.	1,697,166	46,923
	Rio Tinto Ltd.	351,352	31,449
	Woolworths Ltd.	957,025	28,555
	Wesfarmers Ltd.	799,612	27,404
	Newcrest Mining Ltd.	582,153	23,589
	Woodside Petroleum Ltd.	493,204	21,759
	QBE Insurance Group Ltd.	838,092	15,555
	CSL Ltd.	432,959	15,390
	Origin Energy Ltd.	868,683	14,770
	AMP Ltd.	2,370,952	12,469
	Telstra Corp. Ltd.	3,587,373	11,147
	Santos Ltd.	679,400	9,906
	Macquarie Group Ltd.	290,107	9,787
	Suncorp Group Ltd.	1,064,420	9,304
	Brambles Ltd.	1,159,500	9,015
	Orica Ltd.	300,861	8,723
	Foster's Group Ltd.	1,548,605	8,571
	Amcor Ltd.	1,050,474	8,140
	Insurance Australia Group Ltd.	1,837,040	6,716
	Fortescue Metals Group Ltd.	962,537	6,605
	Incitec Pivot Ltd.	1,493,092	6,218
	Transurban Group	1,080,810	6,071
	AGL Energy Ltd.	379,426	5,972
	Coca-Cola Amatil Ltd.	471,572	5,786
	Iluka Resources Ltd.	319,298	5,776
	WorleyParsons Ltd.	175,644	5,348
	ASX Ltd.	161,016	5,276
	Sonic Healthcare Ltd.	346,575	4,796
	Lend Lease Group	493,228	4,763
	Asciano Ltd.	2,665,395	4,712
*	QR National Ltd.	1,289,956	4,694
	Alumina Ltd.	2,031,987	4,654
	OZ Minerals Ltd.	299,478	4,262
	Cochlear Ltd.	54,773	4,239
	Computershare Ltd.	433,476	4,141
	Wesfarmers Ltd. Price Protected Shares	114,109	3,957
	Tatts Group Ltd.	1,368,767	3,534
	Metcash Ltd.	752,071	3,356
	Toll Holdings Ltd.	625,200	3,262
	Crown Ltd.	335,669	3,227
	Boral Ltd.	679,073	3,220
	Sims Metal Management Ltd.	165,419	3,145
	Leighton Holdings Ltd.	136,117	3,071
	Bendigo and Adelaide Bank Ltd.	292,164	2,786
*	James Hardie Industries SE	438,858	2,780
*	Echo Entertainment Group Ltd.	592,072	2,610
*	Lynas Corp. Ltd.	1,334,703	2,536
	BlueScope Steel Ltd.	1,802,655	2,346
	OneSteel Ltd.	1,087,925	2,173
	TABCORP Holdings Ltd.	611,276	2,162
*	Qantas Airways Ltd.	1,054,678	2,093
	SP AusNet	1,988,465	2,017
	Ramsay Health Care Ltd.	98,589	1,926
	Fairfax Media Ltd.	1,680,902	1,774
	Harvey Norman Holdings Ltd.	574,464	1,538
	MacArthur Coal Ltd.	123,955	1,462
	Caltex Australia Ltd.	111,480	1,415

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

		Market
		Value
	Shares	($000)
* Paladin Energy Ltd.	505,843	1,379
MAp Group	289,224	1,039
Newcrest Mining Ltd. ADR	22,953	928
Sims Metal Management Ltd. ADR	3,072	58
		755,200
Austria (0.3%)
Erste Group Bank AG	158,275	8,289
OMV AG	126,581	5,530
Voestalpine AG	82,793	4,566
Telekom Austria AG	291,612	3,718
Verbund AG	67,908	2,957
Raiffeisen Bank International AG	44,091	2,271
Vienna Insurance Group AG Wiener Versicherung Gruppe	40,850	2,244
		29,575
Belgium (0.9%)
Anheuser-Busch InBev NV	627,224	36,403
Solvay SA Class A	50,268	7,761
Delhaize Group SA	83,516	6,267
KBC Groep NV	141,878	5,567
Umicore SA	100,165	5,463
Belgacom SA	132,730	4,730
Ageas	1,672,026	4,529
UCB SA	91,825	4,126
Colruyt SA	68,252	3,417
Bekaert SA	28,985	2,207
* Dexia SA	696,039	2,167
Mobistar SA	26,721	2,027
		84,664
Denmark (1.1%)
Novo Nordisk A/S Class B	329,512	41,281
Carlsberg A/S Class B	88,861	9,676
AP Moller - Maersk A/S Class B	1,114	9,617
* Danske Bank A/S	494,586	9,154
Novozymes A/S	33,741	5,498
* Vestas Wind Systems A/S	170,383	3,955
DSV A/S	142,722	3,426
AP Moller - Maersk A/S	392	3,247
* TDC A/S	306,412	2,796
* William Demant Holding A/S	24,913	2,250
Coloplast A/S Class B	14,275	2,171
Tryg A/S	25,861	1,493
Pandora A/S	36,954	1,166
		95,730
Finland (1.0%)
Nokia Oyj	2,908,214	18,760
Sampo Oyj	348,699	11,258
Fortum Oyj	364,896	10,580
Kone Oyj Class B	132,524	8,326
UPM-Kymmene Oyj	379,897	6,951
Metso Oyj	91,402	5,196
Stora Enso Oyj	455,212	4,780
Wartsila Oyj	138,536	4,685
Nokian Renkaat Oyj	91,781	4,609
Neste Oil Oyj	140,304	2,201
Pohjola Bank plc Class A	150,077	1,941
Kesko Oyj Class B	39,860	1,854
Elisa Oyj	79,630	1,714
Rautaruukki Oyj	71,895	1,625
Outokumpu Oyj	116,169	1,539
Orion Oyj Class B	50,794	1,310
Sanoma Oyj	63,480	1,178
		88,507

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

		Market
		Value
	Shares	($000)
France (10.4%)
Total SA	1,655,092	95,687
Sanofi	869,040	69,907
BNP Paribas SA	750,060	57,837
GDF Suez	964,443	35,248
LVMH Moet Hennessy Louis Vuitton SA	191,490	34,410
Danone	456,468	34,077
Air Liquide SA	222,784	31,917
Schneider Electric SA	190,843	31,866
France Telecom SA	1,461,715	31,081
AXA SA	1,347,121	30,580
Societe Generale SA	497,917	29,490
Vivendi SA	971,320	27,074
L'Oreal SA	187,030	24,272
ArcelorMittal	669,026	23,266
Vinci SA	339,462	21,786
Cie de St-Gobain	307,664	19,942
* Carrefour SA	466,909	19,194
Unibail-Rodamco SE	73,949	17,086
Pernod-Ricard SA	157,733	15,557
Cie Generale des Etablissements Michelin Class B	141,201	13,829
Cie Generale d'Optique Essilor International SA	164,200	13,323
Credit Agricole SA	744,472	11,185
Vallourec SA	89,041	10,856
* Alcatel-Lucent	1,846,405	10,655
PPR	59,415	10,582
Lafarge SA	163,816	10,438
European Aeronautic Defence and Space Co. NV	305,865	10,237
Alstom SA	164,169	10,112
Renault SA	154,274	9,153
Technip SA	83,132	8,911
Bouygues SA	192,529	8,466
Veolia Environnement SA	274,104	7,723
Christian Dior SA	48,087	7,557
Cap Gemini SA	126,683	7,418
EDF SA	186,295	7,304
SES SA	234,833	6,597
Legrand SA	146,008	6,146
Sodexo	76,050	5,957
Peugeot SA	128,133	5,748
Publicis Groupe SA	102,868	5,743
Safran SA	134,315	5,731
Accor SA	121,818	5,450
STMicroelectronics NV	525,770	5,233
Suez Environnement Co.	241,732	4,817
* Cie Generale de Geophysique - Veritas	126,519	4,637
Dassault Systemes SA	52,903	4,499
Lagardere SCA	103,168	4,366
Groupe Eurotunnel SA	381,768	4,272
Arkema SA	39,675	4,081
Casino Guichard Perrachon SA	42,953	4,048
SCOR SE	140,659	3,992
Bureau Veritas SA	46,497	3,926
Klepierre	89,766	3,706
Edenred	121,413	3,702
Eutelsat Communications SA	73,490	3,309
Thales SA	72,865	3,138
Natixis	622,353	3,123
CNP Assurances	142,621	3,105
Wendel SA	23,048	2,830
Gecina SA	19,698	2,752
ICADE	21,744	2,679
Fonciere Des Regions	23,377	2,476
Atos Origin SA	43,817	2,475

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Iliad SA	17,020	2,284
*	Air France-KLM	138,742	2,131
	Eramet	5,400	1,787
	Societe Television Francaise 1	90,938	1,659
	Aeroports de Paris	17,471	1,643
	Neopost SA	18,471	1,587
	Imerys SA	21,874	1,539
	Eiffage SA	22,965	1,518
	Societe BIC SA	15,614	1,508
*	JCDecaux SA	38,449	1,234
	Metropole Television SA	52,124	1,207
			944,661
Germany (9.0%)
	Siemens AG	645,925	88,764
	BASF SE	716,492	70,232
	Daimler AG	709,515	53,506
	Bayer AG	651,648	52,339
	Allianz SE	350,991	48,945
	SAP AG	717,506	43,502
	Deutsche Bank AG	732,569	43,237
	E.ON AG	1,410,298	40,087
	Deutsche Telekom AG	2,237,233	34,910
	Bayerische Motoren Werke AG	258,573	25,821
	Volkswagen AG Prior Pfd.	115,005	23,783
	Linde AG	133,380	23,401
	Muenchener Rueckversicherungs AG	148,717	22,703
	RWE AG	329,412	18,301
	ThyssenKrupp AG	275,198	14,299
	Adidas AG	167,444	13,275
	Deutsche Post AG	663,544	12,757
	Deutsche Boerse AG	158,989	12,072
	Fresenius Medical Care AG & Co. KGaA	158,272	11,838
*	Commerzbank AG	2,716,771	11,702
	MAN SE	87,464	11,650
	Porsche Automobil Holding SE Prior Pfd.	131,702	10,447
	Henkel AG & Co. KGaA Prior Pfd.	145,617	10,126
	K&S AG	126,338	9,701
	Infineon Technologies AG	857,579	9,636
	Fresenius SE & Co. KGaA	85,811	8,957
	Henkel AG & Co. KGaA	110,267	6,328
	HeidelbergCement AG	95,844	6,130
*	Continental AG	57,999	6,112
	Metro AG	99,526	6,027
	Merck KGaA	49,970	5,433
	Beiersdorf AG	82,761	5,377
	Lanxess AG	60,362	4,952
	GEA Group AG	138,128	4,947
	Volkswagen AG	25,807	4,747
*	QIAGEN NV	197,029	3,778
	Bayerische Motoren Werke AG Prior Pfd.	53,359	3,393
	Hochtief AG	39,512	3,302
*	Kabel Deutschland Holding AG	52,593	3,240
	Deutsche Lufthansa AG	148,284	3,230
	Fraport AG Frankfurt Airport Services Worldwide	38,880	3,124
	Salzgitter AG	39,167	2,986
	Brenntag AG	21,856	2,542
	Wacker Chemie AG	10,451	2,257
	Suedzucker AG	52,060	1,854
	Hannover Rueckversicherung AG	34,350	1,786
*	TUI AG	153,659	1,670
	Celesio AG	76,304	1,524
	United Internet AG	72,469	1,524
	Axel Springer AG	25,002	1,236
*	ProSiebenSat.1 Media AG Prior Pfd.	42,998	1,224

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	RWE AG Prior Pfd.	22,605	1,155
			815,869
Greece (0.2%)
	National Bank of Greece SA ADR	3,205,321	4,584
	Coca Cola Hellenic Bottling Co. SA	136,695	3,672
	OPAP SA	164,631	2,571
	Hellenic Telecommunications Organization SA ADR	425,849	1,991
	Bank of Cyprus plc	607,811	1,792
*	Alpha Bank AE	338,513	1,705
	National Bank of Greece SA	224,607	1,615
	Public Power Corp. SA	76,157	1,092
*	EFG Eurobank Ergasias SA	221,765	1,040
	Hellenic Telecommunications Organization SA	21,242	198
			20,260
Hong Kong (2.7%)
*	AIA Group Ltd.	6,160,445	21,445
	Hutchison Whampoa Ltd.	1,710,512	18,533
	Hong Kong Exchanges and Clearing Ltd.	815,900	17,180
	Sun Hung Kai Properties Ltd.	1,165,064	17,030
	Cheung Kong Holdings Ltd.	1,151,500	16,910
	CLP Holdings Ltd.	1,492,432	13,239
	Hang Seng Bank Ltd.	597,343	9,555
	Wharf Holdings Ltd.	1,342,815	9,364
	Li & Fung Ltd.	4,473,670	8,941
	Hong Kong & China Gas Co. Ltd.	3,859,653	8,780
	Swire Pacific Ltd. Class A	596,088	8,776
	Power Assets Holdings Ltd.	1,141,600	8,645
	BOC Hong Kong Holdings Ltd.	2,898,000	8,442
	Hang Lung Properties Ltd.	2,008,810	8,260
	Henderson Land Development Co. Ltd.	973,006	6,292
	Bank of East Asia Ltd.	1,339,063	5,513
*	Sands China Ltd.	1,844,400	4,999
	Hang Lung Group Ltd.	634,000	4,026
	MTR Corp.	1,083,000	3,852
	Wynn Macau Ltd.	1,116,000	3,655
	Shangri-La Asia Ltd.	1,488,552	3,654
	Sino Land Co. Ltd.	2,221,000	3,572
	Kerry Properties Ltd.	686,000	3,316
	Wheelock & Co. Ltd.	822,000	3,306
	Hysan Development Co. Ltd.	649,000	3,220
	SJM Holdings Ltd.	1,290,000	3,069
	New World Development Ltd.	2,011,750	3,054
	Esprit Holdings Ltd.	938,228	2,932
*	Galaxy Entertainment Group Ltd.	855,000	1,839
	Cathay Pacific Airways Ltd.	787,770	1,833
	ASM Pacific Technology Ltd.	122,900	1,690
	Hopewell Holdings Ltd.	510,500	1,619
	Yue Yuen Industrial Holdings Ltd.	492,500	1,567
	Cheung Kong Infrastructure Holdings Ltd.	280,000	1,457
	Lifestyle International Holdings Ltd.	465,500	1,362
	Wing Hang Bank Ltd.	123,000	1,350
*	Foxconn International Holdings Ltd.	2,641,000	1,165
	PCCW Ltd.	2,596,000	1,120
	NWS Holdings Ltd.	763,500	1,024
	Orient Overseas International Ltd.	139,300	901
			246,487
Ireland (0.3%)
	CRH plc	525,381	11,644
*	Elan Corp. plc	482,590	5,539
	Kerry Group plc Class A	108,549	4,472
	Ryanair Holdings plc	282,408	1,440
	Ryanair Holdings plc ADR	18,300	537

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Anglo Irish Bank Corp. Ltd.	257,065	—
			23,632
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	726,069	35,018
	Israel Chemicals Ltd.	391,131	6,242
*	Bank Hapoalim BM	945,681	4,727
	Bank Leumi Le-Israel BM	798,535	3,776
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,175,809	2,977
	Israel Corp. Ltd.	1,934	2,114
*	Israel Discount Bank Ltd. Class A	740,045	1,459
*	NICE Systems Ltd.	38,786	1,402
	Cellcom Israel Ltd. (Registered)	50,198	1,401
	Elbit Systems Ltd.	28,675	1,363
	Mizrahi Tefahot Bank Ltd.	109,213	1,162
	Delek Group Ltd.	4,803	1,080
*	Makhteshim-Agan Industries Ltd.	174,001	972
	Partner Communications Co. Ltd.	48,274	728
			64,421
Italy (2.8%)
	ENI SPA	1,893,722	44,879
	Enel SPA	5,143,535	33,609
	UniCredit SPA	10,742,977	22,740
	Intesa Sanpaolo SPA (Registered)	7,784,460	20,728
	Assicurazioni Generali SPA	932,179	19,653
	Telecom Italia SPA (Registered)	7,558,964	10,514
	Saipem SPA	198,576	10,255
	Tenaris SA	376,457	8,605
*	Fiat Industrial SPA	617,669	7,978
	Fiat SPA	642,531	7,060
	Snam Rete Gas SPA	1,170,882	6,930
	Telecom Italia SPA (Bearer)	5,275,699	6,138
	Terna Rete Elettrica Nazionale SPA	1,006,647	4,680
	Atlantia SPA	215,721	4,594
	Finmeccanica SPA	366,055	4,429
	Unione di Banche Italiane SCPA	714,631	4,023
*	Parmalat SPA	1,035,754	3,898
	Mediobanca SPA	369,398	3,741
	Enel Green Power SPA	1,130,740	3,119
	Banco Popolare SC	1,212,244	2,792
	Pirelli & C SPA	243,937	2,638
	Prysmian SPA	126,290	2,542
	Banca Monte dei Paschi di Siena SPA	3,133,805	2,372
	Exor SPA	71,519	2,237
	Mediaset SPA	462,545	2,174
	Luxottica Group SPA	64,843	2,082
	Autogrill SPA	124,479	1,635
	Banca Carige SPA	700,625	1,587
	Intesa Sanpaolo SPA (Bearer)	620,595	1,338
	A2A SPA	591,515	921
			249,891
Japan (20.2%)
	Toyota Motor Corp.	2,169,018	89,318
	Honda Motor Co. Ltd.	1,264,939	48,734
	Mitsubishi UFJ Financial Group Inc.	9,900,944	48,251
	Canon Inc.	879,033	41,812
	Sumitomo Mitsui Financial Group Inc.	1,054,658	32,520
	Takeda Pharmaceutical Co. Ltd.	619,694	28,640
	Mizuho Financial Group Inc.	16,123,521	26,501
	FANUC Corp.	157,100	26,271
	Mitsubishi Corp.	1,020,186	25,482
	Softbank Corp.	670,900	25,409
	Mitsui & Co. Ltd.	1,348,900	23,323
	Komatsu Ltd.	742,900	23,196

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

		Market
		Value
	Shares	($000)
NTT DoCoMo Inc.	11,838	21,142
Panasonic Corp.	1,696,353	20,745
Sony Corp.	786,100	20,741
Nissan Motor Co. Ltd.	1,973,400	20,739
Hitachi Ltd.	3,487,758	20,700
Mitsubishi Electric Corp.	1,585,000	18,412
Nippon Telegraph & Telephone Corp.	380,000	18,328
Mitsubishi Estate Co. Ltd.	995,935	17,479
Shin-Etsu Chemical Co. Ltd.	322,800	17,303
KDDI Corp.	2,301	16,556
Toshiba Corp.	3,087,000	16,276
Seven & I Holdings Co. Ltd.	603,420	16,228
Tokio Marine Holdings Inc.	575,600	16,114
East Japan Railway Co.	269,200	15,417
Nintendo Co. Ltd.	80,700	15,155
Nomura Holdings Inc.	2,810,977	13,871
Japan Tobacco Inc.	3,591	13,862
Astellas Pharma Inc.	355,514	13,794
Denso Corp.	368,400	13,702
Nippon Steel Corp.	4,136,970	13,421
Inpex Corp.	1,728	12,775
ITOCHU Corp.	1,228,000	12,772
Kyocera Corp.	122,500	12,473
Mitsui Fudosan Co. Ltd.	713,000	12,280
Sumitomo Corp.	885,800	12,051
Bridgestone Corp.	522,631	12,042
Kansai Electric Power Co. Inc.	589,950	11,748
Mitsubishi Heavy Industries Ltd.	2,480,000	11,662
FUJIFILM Holdings Corp.	363,100	11,325
JX Holdings Inc.	1,683,050	11,320
Kao Corp.	429,301	11,288
Murata Manufacturing Co. Ltd.	165,200	11,045
MS&AD Insurance Group Holdings	456,133	10,677
Daiichi Sankyo Co. Ltd.	532,663	10,409
JFE Holdings Inc.	373,800	10,280
Chubu Electric Power Co. Inc.	520,000	10,155
Keyence Corp.	35,608	10,110
Kirin Holdings Co. Ltd.	715,000	9,968
Central Japan Railway Co.	1,232	9,685
Asahi Glass Co. Ltd.	825,035	9,655
Marubeni Corp.	1,416,000	9,410
Dai-ichi Life Insurance Co. Ltd.	6,609	9,268
Tokyo Gas Co. Ltd.	1,991,000	8,986
Sumitomo Mitsui Trust Holdings Inc.	2,575,270	8,964
Toray Industries Inc.	1,189,000	8,780
Nidec Corp.	91,600	8,552
Sumitomo Electric Industries Ltd.	581,300	8,479
Fujitsu Ltd.	1,458,000	8,334
Kubota Corp.	929,000	8,242
Secom Co. Ltd.	170,600	8,180
Eisai Co. Ltd.	206,900	8,072
NKSJ Holdings Inc.	1,208,800	7,978
SMC Corp.	43,700	7,878
Hoya Corp.	344,900	7,636
Sharp Corp.	821,000	7,492
Tokyo Electron Ltd.	136,800	7,481
Terumo Corp.	135,200	7,319
Ajinomoto Co. Inc.	612,000	7,266
Sumitomo Realty & Development Co. Ltd.	321,000	7,174
Sumitomo Metal Mining Co. Ltd.	427,000	7,015
Fast Retailing Co. Ltd.	43,200	6,987
Mitsubishi Chemical Holdings Corp.	984,500	6,976
Daikin Industries Ltd.	196,000	6,947
Resona Holdings Inc.	1,456,436	6,852

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Nitto Denko Corp.	133,500	6,783
	Asahi Kasei Corp.	979,000	6,598
	Sumitomo Chemical Co. Ltd.	1,286,000	6,421
	Asahi Group Holdings Ltd.	317,300	6,392
	Rakuten Inc.	6,141	6,356
	Daiwa Securities Group Inc.	1,430,000	6,300
	Nikon Corp.	265,600	6,281
	Olympus Corp.	185,600	6,263
	Aisin Seiki Co. Ltd.	160,000	6,191
	Osaka Gas Co. Ltd.	1,614,000	6,122
	Suzuki Motor Corp.	266,000	5,996
	Daito Trust Construction Co. Ltd.	68,000	5,773
	Ricoh Co. Ltd.	520,000	5,769
	Yamada Denki Co. Ltd.	70,610	5,753
	Aeon Co. Ltd.	474,173	5,723
	West Japan Railway Co.	146,600	5,723
	T&D Holdings Inc.	236,790	5,636
	Kyushu Electric Power Co. Inc.	309,300	5,569
	JS Group Corp.	208,312	5,373
	Sumitomo Metal Industries Ltd.	2,390,000	5,369
	Shiseido Co. Ltd.	282,600	5,275
	Shizuoka Bank Ltd.	572,000	5,259
	TDK Corp.	95,300	5,257
	Yamato Holdings Co. Ltd.	332,800	5,235
	Rohm Co. Ltd.	90,700	5,204
	Otsuka Holdings Co. Ltd.	196,100	5,189
	Dai Nippon Printing Co. Ltd.	451,800	5,092
	Daiwa House Industry Co. Ltd.	403,000	5,085
	JGC Corp.	183,000	5,014
	Tohoku Electric Power Co. Inc.	346,100	4,994
	Mitsui OSK Lines Ltd.	919,000	4,945
	Bank of Yokohama Ltd.	975,000	4,874
	NGK Insulators Ltd.	259,000	4,825
	Kawasaki Heavy Industries Ltd.	1,202,000	4,789
	Kobe Steel Ltd.	2,066,000	4,698
	Omron Corp.	168,700	4,691
	Odakyu Electric Railway Co. Ltd.	589,000	4,677
	Kuraray Co. Ltd.	316,500	4,637
	Kintetsu Corp.	1,424,190	4,574
	Yahoo Japan Corp.	13,197	4,542
	Tokyo Electric Power Co. Inc.	1,110,070	4,494
	Isuzu Motors Ltd.	925,000	4,379
	Makita Corp.	93,900	4,376
	Dentsu Inc.	145,200	4,298
	Chiba Bank Ltd.	680,000	4,256
	Toppan Printing Co. Ltd.	548,000	4,252
	Nippon Yusen KK	1,135,000	4,217
	Sekisui House Ltd.	451,859	4,207
	Nippon Electric Glass Co. Ltd.	319,500	4,100
	Shionogi & Co. Ltd.	248,200	4,064
*	NEC Corp.	1,778,400	4,061
	Mitsubishi Tanabe Pharma Corp.	241,000	4,034
*	Mitsubishi Motors Corp.	3,305,000	4,032
*	Yamaha Motor Co. Ltd.	217,900	4,002
	Tokyu Corp.	944,000	3,925
	NSK Ltd.	383,000	3,824
	Unicharm Corp.	87,100	3,805
	NTT Data Corp.	1,104	3,669
	Fuji Heavy Industries Ltd.	466,000	3,621
	Sega Sammy Holdings Inc.	185,788	3,591
	OJI Paper Co. Ltd.	744,000	3,568
	Teijin Ltd.	801,000	3,531
	TonenGeneral Sekiyu KK	281,000	3,456
	Chugoku Electric Power Co. Inc.	199,100	3,447

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

		Market
		Value
	Shares	($000)
Konica Minolta Holdings Inc.	412,000	3,441
Dena Co. Ltd.	78,500	3,376
Chugai Pharmaceutical Co. Ltd.	202,000	3,312
Toyota Tsusho Corp.	190,893	3,276
Sekisui Chemical Co. Ltd.	381,000	3,255
Sumitomo Heavy Industries Ltd.	465,000	3,246
JSR Corp.	166,600	3,229
Ibiden Co. Ltd.	102,900	3,222
Tobu Railway Co. Ltd.	760,000	3,199
* Mazda Motor Corp.	1,211,000	3,191
Benesse Holdings Inc.	73,700	3,166
Keio Corp.	565,000	3,116
Hirose Electric Co. Ltd.	30,400	3,116
IHI Corp.	1,196,000	3,090
Lawson Inc.	58,790	3,084
Hisamitsu Pharmaceutical Co. Inc.	72,300	3,080
Nippon Express Co. Ltd.	746,000	3,023
THK Co. Ltd.	117,700	3,008
JTEKT Corp.	204,100	3,007
Oriental Land Co. Ltd.	34,700	2,944
Mitsubishi Materials Corp.	925,000	2,914
Trend Micro Inc.	92,900	2,886
Keikyu Corp.	400,000	2,884
Shikoku Electric Power Co. Inc.	125,300	2,845
Nitori Holdings Co. Ltd.	29,950	2,843
Bank of Kyoto Ltd.	308,000	2,836
Electric Power Development Co. Ltd.	104,540	2,826
Shimizu Corp.	676,000	2,817
Hokkaido Electric Power Co. Inc.	163,500	2,720
Obayashi Corp.	619,000	2,704
Kurita Water Industries Ltd.	90,600	2,703
Hiroshima Bank Ltd.	619,200	2,702
Mitsubishi Gas Chemical Co. Inc.	366,000	2,682
Hachijuni Bank Ltd.	475,600	2,672
Daihatsu Motor Co. Ltd.	156,000	2,655
Sony Financial Holdings Inc.	146,800	2,654
Joyo Bank Ltd.	626,000	2,630
Isetan Mitsukoshi Holdings Ltd.	268,340	2,629
Mitsui Chemicals Inc.	719,000	2,620
Nippon Sheet Glass Co. Ltd.	830,000	2,581
Amada Co. Ltd.	332,000	2,553
Furukawa Electric Co. Ltd.	611,000	2,551
Kyowa Hakko Kirin Co. Ltd.	267,000	2,547
Toyo Seikan Kaisha Ltd.	147,600	2,485
Santen Pharmaceutical Co. Ltd.	60,500	2,453
Advantest Corp.	133,200	2,452
NTN Corp.	430,000	2,450
Namco Bandai Holdings Inc.	202,000	2,432
Stanley Electric Co. Ltd.	137,600	2,416
Gunma Bank Ltd.	456,000	2,410
Hokuhoku Financial Group Inc.	1,215,100	2,407
Credit Saison Co. Ltd.	141,400	2,380
Nissin Foods Holdings Co. Ltd.	65,100	2,371
Shimano Inc.	43,000	2,366
Sankyo Co. Ltd.	45,200	2,335
MEIJI Holdings Co. Ltd.	55,254	2,330
Taisei Corp.	1,008,000	2,313
Yakult Honsha Co. Ltd.	79,900	2,311
Konami Corp.	96,100	2,276
Sysmex Corp.	60,200	2,264
Kawasaki Kisen Kaisha Ltd.	645,000	2,255
Kajima Corp.	783,000	2,246
Brother Industries Ltd.	151,800	2,245
Keisei Electric Railway Co. Ltd.	376,000	2,225

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	TOTO Ltd.	285,000	2,218
	Nippon Meat Packers Inc.	152,000	2,180
	Tokyu Land Corp.	513,000	2,180
	Nippon Paper Group Inc.	97,300	2,159
	Hokuriku Electric Power Co.	112,800	2,153
	Showa Denko KK	1,036,000	2,146
	Fukuoka Financial Group Inc.	500,800	2,093
	Japan Steel Works Ltd.	303,513	2,081
	Jupiter Telecommunications Co. Ltd.	1,857	2,078
	Suruga Bank Ltd.	236,000	2,058
	Nishi-Nippon City Bank Ltd.	676,000	1,997
	Toho Co. Ltd.	119,200	1,979
	Mitsubishi UFJ Lease & Finance Co. Ltd.	50,690	1,962
*	Elpida Memory Inc.	164,889	1,942
	Nisshin Seifun Group Inc.	154,900	1,936
	Idemitsu Kosan Co. Ltd.	18,109	1,933
	Seiko Epson Corp.	110,900	1,922
	SBI Holdings Inc.	20,425	1,898
	Fuji Electric Co. Ltd.	607,000	1,896
	Takashimaya Co. Ltd.	272,860	1,882
	NGK Spark Plug Co. Ltd.	136,000	1,879
	Toyo Suisan Kaisha Ltd.	78,000	1,845
	Marui Group Co. Ltd.	241,700	1,836
	Yamaha Corp.	160,300	1,828
	Hamamatsu Photonics KK	41,800	1,807
	Aeon Mall Co. Ltd.	74,600	1,807
	Ube Industries Ltd.	599,000	1,803
	Casio Computer Co. Ltd.	253,200	1,787
*	Sumco Corp.	105,060	1,779
	Tsumura & Co.	55,200	1,765
	Sumitomo Rubber Industries Ltd.	144,000	1,743
*	Yokogawa Electric Corp.	201,800	1,722
	All Nippon Airways Co. Ltd.	526,317	1,717
	Mitsui Engineering & Shipbuilding Co. Ltd.	768,000	1,677
	J Front Retailing Co. Ltd.	367,200	1,622
	Rinnai Corp.	22,200	1,603
	Yaskawa Electric Corp.	142,000	1,594
	Citizen Holdings Co. Ltd.	264,500	1,583
	Shimamura Co. Ltd.	16,600	1,582
	GS Yuasa Corp.	233,000	1,555
	NOK Corp.	87,900	1,506
	Miraca Holdings Inc.	36,800	1,491
	Nisshin Steel Co. Ltd.	770,000	1,473
	Sojitz Corp.	782,500	1,466
	Nomura Real Estate Holdings Inc.	87,871	1,465
	Denki Kagaku Kogyo KK	302,000	1,456
	FamilyMart Co. Ltd.	39,500	1,450
	Hitachi Metals Ltd.	102,000	1,441
	Shimadzu Corp.	157,000	1,438
	Cosmo Oil Co. Ltd.	500,000	1,423
	Kikkoman Corp.	135,000	1,423
*	Mizuho Securities Co. Ltd.	588,000	1,417
	Yamazaki Baking Co. Ltd.	105,000	1,406
	Nabtesco Corp.	58,000	1,405
	Iyo Bank Ltd.	149,000	1,372
	Asics Corp.	91,596	1,367
	Kamigumi Co. Ltd.	146,000	1,364
	Showa Shell Sekiyu KK	145,200	1,349
	Koito Manufacturing Co. Ltd.	76,712	1,341
	NHK Spring Co. Ltd.	131,000	1,340
	Toho Gas Co. Ltd.	247,000	1,337
	Tosoh Corp.	331,000	1,329
	Dainippon Sumitomo Pharma Co. Ltd.	138,900	1,320
	USS Co. Ltd.	16,970	1,316

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

		Market
		Value
	Shares	($000)
Gree Inc.	60,200	1,316
Hitachi Construction Machinery Co. Ltd.	58,400	1,309
Nomura Research Institute Ltd.	59,700	1,308
Toyoda Gosei Co. Ltd.	57,300	1,301
Taiyo Nippon Sanso Corp.	161,000	1,282
Ushio Inc.	64,800	1,281
Chugoku Bank Ltd.	102,000	1,262
Kaneka Corp.	185,000	1,216
Hitachi Chemical Co. Ltd.	60,900	1,208
Otsuka Corp.	18,660	1,162
Kansai Paint Co. Ltd.	126,000	1,148
Yamaguchi Financial Group Inc.	123,000	1,147
Minebea Co. Ltd.	201,000	1,072
Daido Steel Co. Ltd.	159,000	1,064
Aeon Credit Service Co. Ltd.	77,510	1,062
Toyota Boshoku Corp.	62,600	1,040
Hakuhodo DY Holdings Inc.	19,210	1,026
Daicel Chemical Industries Ltd.	154,000	1,017
Chiyoda Corp.	87,809	1,012
Air Water Inc.	82,805	998
Coca-Cola West Co. Ltd.	51,500	987
McDonald's Holdings Co. Japan Ltd.	38,000	966
Oracle Corp. Japan	22,100	963
Mitsubishi Logistics Corp.	83,000	934
Suzuken Co. Ltd.	39,160	903
ABC-Mart Inc.	22,200	900
Alfresa Holdings Corp.	22,400	871
Hitachi High-Technologies Corp.	38,651	847
Hino Motors Ltd.	145,000	847
Shinsei Bank Ltd.	834,014	834
Aozora Bank Ltd.	346,000	802
Mabuchi Motor Co. Ltd.	14,900	752
MediPal Holdings Corp.	84,700	751
Mizuho Trust & Banking Co. Ltd.	802,000	711
Yamato Kogyo Co. Ltd.	22,000	685
Square Enix Holdings Co. Ltd.	35,600	641
Maruichi Steel Tube Ltd.	25,300	627
Kinden Corp.	72,000	616
Itochu Techno-Solutions Corp.	14,900	529
		1,830,462
Netherlands (2.5%)
Unilever NV	1,287,061	42,242
* ING Groep NV	3,031,860	37,363
Koninklijke Philips Electronics NV	781,259	20,079
Koninklijke KPN NV	1,263,300	18,375
Koninklijke Ahold NV	975,654	13,118
ASML Holding NV	348,499	12,854
Akzo Nobel NV	190,523	12,037
Heineken NV	199,683	12,018
* Aegon NV	1,381,255	9,412
Koninklijke DSM NV	132,237	8,582
Reed Elsevier NV	486,460	6,535
Wolters Kluwer NV	236,739	5,249
Randstad Holding NV	99,630	4,607
Heineken Holding NV	83,663	4,283
Fugro NV	48,074	3,463
SBM Offshore NV	129,931	3,435
Corio NV	49,837	3,301
* TNT Express NV	297,979	3,091
Koninklijke Vopak NV	56,547	2,769
PostNL NV	280,623	2,378
Koninklijke Boskalis Westminster NV	41,075	1,944

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Delta Lloyd NV	78,519	1,865
			229,000
New Zealand (0.1%)
	Fletcher Building Ltd.	491,028	3,514
	Telecom Corp. of New Zealand Ltd.	1,639,499	3,341
	Sky City Entertainment Group Ltd.	674,543	2,027
	Auckland International Airport Ltd.	568,589	1,050
	Contact Energy Ltd.	219,821	977
			10,909
Norway (0.9%)
	Statoil ASA	890,904	22,554
	DnB NOR ASA	718,045	10,003
	Telenor ASA	599,192	9,806
	Yara International ASA	158,296	8,894
	Seadrill Ltd.	236,374	8,311
	Orkla ASA	673,724	6,414
	Norsk Hydro ASA	779,000	5,963
*	Subsea 7 SA	201,767	5,161
	Aker Solutions ASA	131,967	2,637
	Gjensidige Forsikring ASA	135,204	1,667
*	Renewable Energy Corp. ASA	555,612	953
			82,363
Portugal (0.3%)
	EDP - Energias de Portugal SA	1,622,585	5,758
	Portugal Telecom SGPS SA	498,447	4,900
	Galp Energia SGPS SA Class B	164,297	3,918
	Jeronimo Martins SGPS SA	155,552	2,988
	Banco Espirito Santo SA	481,439	1,795
*	EDP Renovaveis SA	255,212	1,684
*	Banco Comercial Portugues SA	2,666,585	1,586
	Cimpor Cimentos de Portugal SGPS SA	114,790	876
			23,505
Singapore (1.7%)
	DBS Group Holdings Ltd.	1,454,123	17,395
	Singapore Telecommunications Ltd.	6,537,290	16,850
	Oversea-Chinese Banking Corp. Ltd.	2,089,300	15,959
	United Overseas Bank Ltd.	972,504	15,614
	Keppel Corp. Ltd.	1,052,904	9,526
*	Genting Singapore plc	4,574,000	7,211
	Wilmar International Ltd.	1,397,000	6,180
	CapitaLand Ltd.	2,381,000	5,656
	Singapore Airlines Ltd.	460,710	5,332
	Noble Group Ltd.	3,041,890	4,899
	Singapore Press Holdings Ltd.	1,467,250	4,663
	Singapore Exchange Ltd.	734,000	4,510
	Golden Agri-Resources Ltd.	6,824,831	3,792
	Fraser and Neave Ltd.	783,650	3,703
	City Developments Ltd.	429,000	3,643
*	Hutchison Port Holdings Trust	3,723,251	3,146
	SembCorp Industries Ltd.	694,660	2,829
	Olam International Ltd.	1,209,800	2,689
	ComfortDelGro Corp. Ltd.	2,258,000	2,688
	Singapore Technologies Engineering Ltd.	1,074,906	2,639
	Jardine Cycle & Carriage Ltd.	75,037	2,633
	SembCorp Marine Ltd.	604,600	2,616
*	Global Logistic Properties Ltd.	1,556,000	2,614
	Cosco Corp. Singapore Ltd.	1,370,000	2,184
	Keppel Land Ltd.	597,000	1,764
	UOL Group Ltd.	423,750	1,721
	Yangzijiang Shipbuilding Holdings Ltd.	1,303,000	1,555
	StarHub Ltd.	373,000	848
	Neptune Orient Lines Ltd.	561,250	702

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	236,188	31
			155,592
Spain (3.6%)
	Telefonica SA	3,201,149	78,184
	Banco Santander SA	6,586,625	75,879
	Banco Bilbao Vizcaya Argentaria SA	3,376,462	39,636
	Iberdrola SA	2,902,595	25,824
	Repsol YPF SA	615,625	21,353
	Inditex SA	160,560	14,629
	Abertis Infraestructuras SA	263,826	5,888
	Red Electrica Corp. SA	96,140	5,800
	Gas Natural SDG SA	267,902	5,611
	Criteria Caixacorp SA	612,566	4,266
	Banco Popular Espanol SA	757,243	4,261
	ACS Actividades de Construccion y Servicios SA	88,760	4,189
	Ferrovial SA	312,748	3,952
	Banco de Sabadell SA	899,526	3,711
	Iberdrola Renovables SA	828,222	3,659
*	Amadeus IT Holding SA	175,281	3,643
	Enagas SA	106,433	2,577
	Acciona SA	24,038	2,552
	Mapfre SA	596,685	2,214
	Grifols SA	104,404	2,094
	Bankinter SA	307,469	2,086
	Indra Sistemas SA	97,835	2,018
	Acerinox SA	108,176	1,973
*	International Consolidated Airlines Group SA	450,135	1,826
	Mediaset Espana Comunicacion SA	176,643	1,536
	Fomento de Construcciones y Contratas SA	46,770	1,427
*	International Consolidated Airlines Group SA	323,583	1,321
	Zardoya Otis SA	84,029	1,235
*	Criteria Caixacorp SA Rights Exp. 07/14/2011	760,240	57
*	Banco Popular Espanol SA Rights	757,243	55
			323,456
Sweden (3.1%)
	Telefonaktiebolaget LM Ericsson Class B	2,394,834	34,475
	Hennes & Mauritz AB Class B	811,044	27,999
	Nordea Bank AB	2,095,040	22,501
	Volvo AB Class B	1,095,379	19,176
	Atlas Copco AB Class A	561,179	14,779
	Sandvik AB	835,728	14,641
	TeliaSonera AB	1,734,860	12,726
	Svenska Handelsbanken AB Class A	393,045	12,119
	Swedbank AB Class A	624,861	10,508
	SKF AB	315,935	9,148
	Skandinaviska Enskilda Banken AB Class A	1,085,864	8,879
	Atlas Copco AB Class B	349,652	8,249
	Alfa Laval AB	306,287	6,605
	Millicom International Cellular SA	62,488	6,547
	Assa Abloy AB Class B	238,873	6,420
	Svenska Cellulosa AB Class B	438,425	6,182
	Scania AB Class B	243,302	5,648
	Swedish Match AB	167,056	5,609
	Skanska AB Class B	303,882	5,447
	Electrolux AB Class B	225,334	5,389
	Hexagon AB Class B	207,320	5,105
	Tele2 AB	239,539	4,728
	Getinge AB	168,197	4,523
	Boliden AB	215,854	3,986
	Kinnevik Investment AB Class B	177,266	3,937
	Securitas AB Class B	346,436	3,668
	Ratos AB	165,988	3,191
	Modern Times Group AB Class B	39,872	2,637
	Husqvarna AB	321,084	2,127

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	SSAB AB Class A	140,761	2,103
	Holmen AB	50,471	1,574
			280,626
Switzerland (8.4%)
	Nestle SA	2,721,222	169,338
	Novartis AG	1,831,399	112,241
	Roche Holding AG	552,958	92,577
*	UBS AG	2,868,350	52,346
	ABB Ltd.	1,723,600	44,783
	Credit Suisse Group AG	890,897	34,720
	Zurich Financial Services AG	115,359	29,190
	Cie Financiere Richemont SA	413,118	27,073
	Syngenta AG	75,569	25,539
	Transocean Ltd.	248,918	16,250
	Swiss Re Ltd.	286,674	16,097
	Holcim Ltd.	196,213	14,839
	Swatch Group AG (Bearer)	25,215	12,726
	Swisscom AG	19,633	9,001
1	Synthes Inc.	49,980	8,802
	SGS SA	4,066	7,724
	Geberit AG	30,656	7,273
	Givaudan SA	6,506	6,882
	Julius Baer Group Ltd.	165,682	6,844
	Adecco SA	99,101	6,361
	Kuehne & Nagel International AG	41,192	6,258
	Schindler Holding AG (Bearer)	41,602	5,060
	Swiss Life Holding AG	28,410	4,659
	Actelion Ltd.	84,571	4,173
	Baloise Holding AG	39,361	4,062
	Sika AG	1,619	3,908
	Sonova Holding AG	39,562	3,696
	Swatch Group AG (Registered)	40,387	3,631
	Lonza Group AG	45,093	3,533
	Aryzta AG	64,677	3,474
	GAM Holding AG	202,046	3,324
	Lindt & Spruengli AG	89	3,248
	Sulzer AG	16,932	2,761
	Straumann Holding AG	9,182	2,214
	Lindt & Spruengli AG	683	2,132
	Schindler Holding AG (Registered)	12,472	1,516
	Aryzta AG	14,448	765
			759,020
United Kingdom (21.3%)
	HSBC Holdings plc	13,876,066	137,578
	BP plc	14,696,912	108,214
	Vodafone Group plc	40,765,737	108,097
	Royal Dutch Shell plc Class A	2,621,894	93,297
	GlaxoSmithKline plc	4,082,603	87,508
	Rio Tinto plc	1,144,590	82,646
	Royal Dutch Shell plc Class B	2,117,203	75,555
	British American Tobacco plc	1,571,789	68,926
	BHP Billiton plc	1,714,910	67,385
	BG Group plc	2,654,870	60,281
	AstraZeneca plc	1,098,430	54,901
	Anglo American plc	1,044,786	51,815
	Standard Chartered plc	1,828,925	48,042
	Diageo plc	1,980,808	40,525
	Tesco plc	6,106,539	39,454
	Barclays plc	9,123,609	37,428
	Xstrata plc	1,639,540	36,112
	Unilever plc	1,008,523	32,541
	SABMiller plc	754,964	27,557
	Imperial Tobacco Group plc	806,722	26,858
	National Grid plc	2,721,562	26,792

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Reckitt Benckiser Group plc	472,978	26,124
*	Lloyds Banking Group plc	32,264,730	25,355
	Prudential plc	2,016,551	23,285
	BT Group plc	6,229,622	20,199
	Centrica plc	3,876,486	20,129
	Scottish & Southern Energy plc	730,149	16,330
	Aviva plc	2,245,598	15,807
	Rolls-Royce Holdings plc	1,496,505	15,498
	Shire plc	456,164	14,263
	Tullow Oil plc	708,249	14,104
	BAE Systems plc	2,692,053	13,772
	Compass Group plc	1,407,910	13,575
	WPP plc	998,335	12,507
	British Sky Broadcasting Group plc	917,704	12,459
	Pearson plc	656,863	12,426
	Experian plc	803,626	10,237
	Old Mutual plc	4,486,826	9,605
	Legal & General Group plc	4,891,029	9,266
	Reed Elsevier plc	1,004,319	9,144
	Land Securities Group plc	652,779	8,930
*	Royal Bank of Scotland Group plc	14,311,496	8,853
	ARM Holdings plc	924,647	8,695
	Kingfisher plc	1,958,052	8,411
	Burberry Group plc	354,810	8,251
	WM Morrison Supermarkets plc	1,652,971	7,906
	Smith & Nephew plc	731,817	7,843
*	Cairn Energy plc	1,158,240	7,724
	Wolseley plc	231,676	7,562
	British Land Co. plc	755,173	7,383
	Marks & Spencer Group plc	1,250,640	7,250
	Antofagasta plc	318,493	7,127
	Aggreko plc	214,249	6,638
	Standard Life plc	1,933,964	6,537
	International Power plc	1,259,582	6,505
	RSA Insurance Group plc	2,827,691	6,116
	Smiths Group plc	317,033	6,115
	Resolution Ltd.	1,285,377	6,059
	Randgold Resources Ltd.	70,946	5,976
	Royal Dutch Shell plc Class A (Amsterdam Shares)	167,144	5,935
	Man Group plc	1,559,747	5,933
	Capita Group plc	504,298	5,792
	Johnson Matthey plc	177,246	5,597
	Next plc	149,653	5,591
	J Sainsbury plc	1,043,595	5,528
	Carnival plc	142,539	5,523
	United Utilities Group plc	569,473	5,477
	Petrofac Ltd.	223,884	5,444
	Sage Group plc	1,123,297	5,208
	Severn Trent plc	213,105	5,035
	AMEC plc	285,662	4,992
	G4S plc	1,064,151	4,784
	Hammerson plc	618,352	4,781
*	Glencore International plc	600,279	4,730
	Associated British Foods plc	269,236	4,684
	Weir Group plc	136,708	4,667
	Intercontinental Hotels Group plc	221,871	4,542
*	Autonomy Corp. plc	164,542	4,507
	Admiral Group plc	168,397	4,491
	Rexam plc	727,277	4,471
	Intertek Group plc	121,641	3,855
*	ITV plc	3,336,084	3,831
	ICAP plc	501,516	3,804
	Kazakhmys plc	169,515	3,758
	Invensys plc	708,672	3,666

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2011

		Market
		Value
	Shares	($000)
3i Group plc	808,759	3,652
Fresnillo plc	157,480	3,547
Whitbread plc	136,621	3,542
Bunzl plc	278,894	3,492
Segro plc	683,979	3,429
Serco Group plc	380,591	3,376
Cobham plc	991,878	3,366
Investec plc	402,815	3,270
Babcock International Group plc	281,480	3,219
Lonmin plc	135,722	3,167
Vedanta Resources plc	89,912	3,022
Capital Shopping Centres Group plc	468,419	3,005
Inmarsat plc	292,304	2,612
Schroders plc	104,208	2,587
Eurasian Natural Resources Corp. plc	205,290	2,576
Balfour Beatty plc	443,462	2,199
London Stock Exchange Group plc	126,170	2,150
* Essar Energy plc	264,098	1,732
TUI Travel plc	462,049	1,663
Home Retail Group plc	511,448	1,344
		1,929,054
Total Common Stocks (Cost $8,369,390)		9,042,884
Other Assets and Liabilities—Net 0.1%		5,594
Net Assets (100%)		9,048,478

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of this security represented 0.1% of net assets.
ADR—American Depositary Receipt.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 1272_082011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.